November 1, 2021
Prospectus
Core Broad Market
VictoryShares US 500 Volatility Wtd ETF (CFA)
VictoryShares US Small Cap Volatility Wtd ETF (CSA)
VictoryShares International Volatility Wtd ETF (CIL)
Dividend Growth & Income
VictoryShares US Large Cap High Div Volatility Wtd ETF (CDL)
VictoryShares US Small Cap High Div Volatility Wtd ETF (CSB)
VictoryShares International High Div Volatility Wtd ETF (CID)
VictoryShares Emerging Market High Div Volatility Wtd ETF (CEY)
VictoryShares Dividend Accelerator ETF (VSDA)
Multi-Factor
VictoryShares US Multi-Factor Minimum Volatility ETF (VSMV)
Long/Cash
VictoryShares US 500 Enhanced Volatility Wtd ETF (CFO)
VictoryShares US EQ Income Enhanced Volatility Wtd ETF (CDC)
VictoryShares US Discovery Enhanced Volatility Wtd ETF (CSF)
VictoryShares Developed Enhanced Volatility Wtd ETF (CIZ)
Thematic
VictoryShares Nasdaq Next 50 ETF (QQQN)
Listed and traded on:
The Nasdaq Stock Market, LLC
The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
VictorySharesLiterature.com
866-376-7890

VictoryShares US 500 Volatility Wtd ETF Summary
Investment Objective
The VictoryShares US 500 Volatility Wtd ETF (the “Fund”) seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Volatility Weighted Index (the “Index”) before fees and expenses.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.39%
Fee Waiver/Expense Reimbursement[1]	(0.04)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.35%
1
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2022 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.35%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$36	$121	$215	$489
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

VictoryShares US 500 Volatility Wtd ETF Summary
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets directly or indirectly in the securities included in the Nasdaq Victory US Large Cap 500 Volatility Weighted Index (the “Index”), an unmanaged, volatility weighted index maintained exclusively by Nasdaq, Inc. (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Adviser.
The Index combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities. The Index follows a rules-based methodology to construct its constituent securities:
◼
The Index universe begins with all publicly traded U.S. stocks and then screens for all companies with positive earnings over the last twelve months.
◼
The Index identifies the 500 largest U.S. stocks by market capitalization measured at the time the Index’s constituent securities are determined.
◼
The 500 stocks are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.
The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%. The Index may include more than or fewer than 500 stocks depending on the number of companies meeting the Index’s criteria. As of September 30, 2021, the Index had a market capitalization range from $711.1 million to $2.3 trillion.
The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index.
Principal Risks of Investing in the Fund
The Fund’s investments are subject to the following principal risks:
Equity Securities Risk —The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
Large-Capitalization Stock Risk — The securities of large capitalization companies may underperform the securities of smaller capitalization companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Index Risk — The Fund attempts to track the performance of the Index. The Fund’s performance will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not actively managed, unless a specific security is removed from the Index, the Fund generally will not sell a security because the security’s issuer was in financial trouble.

VictoryShares US 500 Volatility Wtd ETF Summary
The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
Passive Investment Risk — The Fund is not actively managed, and the Adviser does not take defensive positions under any market conditions, including declining markets.
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.
Tracking Error Risk — The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.
Exchange-Traded Fund (“ETF”) Structure Risk — The Fund is structured as an ETF and as a result is subject to special risks, including:
◼
Not Individually Redeemable — The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, you may redeem your shares by selling them on the secondary market at prevailing market prices.
◼
Trading Issues — Trading in shares on the exchange operated by Nasdaq Stock Market, LLC (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to differences between the market price of the shares and the underlying value of those shares.
◼
Market Price Variance Risk — The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV.
◼
Authorized Participants Concentration Risk — A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV.
◼
Intraday Indicative Value (“IIV”) Risk — The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of securities (“Deposit Securities”) every 15 seconds (the “intraday indicative value” or “IIV”). The IIV is not a real-time update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as

VictoryShares US 500 Volatility Wtd ETF Summary
the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. In addition, the IIV is based on the published Deposit Securities and not on the Fund’s actual holdings.
Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns over the same period to one or more broad measures of market performance. We assume reinvestment of dividends and distributions.
Updated performance information is available on the Fund’s website at VictorySharesLiterature.com.
Calendar Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	19.65%	June 30, 2020
Lowest Quarter	-24.63%	March 31, 2020

Year-to-date return	14.83%	September 30, 2021

VictoryShares US 500 Volatility Wtd ETF Summary

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years	Life of Fund
FUND
Before Taxes	11.91%	13.29%	10.78%[1]
After Taxes on Distributions	11.53%	12.92%	10.42%[1]
After Taxes on Distributions and Sale of Fund Shares	7.24%	10.58%	8.60%[1]
Indices
S&P 500® Index reflects no deduction for fees, expenses or taxes.	18.40%	15.22%	12.64%
Nasdaq Victory US Large Cap 500 Volatility Weighted Index reflects no deduction for fees, expenses or taxes.	12.27%	13.69%	11.17%
1
Inception date is July 2, 2014.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Management of the Fund
Investment Adviser
The Adviser serves as the Fund’s investment adviser. The portfolio manager primarily responsible for day-to-day management of the Fund is a member of the Adviser’s Victory Solutions platform, which oversees the Adviser's rules-based investment strategies.
Portfolio Manager
	Title	Tenure with the Fund
Mannik Dhillon, CFA, CAIA®	President, VictoryShares and Solutions	Since 2018

VictoryShares US 500 Volatility Wtd ETF Summary
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares at NAV only in large blocks of 50,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities by Authorized Participants (“APs”) that have entered into agreements with the Fund’s distributor. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.
Shares of the Fund are listed for trading on the Exchange. Individual shares may only be purchased and sold in the secondary market through a broker or dealer at a market price. Because shares of the Fund trade at market prices rather than NAV, shares may trade at a price that is greater than (a premium), at, or less than (a discount) NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
For recent information about the Fund, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, visit VictorySharesLiterature.com.
Tax Information
The Fund’s distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of shares may result in capital gain or loss.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VictoryShares US Small Cap Volatility Wtd ETF Summary
Investment Objective
The VictoryShares US Small Cap Volatility Wtd ETF (the “Fund”) seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap 500 Volatility Weighted Index (the “Index”) before fees and expenses.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.55%
Fee Waiver/Expense Reimbursement[1]	(0.20)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.35%
1
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2022 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.35%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$36	$156	$287	$670
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

VictoryShares US Small Cap Volatility Wtd ETF Summary
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets directly or indirectly in the securities included in the Nasdaq Victory US Small Cap 500 Volatility Weighted Index (the “Index”), an unmanaged, volatility weighted index maintained exclusively by Nasdaq, Inc. (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Adviser.
The Index combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities. The Index follows a rules-based methodology to construct its constituent securities:
◼
The Index universe begins with all publicly traded U.S. stocks and then screens for all companies with positive earnings over the last twelve months.
◼
The Index identifies the 500 largest U.S. companies with market capitalizations of less than $3 billion measured at the time the Index’s constituent securities are determined.
◼
The 500 stocks are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.
The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%. The Index may include more than or fewer than 500 stocks depending on the number of companies meeting the Index’s criteria. As of September 30, 2021, the Index had a market capitalization range from $258.6 million to $3.4 billion.
The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index.
Principal Risks of Investing in the Fund
The Fund’s investments are subject to the following principal risks:
Equity Securities Risk —The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
Small-Capitalization Company Risk — Investments in small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, making it difficult for a Fund to buy and sell them at the time and price desired, and these issuers often face greater business risks. Small-capitalization companies typically are less financially stable than larger, more established companies, and may depend on a small number of key personnel, making them vulnerable to loss of personnel. These companies also generally have less diverse product lines than larger capitalization companies and are more susceptible to adverse developments related to their products.

VictoryShares US Small Cap Volatility Wtd ETF Summary
Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the investments in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the investments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes, and may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.
Index Risk — The Fund attempts to track the performance of the Index. The Fund’s performance will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not actively managed, unless a specific security is removed from the Index, the Fund generally will not sell a security because the security’s issuer was in financial trouble. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
Passive Investment Risk — The Fund is not actively managed, and the Adviser does not take defensive positions under any market conditions, including declining markets.
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.
Tracking Error Risk — The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.
Exchange-Traded Fund (“ETF”) Structure Risk — The Fund is structured as an ETF and as a result is subject to special risks, including:
◼
Not Individually Redeemable — The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, you may redeem your shares by selling them on the secondary market at prevailing market prices.
◼
Trading Issues — Trading in shares on the exchange operated by Nasdaq Stock Market, LLC (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to differences between the market price of the shares and the underlying value of those shares.
◼
Market Price Variance Risk — The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged

VictoryShares US Small Cap Volatility Wtd ETF Summary
by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV.
◼
Authorized Participants Concentration Risk — A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV.
◼
Intraday Indicative Value (“IIV”) Risk — The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of securities (“Deposit Securities”) every 15 seconds (the “intraday indicative value” or “IIV”). The IIV is not a real-time update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. In addition, the IIV is based on the published Deposit Securities and not on the Fund’s actual holdings.
Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns over the same period to one or more broad measures of market performance. We assume reinvestment of dividends and distributions.
Updated performance information is available on the Fund’s website at VictorySharesLiterature.com.

VictoryShares US Small Cap Volatility Wtd ETF Summary
Calendar Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	31.90%	December 31, 2020
Lowest Quarter	-33.16%	March 31, 2020

Year-to-date return	20.34%	September 30, 2021

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years	Life of Fund
FUND
Before Taxes	10.45%	11.86%	9.60%[1]
After Taxes on Distributions	10.01%	11.51%	9.26%[1]
After Taxes on Distributions and Sale of Fund Shares	6.37%	9.40%	7.56%[1]
Indices
Russell 2000® Index reflects no deduction for fees, expenses or taxes.	19.96%	13.26%	10.25%
Nasdaq Victory US Small Cap 500 Volatility Weighted Index reflects no deduction for fees, expenses or taxes.	10.78%	12.24%	9.92%
1
Inception date is July 8, 2015.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

VictoryShares US Small Cap Volatility Wtd ETF Summary
Management of the Fund
Investment Adviser
The Adviser serves as the Fund’s investment adviser. The portfolio manager primarily responsible for day-to-day management of the Fund is a member of the Adviser’s Victory Solutions platform, which oversees the Adviser's rules-based investment strategies.
Portfolio Manager
	Title	Tenure with the Fund
Mannik Dhillon, CFA, CAIA®	President, VictoryShares and Solutions	Since 2018
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares at NAV only in large blocks of 50,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities by Authorized Participants (“APs”) that have entered into agreements with the Fund’s distributor. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.
Shares of the Fund are listed for trading on the Exchange. Individual shares may only be purchased and sold in the secondary market through a broker or dealer at a market price. Because shares of the Fund trade at market prices rather than NAV, shares may trade at a price that is greater than (a premium), at, or less than (a discount) NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
For recent information about the Fund, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, visit VictorySharesLiterature.com.
Tax Information
The Fund’s distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of shares may result in capital gain or loss.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VictoryShares International Volatility Wtd ETF Summary
Investment Objective
The VictoryShares International Volatility Wtd ETF (the “Fund”) seeks to provide investment results that track the performance of the Nasdaq Victory International 500 Volatility Weighted Index (the “Index”) before fees and expenses.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.63%
Fee Waiver/Expense Reimbursement[1]	(0.18)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.45%
1
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2022 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.45%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$46	$184	$333	$769
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

VictoryShares International Volatility Wtd ETF Summary
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets directly or indirectly in the securities included in the Nasdaq Victory International 500 Volatility Weighted Index (the “Index”), an unmanaged, volatility weighted index maintained exclusively by Nasdaq, Inc. (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Adviser.
The Index combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities. The Index follows a rules-based methodology to construct its constituent securities:
◼
The Index universe begins with all publicly traded foreign companies and then screens for all companies with positive earnings over the last twelve months.
◼
The Index identifies the 500 largest foreign companies by market capitalization measured at the time the Index’s constituent securities are determined.
◼
The 500 stocks are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.
The Index considers foreign companies to be those that are organized or domiciled in a developed country (excluding the U.S. and emerging markets) and whose stock principally trades on a foreign exchange. Representative developed markets include Canada, France, Germany, Japan, Hong Kong and Australia.
The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular country to 20% and any particular sector to 25%. The Index may include more than or fewer than 500 stocks depending on the number of companies meeting the Index’s criteria.
The Fund seeks to track the returns of the Index before fees and expenses by employing, under normal circumstances, a “sampling” process to invest in a representative sample of stocks included in the Index. The Fund’s portfolio managers select these stocks using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index.
Principal Risks of Investing in the Fund
The Fund’s investments are subject to the following principal risks:
Equity Securities Risk —The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and

VictoryShares International Volatility Wtd ETF Summary
difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Index Risk — The Fund attempts to track the performance of the Index. The Fund’s performance will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not actively managed, unless a specific security is removed from the Index, the Fund generally will not sell a security because the security’s issuer was in financial trouble. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
Passive Investment Risk — The Fund is not actively managed, and the Adviser does not take defensive positions under any market conditions, including declining markets.
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.
Tracking Error Risk — The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.
Sampling Risk — The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer or a small number of issuers of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Exchange-Traded Fund (“ETF”) Structure Risk — The Fund is structured as an ETF and as a result is subject to special risks, including:
◼
Not Individually Redeemable — The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, you may redeem your shares by selling them on the secondary market at prevailing market prices.
◼
Trading Issues — Trading in shares on the exchange operated by Nasdaq Stock Market, LLC (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the

VictoryShares International Volatility Wtd ETF Summary
creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to differences between the market price of the shares and the underlying value of those shares.
◼
Market Price Variance Risk — The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV.
◼
International Closed Market Trading Risk — Many of the Fund’s underlying securities trade on foreign exchanges that are closed when the Exchange is open; consequently, events may transpire while such foreign exchanges are closed but the Exchange is open that may change the value of such underlying securities relative to their last quoted prices on such foreign exchanges.
◼
Authorized Participants Concentration Risk — A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV.
◼
Intraday Indicative Value (“IIV”) Risk — The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of securities (“Deposit Securities”) every 15 seconds (the “intraday indicative value” or “IIV”). The IIV is not a real-time update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close which could affect premiums and discounts between the IIV and the market price of the shares. In addition, the IIV is based on the published Deposit Securities and not on the Fund’s actual holdings.
Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.
Large Shareholder Risk — Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

VictoryShares International Volatility Wtd ETF Summary
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns over the same period to one or more broad measures of market performance. We assume reinvestment of dividends and distributions.
Updated performance information is available on the Fund’s website at VictorySharesLiterature.com.
Calendar Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	14.02%	December 31, 2020
Lowest Quarter	-22.89%	March 31, 2020

Year-to-date return	8.89%	September 30, 2021

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years	Life of Fund
FUND
Before Taxes	6.09%	6.81%	5.65%[1]
After Taxes on Distributions	5.66%	6.31%	5.18%[1]
After Taxes on Distributions and Sale of Fund Shares	3.95%	5.36%	4.45%[1]
Indices
MSCI EAFE Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.	7.82%	7.45%	5.97%
Nasdaq Victory International 500 Volatility Weighted Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.	6.45%	7.16%	7.97%
1
Inception date is August 20, 2015.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

VictoryShares International Volatility Wtd ETF Summary
Management of the Fund
Investment Adviser
The Adviser serves as the Fund’s investment adviser. The portfolio manager primarily responsible for day-to-day management of the Fund is a member of the Adviser’s Victory Solutions platform, which oversees the Adviser's rules-based investment strategies.
Portfolio Manager
	Title	Tenure with the Fund
Mannik Dhillon, CFA, CAIA®	President, VictoryShares and Solutions	Since 2018
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares at NAV only in large blocks of 50,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities by Authorized Participants (“APs”) that have entered into agreements with the Fund’s distributor. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.
Shares of the Fund are listed for trading on the Exchange. Individual shares may only be purchased and sold in the secondary market through a broker or dealer at a market price. Because shares of the Fund trade at market prices rather than NAV, shares may trade at a price that is greater than (a premium), at, or less than (a discount) NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
For recent information about the Fund, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, visit VictorySharesLiterature.com.
Tax Information
The Fund’s distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of shares may result in capital gain or loss.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VictoryShares US Large Cap High Div Volatility Wtd ETF Summary
Investment Objective
The VictoryShares US Large Cap High Div Volatility Wtd ETF (the “Fund”) seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index (the “Index”) before fees and expenses.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.41%
Fee Waiver/Expense Reimbursement[1]	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.35%
1
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2022 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.35%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$36	$126	$224	$512
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

VictoryShares US Large Cap High Div Volatility Wtd ETF Summary
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets directly or indirectly in the securities included in the Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index (the “Index”), an unmanaged, volatility weighted index maintained exclusively by Nasdaq, Inc. (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Adviser.
The Index combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities. The Index follows a rules-based methodology to construct its constituent securities:
◼
The Index universe begins with the stocks included in the Nasdaq Victory US Large Cap 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest U.S. companies by market capitalization with positive earnings over the last twelve months.
◼
The Index identifies the 100 highest dividend yielding stocks in the Nasdaq Victory US Large Cap 500 Volatility Weighted Index.
◼
The 100 stocks are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.
The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%. The Index may include more than or fewer than 100 stocks depending on the number of companies meeting the Index’s criteria. As of September 30, 2021, the Index had a market capitalization range from $711.1 million to $425.1 billion.
The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index.
Principal Risks of Investing in the Fund
The Fund’s investments are subject to the following principal risks:
Equity Securities Risk —The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
Large-Capitalization Stock Risk — The securities of large capitalization companies may underperform the securities of smaller capitalization companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Investment Strategy Risk — The Fund’s dividend strategy may not be successful. Dividend paying stocks may fall out of favor relative to the overall market. In addition, the Index may not successfully identify companies that meet its objectives.

VictoryShares US Large Cap High Div Volatility Wtd ETF Summary
Index Risk — The Fund attempts to track the performance of the Index. The Fund’s performance will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not actively managed, unless a specific security is removed from the Index, the Fund generally will not sell a security because the security’s issuer was in financial trouble. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
Passive Investment Risk — The Fund is not actively managed, and the Adviser does not take defensive positions under any market conditions, including declining markets.
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.
Tracking Error Risk — The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.
Exchange-Traded Fund (“ETF”) Structure Risk — The Fund is structured as an ETF and as a result is subject to special risks, including:
◼
Not Individually Redeemable — The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, you may redeem your shares by selling them on the secondary market at prevailing market prices.
◼
Trading Issues — Trading in shares on the exchange operated by Nasdaq Stock Market, LLC (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to differences between the market price of the shares and the underlying value of those shares.
◼
Market Price Variance Risk — The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV.
◼
Authorized Participants Concentration Risk — A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV.

VictoryShares US Large Cap High Div Volatility Wtd ETF Summary
◼
Intraday Indicative Value (“IIV”) Risk — The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of securities (“Deposit Securities”) every 15 seconds (the “intraday indicative value” or “IIV”). The IIV is not a real-time update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. In addition, the IIV is based on the published Deposit Securities and not on the Fund’s actual holdings.
Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns over the same period to one or more broad measures of market performance. We assume reinvestment of dividends and distributions.
Updated performance information is available on the Fund’s website at VictorySharesLiterature.com.
Calendar Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	18.17%	December 31, 2020
Lowest Quarter	-30.00%	March 31, 2020

Year-to-date return	21.81%	September 30, 2021

VictoryShares US Large Cap High Div Volatility Wtd ETF Summary

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years	Life of Fund
FUND
Before Taxes	-3.28%	10.03%	9.03%[1]
After Taxes on Distributions	-4.15%	9.18%	8.20%[1]
After Taxes on Distributions and Sale of Fund Shares	-1.48%	7.84%	7.04%[1]
Indices
Russell 1000 Value Index reflects no deduction for fees, expenses or taxes.	2.80%	9.74%	8.07%
Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index reflects no deduction for fees, expenses or taxes.	-3.07%	10.42%	9.41%
1
Inception date is July 8, 2015.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Management of the Fund
Investment Adviser
The Adviser serves as the Fund’s investment adviser. The portfolio manager primarily responsible for day-to-day management of the Fund is a member of the Adviser’s Victory Solutions platform, which oversees the Adviser's rules-based investment strategies.
Portfolio Manager
	Title	Tenure with the Fund
Mannik Dhillon, CFA, CAIA®	President, VictoryShares and Solutions	Since 2018

VictoryShares US Large Cap High Div Volatility Wtd ETF Summary
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares at NAV only in large blocks of 50,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities by Authorized Participants (“APs”) that have entered into agreements with the Fund’s distributor. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.
Shares of the Fund are listed for trading on the Exchange. Individual shares may only be purchased and sold in the secondary market through a broker or dealer at a market price. Because shares of the Fund trade at market prices rather than NAV, shares may trade at a price that is greater than (a premium), at, or less than (a discount) NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
For recent information about the Fund, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, visit VictorySharesLiterature.com.
Tax Information
The Fund’s distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of shares may result in capital gain or loss.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VictoryShares US Small Cap High Div Volatility Wtd ETF Summary
Investment Objective
The VictoryShares US Small Cap High Div Volatility Wtd ETF (the “Fund”) seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index (the “Index”) before fees and expenses.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.42%
Fee Waiver/Expense Reimbursement[1]	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.35%
1
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2022 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.35%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$36	$128	$228	$523
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.

VictoryShares US Small Cap High Div Volatility Wtd ETF Summary
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets directly or indirectly in the securities included in the Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index (the “Index”), an unmanaged, volatility weighted index maintained exclusively by Nasdaq, Inc. (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Adviser.
The Index combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities. The Index follows a rules-based methodology to construct its constituent securities:
◼
The Index universe begins with the stocks included in the Nasdaq Victory US Small Cap 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest U.S. companies with market capitalizations of less than $3 billion with positive earnings over the last twelve months.
◼
The Index identifies the 100 highest dividend yielding stocks in the Nasdaq Victory US Small Cap 500 Volatility Weighted Index.
◼
The 100 stocks are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.
The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%. The Index may include more than or fewer than 100 stocks depending on the number of companies meeting the Index’s criteria. As of September 30, 2021, the Index had a market capitalization range from $258.6 million to $2.9 billion.
The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index.
Principal Risks of Investing in the Fund
The Fund’s investments are subject to the following principal risks:
Equity Securities Risk —The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
Small-Capitalization Company Risk — Investments in small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, making it difficult for a Fund to buy and sell them at the time and price desired, and these issuers often face greater business risks. Small-capitalization companies typically are less financially stable than larger, more established companies, and may depend on a small number of key personnel, making them vulnerable

VictoryShares US Small Cap High Div Volatility Wtd ETF Summary
to loss of personnel. These companies also generally have less diverse product lines than larger capitalization companies and are more susceptible to adverse developments related to their products.
Investment Strategy Risk — The Fund’s dividend strategy may not be successful. Dividend paying stocks may fall out of favor relative to the overall market. In addition, the Index may not successfully identify companies that meet its objectives.
Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the investments in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the investments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes, and may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.
Index Risk — The Fund attempts to track the performance of the Index. The Fund’s performance will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not actively managed, unless a specific security is removed from the Index, the Fund generally will not sell a security because the security’s issuer was in financial trouble. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
Passive Investment Risk — The Fund is not actively managed, and the Adviser does not take defensive positions under any market conditions, including declining markets.
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.
Tracking Error Risk — The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.
Exchange-Traded Fund (“ETF”) Structure Risk — The Fund is structured as an ETF and as a result is subject to special risks, including:
◼
Not Individually Redeemable — The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, you may redeem your shares by selling them on the secondary market at prevailing market prices.
◼
Trading Issues — Trading in shares on the exchange operated by Nasdaq Stock Market, LLC (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the

VictoryShares US Small Cap High Div Volatility Wtd ETF Summary
creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to differences between the market price of the shares and the underlying value of those shares.
◼
Market Price Variance Risk — The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV.
◼
Authorized Participants Concentration Risk — A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV.
◼
Intraday Indicative Value (“IIV”) Risk — The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of securities (“Deposit Securities”) every 15 seconds (the “intraday indicative value” or “IIV”). The IIV is not a real-time update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. In addition, the IIV is based on the published Deposit Securities and not on the Fund’s actual holdings.
Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns over the same period to one or more broad measures of market performance. We assume reinvestment of dividends and distributions.
Updated performance information is available on the Fund’s website at VictorySharesLiterature.com.

VictoryShares US Small Cap High Div Volatility Wtd ETF Summary
Calendar Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	34.09%	December 31, 2020
Lowest Quarter	-32.91%	March 31, 2020

Year-to-date return	17.75%	September 30, 2021

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years	Life of Fund
FUND
Before Taxes	10.73%	12.63%	10.47%[1]
After Taxes on Distributions	9.49%	11.66%	9.53%[1]
After Taxes on Distributions and Sale of Fund Shares	6.86%	9.87%	8.12%[1]
Indices
Russell 2000® Value Index reflects no deduction for fees, expenses or taxes.	4.63%	9.65%	7.17%
Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index reflects no deduction for fees, expenses or taxes.	10.97%	13.01%	10.82%
1
Inception date is July 8, 2015.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

VictoryShares US Small Cap High Div Volatility Wtd ETF Summary
Management of the Fund
Investment Adviser
The Adviser serves as the Fund’s investment adviser. The portfolio manager primarily responsible for day-to-day management of the Fund is a member of the Adviser’s Victory Solutions platform, which oversees the Adviser's rules-based investment strategies.
Portfolio Manager
	Title	Tenure with the Fund
Mannik Dhillon, CFA, CAIA®	President, VictoryShares and Solutions	Since 2018
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares at NAV only in large blocks of 50,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities by Authorized Participants (“APs”) that have entered into agreements with the Fund’s distributor. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.
Shares of the Fund are listed for trading on the Exchange. Individual shares may only be purchased and sold in the secondary market through a broker or dealer at a market price. Because shares of the Fund trade at market prices rather than NAV, shares may trade at a price that is greater than (a premium), at, or less than (a discount) NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
For recent information about the Fund, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, visit VictorySharesLiterature.com.
Tax Information
The Fund’s distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of shares may result in capital gain or loss.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VictoryShares International High Div Volatility Wtd ETF Summary
Investment Objective
The VictoryShares International High Div Volatility Wtd ETF (the “Fund”) seeks to provide investment results that track the performance of the Nasdaq Victory International High Dividend 100 Volatility Weighted Index (the “Index”) before fees and expenses.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.66%
Fee Waiver/Expense Reimbursement[1]	(0.21)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.45%
1
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2022 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.45%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$46	$190	$347	$803
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 111% of the average value of its portfolio.

VictoryShares International High Div Volatility Wtd ETF Summary
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets directly or indirectly in the securities included in the Nasdaq Victory International High Dividend 100 Volatility Weighted Index (the “Index”), an unmanaged, volatility weighted index maintained exclusively by Nasdaq, Inc. (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Adviser.
The Index combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities. The Index follows a rules-based methodology to construct its constituent securities:
◼
The Index universe begins with the stocks included in the Nasdaq Victory International 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest foreign companies by market capitalization with positive earnings over the last twelve months.
◼
The Index identifies the 100 highest dividend yielding stocks in the Nasdaq Victory International 500 Volatility Weighted Index.
◼
The 100 stocks are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.
The Index considers foreign companies to be those that are organized or domiciled in a developed country (excluding the U.S. and emerging markets) and whose stock principally trades on a foreign exchange. Representative developed markets include Canada, France, Germany, Japan, Hong Kong and Australia.
The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular country to 20% and any particular sector to 25%. The Index may include more than or fewer than 100 stocks depending on the number of companies meeting the Index’s criteria.
The Fund seeks to track the returns of the Index before fees and expenses by employing, under normal circumstances, a “sampling” process to invest in a representative sample of stocks included in the Index. The Fund’s portfolio managers select these stocks using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index.
Principal Risks of Investing in the Fund
The Fund’s investments are subject to the following principal risks:
Equity Securities Risk —The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

VictoryShares International High Div Volatility Wtd ETF Summary
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Investment Strategy Risk — The Fund’s dividend strategy may not be successful. Dividend paying stocks may fall out of favor relative to the overall market. In addition, the Index may not successfully identify companies that meet its objectives.
Index Risk — The Fund attempts to track the performance of the Index. The Fund’s performance will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not actively managed, unless a specific security is removed from the Index, the Fund generally will not sell a security because the security’s issuer was in financial trouble. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
Passive Investment Risk — The Fund is not actively managed, and the Adviser does not take defensive positions under any market conditions, including declining markets.
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.
Sampling Risk — The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer or a small number of issuers of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Tracking Error Risk — The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. The Fund’s use of representative sampling may cause the tracking error to be higher than would be the case if the Fund purchased all of the securities in the Index.
Exchange-Traded Fund (“ETF”) Structure Risk — The Fund is structured as an ETF and as a result is subject to special risks, including:

VictoryShares International High Div Volatility Wtd ETF Summary
◼
Not Individually Redeemable — The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, you may redeem your shares by selling them on the secondary market at prevailing market prices.
◼
Trading Issues — Trading in shares on the exchange operated by Nasdaq Stock Market, LLC (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to differences between the market price of the shares and the underlying value of those shares.
◼
Market Price Variance Risk — The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV.
◼
International Closed Market Trading Risk — Many of the Fund’s underlying securities trade on foreign exchanges that are closed when the Exchange is open; consequently, events may transpire while such foreign exchanges are closed but the Exchange is open that may change the value of such underlying securities relative to their last quoted prices on such foreign exchanges. Because the Fund generally relies on the last quoted prices for such securities when calculating its NAV, such events may cause shares to trade at a premium or discount to NAV.
◼
Authorized Participants Concentration Risk — A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV.
◼
Intraday Indicative Value (“IIV”) Risk — The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of securities (“Deposit Securities”) every 15 seconds (the “intraday indicative value” or “IIV”). The IIV is not a real-time update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close which could affect premiums and discounts between the IIV and the market price of the shares. In addition, the IIV is based on the published Deposit Securities and not on the Fund’s actual holdings.
Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.

VictoryShares International High Div Volatility Wtd ETF Summary
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns over the same period to one or more broad measures of market performance. We assume reinvestment of dividends and distributions.
Updated performance information is available on the Fund’s website at VictorySharesLiterature.com.
Calendar Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	17.33%	December 31, 2020
Lowest Quarter	-32.11%	March 31, 2020

Year-to-date return	10.51%	September 30, 2021

VictoryShares International High Div Volatility Wtd ETF Summary

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years	Life of Fund
FUND
Before Taxes	-8.65%	2.63%	1.10%[1]
After Taxes on Distributions	-9.25%	1.86%	0.37%[1]
After Taxes on Distributions and Sale of Fund Shares	-4.50%	2.23%	1.04%[1]
Indices
MSCI EAFE Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.	7.82%	7.45%	5.97%
Nasdaq Victory International High Dividend 100 Volatility Weighted Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.	-8.16%	3.05%	1.56%
1
Inception date is August 20, 2015.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Management of the Fund
Investment Adviser
The Adviser serves as the Fund’s investment adviser. The portfolio manager primarily responsible for day-to-day management of the Fund is a member of the Adviser’s Victory Solutions platform, which oversees the Adviser's rules-based investment strategies.
Portfolio Manager
	Title	Tenure with the Fund
Mannik Dhillon, CFA, CAIA®	President, VictoryShares and Solutions	Since 2018

VictoryShares International High Div Volatility Wtd ETF Summary
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares at NAV only in large blocks of 50,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities by Authorized Participants (“APs”) that have entered into agreements with the Fund’s distributor. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.
Shares of the Fund are listed for trading on the Exchange. Individual shares may only be purchased and sold in the secondary market through a broker or dealer at a market price. Because shares of the Fund trade at market prices rather than NAV, shares may trade at a price that is greater than (a premium), at, or less than (a discount) NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
For recent information about the Fund, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, visit VictorySharesLiterature.com.
Tax Information
The Fund’s distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of shares may result in capital gain or loss.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VictoryShares Emerging Market High Div Volatility Wtd ETF Summary
Investment Objective
The VictoryShares Emerging Market High Div Volatility Wtd ETF (the “Fund”) seeks to provide investment results that track the performance of the Nasdaq Victory Emerging Market High Dividend 100 Volatility Weighted Index (the “Index”) before fees and expenses.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Other Expenses	0.74%
Total Annual Fund Operating Expenses	1.19%
Fee Waiver/Expense Reimbursement[1]	(0.69)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.50%
1
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2022 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.50%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$51	$309	$588	$1,382
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.

VictoryShares Emerging Market High Div Volatility Wtd ETF Summary
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets directly or indirectly in the securities included in the Nasdaq Victory Emerging Market High Dividend 100 Volatility Weighted Index (the “Index”), an unmanaged, volatility weighted index maintained exclusively by Nasdaq, Inc. (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Adviser.
The Index combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities. The Index follows a rules-based methodology to construct its constituent securities:
◼
The Index universe begins with the stocks included in the Nasdaq Victory Emerging Market 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest emerging market companies by market capitalization with positive earnings over the last twelve months.
◼
The Index identifies the 100 highest dividend yielding stocks in the Nasdaq Victory Emerging Market 500 Volatility Weighted Index.
◼
The 100 stocks are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.
The Index considers emerging market companies to be those that are organized or domiciled in an emerging market country and whose stock principally trades on a foreign exchange. Emerging markets are generally those with a less-developed economy and per capita income significantly lower than the U.S. or other developed countries. Representative emerging market countries include China (Asia), Brazil (South America), Russia (Europe and Asia), India (Asia) and Egypt (Africa).
The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular country to 20% and any particular sector to 25%. The Index may include more than or fewer than 100 stocks depending on the number of companies meeting the Index’s criteria.
The Fund seeks to track the returns of the Index before fees and expenses by employing, under normal circumstances, a “sampling” process to invest in a representative sample of stocks included in the Index. The Fund’s portfolio managers select these stocks using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index.
At times, the Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), in order to access a particular asset class or market.
Principal Risks of Investing in the Fund
The Fund’s investments are subject to the following principal risks:
Equity Securities Risk —The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical

VictoryShares Emerging Market High Div Volatility Wtd ETF Summary
events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Emerging Markets Risk — The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, limited reliable access to capital, less government regulation (including limitations on the available rights and remedies), market manipulation concerns, less extensive and less frequent recordkeeping, accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, risks related to foreign investment structures, substantial economic and political disruptions and the nationalization of foreign deposits or assets.
Smaller Company Risk — Small-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Investment Strategy Risk — The Fund’s dividend strategy may not be successful. Dividend paying stocks may fall out of favor relative to the overall market. In addition, the Index may not successfully identify companies that meet its objectives.
Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the investments in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the investments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes, and may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.
Index Risk — The Fund attempts to track the performance of the Index. The Fund’s performance will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not actively managed, unless a specific security is removed from the Index, the Fund generally will not sell a security because the security’s issuer was in financial trouble. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
Passive Investment Risk — The Fund is not actively managed, and the Adviser does not take defensive positions under any market conditions, including declining markets.

VictoryShares Emerging Market High Div Volatility Wtd ETF Summary
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.
Tracking Error Risk — The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. The Fund’s use of representative sampling may cause the tracking error to be higher than would be the case if the Fund purchased all of the securities in the Index.
Sampling Risk — The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer or a small number of issuers of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Exchange-Traded Fund (“ETF”) Structure Risk — The Fund is structured as an ETF and as a result is subject to special risks, including:
◼
Not Individually Redeemable — The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, you may redeem your shares by selling them on the secondary market at prevailing market prices.
◼
Trading Issues — Trading in shares on the exchange operated by Nasdaq Stock Market, LLC (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to differences between the market price of the shares and the underlying value of those shares.
◼
Market Price Variance Risk — The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV.
◼
International Closed Market Trading Risk — Many of the Fund’s underlying securities trade on foreign exchanges that are closed when the Exchange is open; consequently, events may transpire while such foreign exchanges are closed but the Exchange is open that may change the value of such underlying securities relative to their last quoted prices on such foreign exchanges. The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market's close which could affect premiums and discounts between the IIV and the market price of the shares. In addition, the IIV is based on the published Deposit Securities and not on the Fund's actual holdings.

VictoryShares Emerging Market High Div Volatility Wtd ETF Summary
◼
Authorized Participants Concentration Risk — A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV.
◼
Tax-Efficiency Risk — Redemptions of shares may be effected for cash, rather than in kind, which means that the Fund may need to sell portfolio securities in order to complete an in-cash redemption, and may recognize net gains on these sales. As a result, investments in the shares may be less tax-efficient than investments in ETFs that redeem solely or principally in kind, and the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
◼
Intraday Indicative Value (“IIV”) Risk — The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of securities (“Deposit Securities”) every 15 seconds (the “intraday indicative value” or “IIV”). The IIV is not a real-time update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close which could affect premiums and discounts between the IIV and the market price of the shares. In addition, the IIV is based on the published Deposit Securities and not on the Fund’s actual holdings.
Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.
Investment Company Risk — An investment company or similar vehicle (including an ETF) in which the Fund invests may not achieve its investment objective. Underlying investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns over the same period to one or more broad measures of market performance. We assume reinvestment of dividends and distributions.
Updated performance information is available on the Fund’s website at VictorySharesLiterature.com.

VictoryShares Emerging Market High Div Volatility Wtd ETF Summary
Calendar Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	19.09%	December 31, 2020
Lowest Quarter	-28.09%	March 31, 2020

Year-to-date return	12.77%	September 30, 2021

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	Life of Fund
FUND
Before Taxes	-4.13%	0.87%[1]
After Taxes on Distributions	-4.42%	-0.11%[1]
After Taxes on Distributions and Sale of Fund Shares	-1.32%	0.70%[1]
Indices
MSCI Emerging Markets Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.	18.31%	7.20%
Nasdaq Victory Emerging Market High Dividend 100 Volatility Weighted Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.	-3.53%	2.35%
1
Inception date is October 25, 2017.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

VictoryShares Emerging Market High Div Volatility Wtd ETF Summary
Management of the Fund
Investment Adviser
The Adviser serves as the Fund’s investment adviser. The portfolio manager primarily responsible for day-to-day management of the Fund is a member of the Adviser’s Victory Solutions platform, which oversees the Adviser's rules-based investment strategies.
Portfolio Manager
	Title	Tenure with the Fund
Mannik Dhillon, CFA, CAIA®	President, VictoryShares and Solutions	Since 2018
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares at NAV only in large blocks of 50,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities by Authorized Participants (“APs”) that have entered into agreements with the Fund’s distributor. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.
Shares of the Fund are listed for trading on the Exchange. Individual shares may only be purchased and sold in the secondary market through a broker or dealer at a market price. Because shares of the Fund trade at market prices rather than NAV, shares may trade at a price that is greater than (a premium), at, or less than (a discount) NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
For recent information about the Fund, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, visit VictorySharesLiterature.com.
Tax Information
The Fund’s distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of shares may result in capital gain or loss.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VictoryShares Dividend Accelerator ETF Summary
Investment Objective
The VictoryShares Dividend Accelerator ETF (the “Fund”) seeks to provide investment results that track the performance of the Nasdaq Victory Dividend Accelerator Index (the “Index”) before fees and expenses.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.40%
Fee Waiver/Expense Reimbursement[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.35%
1
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2022 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.35%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$36	$123	$219	$500
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

VictoryShares Dividend Accelerator ETF Summary
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in securities included in the Nasdaq Victory Dividend Accelerator Index (the “Index”). The Index utilizes a rules-based approach designed to identify dividend paying stocks with a higher likelihood of future dividend growth. The Index is maintained exclusively by Nasdaq, Inc. (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Adviser.
The companies eligible for inclusion in the Index are derived from its starting universe, the mid- to large-capitalization U.S. companies included in the Nasdaq US Large Mid Cap Index (“Parent Index”), an index maintained by the Index Provider. The Parent Index consists of those companies with market capitalizations representing the top 90% of the U.S. investable universe.
The Index screens companies in the Parent Index using a number of proprietary fundamental factors that have been identified by a quantitative multi-factor selection process to identify dividend paying companies with a higher probability of future dividend growth. Within this smaller set of companies, the Index weights the constituent securities using a methodology designed to maximize dividend growth, measured at a portfolio level, within established portfolio constraints (such as maximum weightings of index constituents and sectors). The Index is reconstituted every April and rebalanced quarterly (based on information as of the prior month-end).
The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index in proportion to their weightings in the Index.
Principal Risks of Investing in the Fund
The Fund’s investments are subject to the following principal risks:
Equity Securities Risk —The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
Investment Strategy Risk — The Fund’s dividend strategy may not be successful. Dividend paying stocks may fall out of favor relative to the overall market. In addition, the Index may not successfully identify companies that meet its objectives.
Mid-Capitalization Stock Risk — Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Large-Capitalization Stock Risk — The securities of large capitalization companies may underperform the securities of smaller capitalization companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.

VictoryShares Dividend Accelerator ETF Summary
Index Risk — The Fund attempts to track the performance of the Index. The Fund’s performance will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not actively managed, unless a specific security is removed from the Index, the Fund generally will not sell a security because the security’s issuer was in financial trouble. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
Passive Investment Risk — The Fund is not actively managed, and the Adviser does not take defensive positions under any market conditions, including declining markets.
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.
Tracking Error Risk — The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.
Exchange-Traded Fund (“ETF”) Structure Risk — The Fund is structured as an ETF and as a result is subject to special risks, including:
◼
Not Individually Redeemable — The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, you may redeem your shares by selling them on the secondary market at prevailing market prices.
◼
Trading Issues — Trading in shares on the exchange operated by Nasdaq Stock Market, LLC (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to differences between the market price of the shares and the underlying value of those shares.
◼
Market Price Variance Risk — The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV.
◼
Authorized Participants Concentration Risk — A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV.

VictoryShares Dividend Accelerator ETF Summary
◼
Intraday Indicative Value (“IIV”) Risk — The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of securities (“Deposit Securities”) every 15 seconds (the “intraday indicative value” or “IIV”). The IIV is not a real-time update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. In addition, the IIV is based on the published Deposit Securities and not on the Fund’s actual holdings.
Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.
Large Shareholder Risk — Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns over the same period to one or more broad measures of market performance. We assume reinvestment of dividends and distributions.
Updated performance information is available on the Fund’s website at VictorySharesLiterature.com.

VictoryShares Dividend Accelerator ETF Summary
Calendar Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	15.25%	June 30, 2020
Lowest Quarter	-19.13%	March 31, 2020

Year-to-date return	9.75%	September 30, 2021

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	Life of Fund
FUND
Before Taxes	12.76%	14.82%[1]
After Taxes on Distributions	12.32%	14.37%[1]
After Taxes on Distributions and Sale of Fund Shares	7.81%	11.66%[1]
Indices
S&P 500® Index reflects no deduction for fees, expenses or taxes.	18.40%	15.71%
Nasdaq Victory Dividend Accelerator Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.	13.13%	15.22%
1
Inception date is April 18, 2017.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

VictoryShares Dividend Accelerator ETF Summary
Management of the Fund
Investment Adviser
The Adviser serves as the Fund’s investment adviser. The portfolio manager primarily responsible for day-to-day management of the Fund is a member of the Adviser’s Victory Solutions platform, which oversees the Adviser's rules-based investment strategies.
Portfolio Manager
	Title	Tenure with the Fund
Mannik Dhillon, CFA, CAIA®	President, VictoryShares and Solutions	Since 2017
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares at NAV only in large blocks of 50,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities by Authorized Participants (“APs”) that have entered into agreements with the Fund’s distributor. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.
Shares of the Fund are listed for trading on the Exchange. Individual shares may only be purchased and sold in the secondary market through a broker or dealer at a market price. Because shares of the Fund trade at market prices rather than NAV, shares may trade at a price that is greater than (a premium), at, or less than (a discount) NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
For recent information about the Fund, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, visit VictorySharesLiterature.com.
Tax Information
The Fund’s distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of shares may result in capital gain or loss.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VictoryShares US Multi-Factor Minimum Volatility ETF Summary
Investment Objective
The VictoryShares US Multi-Factor Minimum Volatility ETF (the “Fund”) seeks to provide investment results that track the performance of the Nasdaq Victory US Multi-Factor Minimum Volatility Index (the “Index”) before fees and expenses.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.41%
Fee Waiver/Expense Reimbursement[1]	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.35%
1
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2022 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.35%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$36	$126	$224	$512
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

VictoryShares US Multi-Factor Minimum Volatility ETF Summary
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in securities included in the Nasdaq Victory US Multi-Factor Minimum Volatility Index (the “Index”). The Index utilizes a rules-based approach designed to generate investment returns with less volatility than the broader U.S. market. The Index is maintained exclusively by Nasdaq, Inc. (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Adviser.
The companies eligible for inclusion in the Index are derived from its starting universe, the mid- and large-capitalization U.S. companies included in the Nasdaq US Large Mid Cap Index (“Parent Index”), an index maintained by the Index Provider. The Parent Index consists of those U.S. companies with market caps representing the top 90% of the U.S. investable universe.
The Index Provider considers a company to be a U.S. company if it is economically tied to the U.S. In general, a company is treated as being economically tied to the U.S. if: (1) the company is incorporated and domiciled in the U.S., (2) the company makes public filings with U.S. securities regulators, and (3) the company’s securities are listed on a U.S. exchange. In addition, the Index Provider treats companies that are incorporated in certain identified countries to benefit from tax, legal or other advantages, but which otherwise meet these requirements, as being economically tied to the U.S.
The Index is designed to construct a diversified portfolio with superior risk-adjusted returns by first ranking companies using a number of proprietary fundamental factors, such as dividend yield, sales growth and other financial metrics that have been identified by a quantitative multi-factor selection process to identify the companies that are most likely to outperform the broader U.S. market. The companies in the top 20% of the ranking are included in the Index. Within this smaller set of companies, the Index uses an optimization tool to weight the individual securities to minimize absolute volatility, measured at a portfolio level, within established portfolio constraints (such as minimum and maximum weightings of index constituents and sectors). The Index is reconstituted every April and October (based on information as of the prior month-end).
The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index in proportion to their weightings in the Index.
Principal Risks of Investing in the Fund
The Fund’s investments are subject to the following principal risks:
Equity Securities Risk —The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
Mid-Capitalization Stock Risk — Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

VictoryShares US Multi-Factor Minimum Volatility ETF Summary
Large-Capitalization Stock Risk — The securities of large capitalization companies may underperform the securities of smaller capitalization companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Investment Strategy Risk — The Index may not successfully identify companies that meet its objective. Although the Index is designed to minimize volatility compared to the Parent Index, there is no guarantee that this strategy will be successful.
Index Risk — The Fund attempts to track the performance of the Index. The Fund’s performance will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not actively managed, unless a specific security is removed from the Index, the Fund generally will not sell a security because the security’s issuer was in financial trouble. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
Passive Investment Risk — The Fund is not actively managed, and the Adviser does not take defensive positions under any market conditions, including declining markets.
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.
Tracking Error Risk — The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.
Exchange-Traded Fund (“ETF”) Structure Risk — The Fund is structured as an ETF and as a result is subject to special risks, including:
◼
Not Individually Redeemable — The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, you may redeem your shares by selling them on the secondary market at prevailing market prices.
◼
Trading Issues — Trading in shares on the exchange operated by Nasdaq Stock Market, LLC (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to differences between the market price of the shares and the underlying value of those shares.
◼
Market Price Variance Risk — The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged

VictoryShares US Multi-Factor Minimum Volatility ETF Summary
by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV.
◼
Authorized Participants Concentration Risk — A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV.
◼
Intraday Indicative Value (“IIV”) Risk — The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of securities (“Deposit Securities”) every 15 seconds (the “intraday indicative value” or “IIV”). The IIV is not a real-time update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. In addition, the IIV is based on the published Deposit Securities and not on the Fund’s actual holdings.
Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.
Large Shareholder Risk — Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns over the same period to one or more broad measures of market performance. We assume reinvestment of dividends and distributions.
Updated performance information is available on the Fund’s website at VictorySharesLiterature.com.

VictoryShares US Multi-Factor Minimum Volatility ETF Summary
Calendar Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	15.27%	June 30, 2020
Lowest Quarter	-18.50%	March 31, 2020

Year-to-date return	13.02%	September 30, 2021

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	Life of Fund
FUND
Before Taxes	5.17%	11.57%[1]
After Taxes on Distributions	4.63%	10.92%[1]
After Taxes on Distributions and Sale of Fund Shares	3.39%	8.94%[1]
Indices
S&P 500® Index reflects no deduction for fees, expenses or taxes.	18.40%	15.25%
Nasdaq Victory US Multi-Factor Minimum Volatility Index reflects no deduction for fees, expenses or taxes.	5.47%	11.95%
1
Inception date is June 22, 2017.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

VictoryShares US Multi-Factor Minimum Volatility ETF Summary
Management of the Fund
Investment Adviser
The Adviser serves as the Fund’s investment adviser. The portfolio manager primarily responsible for day-to-day management of the Fund is a member of the Adviser’s Victory Solutions platform, which oversees the Adviser's rules-based investment strategies.
Portfolio Manager
	Title	Tenure with the Fund
Mannik Dhillon, CFA, CAIA®	President, VictoryShares and Solutions	Since 2017
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares at NAV only in large blocks of 50,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities by Authorized Participants (“APs”) that have entered into agreements with the Fund’s distributor. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.
Shares of the Fund are listed for trading on the Exchange. Individual shares may only be purchased and sold in the secondary market through a broker or dealer at a market price. Because shares of the Fund trade at market prices rather than NAV, shares may trade at a price that is greater than (a premium), at, or less than (a discount) NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
For recent information about the Fund, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, visit VictorySharesLiterature.com.
Tax Information
The Fund’s distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of shares may result in capital gain or loss.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VictoryShares US 500 Enhanced Volatility Wtd ETF Summary
Investment Objective
The VictoryShares US 500 Enhanced Volatility Wtd ETF (the “Fund”) seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index (the “Index”) before fees and expenses.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.39%
Fee Waiver/Expense Reimbursement[1]	(0.04)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.35%
1
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2022 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.35%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$36	$121	$215	$489
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

VictoryShares US 500 Enhanced Volatility Wtd ETF Summary
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets directly or indirectly in the securities included in the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index (the “Index”), an unmanaged, volatility weighted index maintained exclusively by Nasdaq, Inc. (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Adviser.
The Index combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities. In accordance with a rules-based mathematical formula, the Index tactically reduces its exposure to the equity markets during periods of significant market decline and reallocates to stocks when market prices have either further declined or rebounded. The term “Enhanced” in the Fund’s name refers to a feature of the Index that is designed to enhance risk-adjusted returns while attempting to minimize downside market risk through defensive positioning, as described below.
The Index follows a rules-based methodology to construct its constituent securities:
◼
The Index universe begins with all publicly traded U.S. stocks and then screens for all companies with positive earnings across the last twelve months.
◼
The Index identifies the 500 largest U.S. stocks by market capitalization measured at the time the Index’s constituent securities are determined.
◼
The 500 stocks are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.
The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%. The Index may include more than or fewer than 500 stocks depending on the number of companies meeting the Index’s criteria. As of September 30, 2021, the Index had a market capitalization range from $711.1 Million to $2.3 trillion.
The Index follows a mathematical index construction process designed to limit risk during periods of significant (non-normal) market decline by reducing its exposure to the equity market by allocating a portion of the Index to cash or cash equivalents. Market decline is measured at month-end by reference to the Nasdaq Victory US Large Cap 500 Volatility Weighted Index (“Reference Index”), which is composed of the same securities as in the Index but without any allocation to cash.
A “significant market decline” means a decline of 10% or more from the Reference Index’s all-time daily high closing value compared to its most recent month-end closing value, during which the Index’s exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.
During a period of significant market decline that is 10% or more but less than 20% (the “initial trigger point”), the Index will allocate 75% of the stocks included in the Index to cash or cash equivalents, with the remaining 25% consisting of stocks included in the Reference Index.
The Index will reallocate all or a portion of its cash or cash equivalents to stocks when the Reference Index reaches certain additional trigger points, measured at a subsequent month end, as follows:
◼
The Index will return to being 100% allocated to stocks if the subsequent month end closing value of the stocks in the Reference Index returns to a level that is less than the initial trigger point.
◼
If the Reference Index declines by 20% or more but less than 30% from its all time daily high closing value as measured at a subsequent month end, the Index will reallocate an additional 25% to the stocks in the Reference Index at their current securities weightings and the Index will then be 50% allocated to stocks included in the Reference Index.
◼
If the Reference Index declines by 30% or more but less than 40% from its all time daily high

VictoryShares US 500 Enhanced Volatility Wtd ETF Summary
closing value as measured at a subsequent month end, the Index will reallocate another 25% to the stocks of the Reference Index at their current securities weighting and the Index will then be 75% allocated to stocks included in the Reference Index.
◼
If the Reference Index declines by 40% or more from its all time daily high closing value as measured at a subsequent month end, the Index will reallocate the remaining 25% to the stocks in the Reference Index at their current securities weighting. At this point, the Index will be 100% allocated to stocks included in the Reference Index.
The Index will make any prescribed allocations to cash in accordance with the mathematical formula only at month end. In the event that it does, the Fund may experience higher portfolio turnover and incur additional transaction costs.
During any periods of significant market decline, when the Index’s exposure to the market is less than 100%, the cash portion of the Index will be invested in 30-day U.S. Treasury bills or in money market mutual funds that primarily invest in short-term U.S. Treasury obligations.
While the Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index, at times the Fund may pursue its investment objective by investing in the Index securities indirectly by investing all or a portion of its assets in another investment company advised by the Adviser, including an exchange-traded fund (“ETF”), that seeks to track the Index or the Reference Index.
Principal Risks of Investing in the Fund
The Fund’s investments are subject to the following principal risks:
Equity Securities Risk —The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
Fixed Income Risk — The value of the Fund’s direct or indirect investments in fixed income securities changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.
Large-Capitalization Stock Risk — The securities of large capitalization companies may underperform the securities of smaller capitalization companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Index/Defensive Positioning Risk — Because the Index’s allocation to cash versus securities is determined at month-end, there is a risk that the Index, and thus the Fund, will not react to changes in market conditions that occur between reallocations. The Fund will incur transaction costs and potentially adverse tax consequences in the event the Index allocates to cash. There is no guarantee that the Index’s prescribed defensive strategy, if employed, will be successful in minimizing downside market risk.

VictoryShares US 500 Enhanced Volatility Wtd ETF Summary
Portfolio Turnover Risk — Higher portfolio turnover ratios resulting from additional purchases and sales of portfolio securities will generally result in higher transaction costs and Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.
Investment Company Risk — An investment company or similar vehicle (including an ETF) in which the Fund invests may not achieve its investment objective. Underlying investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
Index Risk — The Fund attempts to track the performance of the Index. The Fund’s performance will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not actively managed, unless a specific security is removed from the Index, the Fund generally will not sell a security because the security’s issuer was in financial trouble. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
Passive Investment Risk — The Fund is not actively managed, and the Adviser does not take defensive positions under any market conditions, including declining markets.
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.
Tracking Error Risk — The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.
Exchange-Traded Fund (“ETF”) Structure Risk — The Fund is structured as an ETF and as a result is subject to special risks, including:
◼
Not Individually Redeemable — The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, you may redeem your shares by selling them on the secondary market at prevailing market prices.
◼
Trading Issues — Trading in shares on the exchange operated by Nasdaq Stock Market, LLC (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to differences between the market price of the shares and the underlying value of those shares.
◼
Market Price Variance Risk — The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged

VictoryShares US 500 Enhanced Volatility Wtd ETF Summary
by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV.
◼
Authorized Participants Concentration Risk — A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV.
◼
Intraday Indicative Value (“IIV”) Risk — The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of securities (“Deposit Securities”) every 15 seconds (the “intraday indicative value” or “IIV”). The IIV is not a real-time update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. In addition, the IIV is based on the published Deposit Securities and not on the Fund’s actual holdings.
Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns over the same period to one or more broad measures of market performance. We assume reinvestment of dividends and distributions.
Updated performance information is available on the Fund’s website at VictorySharesLiterature.com.

VictoryShares US 500 Enhanced Volatility Wtd ETF Summary
Calendar Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	15.14%	December 31, 2020
Lowest Quarter	-14.66%	December 31, 2018

Year-to-date return	14.83%	September 30, 2021

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years	Life of Fund
FUND
Before Taxes	19.68%	13.25%	10.71%[1]
After Taxes on Distributions	19.39%	12.90%	10.37%[1]
After Taxes on Distributions and Sale of Fund Shares	11.81%	10.55%	8.55%[1]
Indices
S&P 500® Index reflects no deduction for fees, expenses or taxes.	18.40%	15.22%	12.64%
Nasdaq Victory US Large Cap 500 Long/Cash Vol.Wtd Index reflects no deduction for fees, expenses or taxes.	20.18%	13.68%	11.17%
1
Inception date is July 2, 2014.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

VictoryShares US 500 Enhanced Volatility Wtd ETF Summary
Management of the Fund
Investment Adviser
The Adviser serves as the Fund’s investment adviser. The portfolio manager primarily responsible for day-to-day management of the Fund is a member of the Adviser’s Victory Solutions platform, which oversees the Adviser's rules-based investment strategies.
Portfolio Manager
	Title	Tenure with the Fund
Mannik Dhillon, CFA, CAIA®	President, VictoryShares and Solutions	Since 2018
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares at NAV only in large blocks of 50,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities by Authorized Participants (“APs”) that have entered into agreements with the Fund’s distributor. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.
Shares of the Fund are listed for trading on the Exchange. Individual shares may only be purchased and sold in the secondary market through a broker or dealer at a market price. Because shares of the Fund trade at market prices rather than NAV, shares may trade at a price that is greater than (a premium), at, or less than (a discount) NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
For recent information about the Fund, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, visit VictorySharesLiterature.com.
Tax Information
The Fund’s distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of shares may result in capital gain or loss.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VictoryShares US EQ Income Enhanced Volatility Wtd ETF Summary
Investment Objective
The VictoryShares US EQ Income Enhanced Volatility Wtd ETF (the “Fund”) seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index (the “Index”) before fees and expenses.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.41%
Fee Waiver/Expense Reimbursement[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.36%
1
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2022 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.35%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$37	$127	$225	$513
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

VictoryShares US EQ Income Enhanced Volatility Wtd ETF Summary
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets directly or indirectly in the securities included in the Nasdaq Victory US Large Cap 100 High Dividend Long/Cash Volatility Weighted Index (the “Index”), an unmanaged, volatility weighted index maintained exclusively by Nasdaq, Inc. (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Adviser.
The Index combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities. In accordance with a rules-based mathematical formula, the Index tactically reduces its exposure to the equity markets during periods of significant market decline and reallocates to stocks when market prices have further declined or rebounded. The term “Enhanced” in the Fund’s name refers to a feature of the Index that is designed to enhance risk-adjusted returns while attempting to minimize downside market risk through defensive positioning, as described below.
The Index follows a rules-based methodology to construct its constituent securities:
◼
The Index universe begins with the stocks included in the Nasdaq Victory US Large Cap 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest U.S. companies by market capitalization with positive earnings over the last twelve months.
◼
The Index identifies the 100 highest dividend yielding stocks in the Nasdaq Victory US Large Cap 500 Volatility Weighted Index.
◼
The 100 stocks are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.
The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%. The Index may include less than 100 stocks depending on the number of companies meeting the Index’s criteria. As of September 30, 2021, the Index had a market capitalization range from $711.1 billion to $425.1 billion.
The Index follows a mathematical index construction process designed to limit risk during periods of significant (non-normal) market decline by reducing its exposure to the equity market by allocating a portion of the index to cash or cash equivalents. Market decline is measured at month-end by reference to the Nasdaq Victory US Large Cap 100 High Dividend Volatility Weighted Index (“Reference Index”), which is composed of the same securities as in the Index but without any allocation to cash.
A “significant market decline” means a decline of 8% or more from the Reference Index’s all-time daily high closing value compared to its most recent month-end closing value, during which the Index’s exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.
During a period of significant market decline that is 8% or more but less than 16% (the “initial trigger point”), the Index will allocate 75% of the stocks included in the Index to cash or cash equivalents, with the remaining 25% consisting of stocks included in the Reference Index.
The Index will reallocate all or a portion of its cash or cash equivalents to stocks when the Reference Index reaches certain additional trigger points, measured at a subsequent month end, as follows:
◼
The Index will return to being 100% allocated to stocks if the subsequent month end closing value of the stocks in the Reference Index returns to a level that is less than the initial trigger point.
◼
If the Reference Index declines by 16% or more but less than 24% from its all time daily high closing value as measured at a subsequent month end, the Index will reallocate an additional 25% to the stocks in the Reference Index at their current securities weightings and the Index will then be 50% allocated to stocks included in the Reference Index.
◼
If the Reference Index declines by 24% or more but less than 32% from its all time daily high

VictoryShares US EQ Income Enhanced Volatility Wtd ETF Summary
closing value as measured at a subsequent month end, the Index will reallocate another 25% to the stocks of the Reference Index at their current securities weighting and the Index will then be 75% allocated to stocks included in the Reference Index.
◼
If the Reference Index declines by 32% or more from its all time daily high closing value as measured at a subsequent month end, the Index will reallocate the remaining 25% to the stocks in the Reference Index at their current securities weighting. At this point, the Index will be 100% allocated to stocks included in the Reference Index.
The Index will make any prescribed allocations to cash in accordance with the mathematical formula only at month end. In the event that it does, the Fund may experience higher portfolio turnover and incur additional transaction costs.
During any periods of significant market decline, when the Index’s exposure to the market is less than 100%, the cash portion of the Index will be invested in 30-day U.S. Treasury bills or in money market mutual funds that primarily invest in short-term U.S. Treasury obligations.
While the Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index, at times the Fund may pursue its investment objective by investing in the Index securities indirectly by investing all or a portion of its assets in another investment company advised by the Adviser, including an exchange-traded fund (“ETF”), that seeks to track the Index or the Reference Index.
Principal Risks of Investing in the Fund
The Fund’s investments are subject to the following principal risks:
Equity Securities Risk —The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
Fixed Income Risk — The value of the Fund’s direct or indirect investments in fixed income securities changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.
Large-Capitalization Stock Risk — The securities of large capitalization companies may underperform the securities of smaller capitalization companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Investment Strategy Risk — The Fund’s dividend strategy may not be successful. Dividend paying stocks may fall out of favor relative to the overall market. In addition, the Index may not successfully identify companies that meet its objectives.

VictoryShares US EQ Income Enhanced Volatility Wtd ETF Summary
Index/Defensive Positioning Risk — Because the Index’s allocation to cash versus securities is determined at month-end, there is a risk that the Index, and thus the Fund, will not react to changes in market conditions that occur between reallocations. The Fund will incur transaction costs and potentially adverse tax consequences in the event the Index allocates to cash. There is no guarantee that the Index’s prescribed defensive strategy, if employed, will be successful in minimizing downside market risk.
Index Risk — The Fund attempts to track the performance of the Index. The Fund’s performance will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not actively managed, unless a specific security is removed from the Index, the Fund generally will not sell a security because the security’s issuer was in financial trouble. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
Passive Investment Risk — The Fund is not actively managed, and the Adviser does not take defensive positions under any market conditions, including declining markets.
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.
Tracking Error Risk — The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.
Investment Company Risk — An investment company or similar vehicle (including an ETF) in which the Fund invests may not achieve its investment objective. Underlying investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
Portfolio Turnover Risk — Higher portfolio turnover ratios resulting from additional purchases and sales of portfolio securities will generally result in higher transaction costs and Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.
Exchange-Traded Fund (“ETF”) Structure Risk — The Fund is structured as an ETF and as a result is subject to special risks, including:
◼
Not Individually Redeemable — The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, you may redeem your shares by selling them on the secondary market at prevailing market prices.
◼
Trading Issues — Trading in shares on the exchange operated by Nasdaq Stock Market, LLC (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares.

VictoryShares US EQ Income Enhanced Volatility Wtd ETF Summary
In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to differences between the market price of the shares and the underlying value of those shares.
◼
Market Price Variance Risk — The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV.
◼
Authorized Participants Concentration Risk — A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV.
◼
Intraday Indicative Value (“IIV”) Risk — The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of securities (“Deposit Securities”) every 15 seconds (the “intraday indicative value” or “IIV”). The IIV is not a real-time update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. In addition, the IIV is based on the published Deposit Securities and not on the Fund’s actual holdings.
Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns over the same period to one or more broad measures of market performance. We assume reinvestment of dividends and distributions.
Updated performance information is available on the Fund’s website at VictorySharesLiterature.com.

VictoryShares US EQ Income Enhanced Volatility Wtd ETF Summary
Calendar Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	14.61%	December 31, 2020
Lowest Quarter	-15.15%	March 31, 2020

Year-to-date return	21.80%	September 30, 2021

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years	Life of Fund
FUND
Before Taxes	12.68%	12.12%	10.12%[1]
After Taxes on Distributions	11.94%	11.31%	9.33%[1]
After Taxes on Distributions and Sale of Fund Shares	7.93%	9.53%	7.95%[1]
Indices
Russell 1000 Value Index reflects no deduction for fees, expenses or taxes.	2.80%	9.74%	7.44%
Nasdaq Victory US Large Cap High Div. 100 Long/Cash Vol. Wtd Index reflects no deduction for fees, expenses or taxes.	13.03%	12.56%	10.58%
1
Inception date is July 2, 2014.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

VictoryShares US EQ Income Enhanced Volatility Wtd ETF Summary
Management of the Fund
Investment Adviser
The Adviser serves as the Fund’s investment adviser. The portfolio manager primarily responsible for day-to-day management of the Fund is a member of the Adviser’s Victory Solutions platform, which oversees the Adviser's rules-based investment strategies.
Portfolio Manager
	Title	Tenure with the Fund
Mannik Dhillon, CFA, CAIA®	President, VictoryShares and Solutions	Since 2018
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares at NAV only in large blocks of 50,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities by Authorized Participants (“APs”) that have entered into agreements with the Fund’s distributor. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.
Shares of the Fund are listed for trading on the Exchange. Individual shares may only be purchased and sold in the secondary market through a broker or dealer at a market price. Because shares of the Fund trade at market prices rather than NAV, shares may trade at a price that is greater than (a premium), at, or less than (a discount) NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
For recent information about the Fund, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, visit VictorySharesLiterature.com.
Tax Information
The Fund’s distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of shares may result in capital gain or loss.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VictoryShares US Discovery Enhanced Volatility Wtd ETF Summary
Investment Objective
The VictoryShares US Discovery Enhanced Volatility Wtd ETF (the “Fund”) seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap 500 Long/Cash Volatility Weighted Index (the “Index”) before fees and expenses.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.47%
Fee Waiver/Expense Reimbursement[1]	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.36%
1
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2022 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.35%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$37	$140	$252	$581
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

VictoryShares US Discovery Enhanced Volatility Wtd ETF Summary
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets directly or indirectly in the securities included in the Nasdaq Victory US Small Cap 500 Long/Cash Volatility Weighted Index (the “Index”), an unmanaged, volatility weighted index maintained exclusively by Nasdaq, Inc. (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Adviser.
The Index combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities. In accordance with a rules-based mathematical formula, the Index tactically reduces its exposure to the equity markets during periods of significant market decline and reallocates to stocks when market prices have further declined or rebounded. The term “Enhanced” in the Fund’s name refers to a feature of the Index that is designed to enhance risk-adjusted returns while attempting to minimize downside market risk through defensive positioning, as described below.
The Index follows a rules-based methodology to construct its constituent securities:
◼
The Index universe begins with all publicly traded U.S. stocks and then screens for all companies with positive earnings over the last twelve months.
◼
The Index identifies the 500 largest U.S companies with market capitalizations of less than $3 billion measured at the time the Index’s constituent securities are determined.
◼
The 500 stocks are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.
The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%. The Index may include more than or fewer than 500 stocks depending on the number of companies meeting the Index’s criteria. As of September 30, 2021, the Index had a market capitalization range from $258.6 million to $3.4 billion.
The Index follows a mathematical index construction process designed to limit risk during periods of significant (non-normal) market decline by reducing its exposure to the equity market by allocating a portion of the Index to cash and cash equivalents. Market decline is measured at month-end by reference to the Nasdaq Victory US Small Cap 500 Volatility Weighted Index (“Reference Index”), which is composed of the same securities as in the Index but without any allocation to cash.
A “significant market decline” means a decline of 11% or more from the Reference Index’s all-time daily high closing value compared to its most recent month-end closing value, during which the Index’s exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.
During a period of significant market decline that is 11% or more but less than 22% (the “initial trigger point”), the Index will allocate 75% of the stocks included in the Index to cash or cash equivalents, with the remaining 25% consisting of stocks included in the Reference Index.
The Index will reallocate all or a portion of its cash or cash equivalents to stocks when the Reference Index reaches certain additional trigger points, measured at a subsequent month end, as follows:
◼
The Index will return to being 100% allocated to stocks if the subsequent month end closing value of the stocks in the Reference Index returns to a level that is less than the initial trigger point.
◼
If the Reference Index declines by 22% or more but less than 33% from its all time daily high closing value as measured at a subsequent month end, the Index will reallocate an additional 25% to the stocks in the Reference Index at their current securities weightings and the Index will then be 50% allocated to stocks included in the Reference Index.
◼
If the Reference Index declines by 33% or more but less than 44% from its all time daily high

VictoryShares US Discovery Enhanced Volatility Wtd ETF Summary
closing value as measured at a subsequent month end, the Index will reallocate another 25% to the stocks of the Reference Index at their current securities weighting and the Index will then be 75% allocated to stocks included in the Reference Index.
◼
If the Reference Index declines by 44% or more from its all time daily high closing value as measured at a subsequent month end, the Index will reallocate the remaining 25% to the stocks in the Reference Index at their current securities weighting. At this point, the Index will be 100% allocated to stocks included in the Reference Index.
The Index will make any prescribed allocations to cash in accordance with the mathematical formula only at month end. In the event that it does, the Fund may experience higher portfolio turnover and incur additional transaction costs.
During any periods of significant market decline, when the Index’s exposure to the market is less than 100%, the cash portion of the Index will be invested in 30-day U.S. Treasury bills or in money market mutual funds that primarily invest in short-term U.S. Treasury obligations.
While the Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index, at times the Fund may pursue its investment objective by investing in the Index securities indirectly by investing all or a portion of its assets in another investment company advised by the Adviser, including an exchange-traded fund (“ETF”), that seeks to track the Index or the Reference Index.
Principal Risks of Investing in the Fund
The Fund’s investments are subject to the following principal risks:
Equity Securities Risk —The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
Small-Capitalization Company Risk — Investments in small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, making it difficult for a Fund to buy and sell them at the time and price desired, and these issuers often face greater business risks. Small-capitalization companies typically are less financially stable than larger, more established companies, and may depend on a small number of key personnel, making them vulnerable to loss of personnel. These companies also generally have less diverse product lines than larger capitalization companies and are more susceptible to adverse developments related to their products.
Index/Defensive Positioning Risk — Because the Index’s allocation to cash versus securities is determined at month-end, there is a risk that the Index, and thus the Fund, will not react to changes in market conditions that occur between reallocations. The Fund will incur transaction costs and potentially adverse tax consequences in the event the Index allocates to cash. There is no guarantee that the Index’s prescribed defensive strategy, if employed, will be successful in minimizing downside market risk.

VictoryShares US Discovery Enhanced Volatility Wtd ETF Summary
Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the investments in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the investments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes, and may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.
Index Risk — The Fund attempts to track the performance of the Index. The Fund’s performance will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not actively managed, unless a specific security is removed from the Index, the Fund generally will not sell a security because the security’s issuer was in financial trouble. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
Passive Investment Risk — The Fund is not actively managed, and the Adviser does not take defensive positions under any market conditions, including declining markets.
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.
Tracking Error Risk — The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.
Fixed Income Risk — The value of the Fund’s direct or indirect investments in fixed income securities changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.
Investment Company Risk — An investment company or similar vehicle (including an ETF) in which the Fund invests may not achieve its investment objective. Underlying investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
Portfolio Turnover Risk — Higher portfolio turnover ratios resulting from additional purchases and sales of portfolio securities will generally result in higher transaction costs and Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.
Exchange-Traded Fund (“ETF”) Structure Risk — The Fund is structured as an ETF and as a result is subject to special risks, including:
◼
Not Individually Redeemable — The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, you may redeem your shares by selling them on the secondary market at prevailing market prices.

VictoryShares US Discovery Enhanced Volatility Wtd ETF Summary
◼
Trading Issues — Trading in shares on the exchange operated by Nasdaq Stock Market, LLC (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to differences between the market price of the shares and the underlying value of those shares.
◼
Market Price Variance Risk — The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV.
◼
Authorized Participants Concentration Risk — A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV.
◼
Intraday Indicative Value (“IIV”) Risk — The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of securities (“Deposit Securities”) every 15 seconds (the “intraday indicative value” or “IIV”). The IIV is not a real-time update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. In addition, the IIV is based on the published Deposit Securities and not on the Fund’s actual holdings.
Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

VictoryShares US Discovery Enhanced Volatility Wtd ETF Summary
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns over the same period to one or more broad measures of market performance. We assume reinvestment of dividends and distributions.
Updated performance information is available on the Fund’s website at VictorySharesLiterature.com.
Calendar Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	26.82%	December 31, 2020
Lowest Quarter	-18.09%	December 31, 2018

Year-to-date return	20.27%	September 30, 2021

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years	Life of Fund
FUND
Before Taxes	28.50%	9.16%	7.06%[1]
After Taxes on Distributions	28.13%	8.81%	6.73%[1]
After Taxes on Distributions and Sale of Fund Shares	17.05%	7.15%	5.51%[1]
Indices
Russell 2000® Index reflects no deduction for fees, expenses or taxes.	19.96%	13.26%	10.75%
Nasdaq Victory US Small Cap 500 Long/Cash Volatility Weighted Index reflects no deduction for fees, expenses or taxes.	29.17%	9.61%	7.52%
1
Inception date is August 1, 2014.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

VictoryShares US Discovery Enhanced Volatility Wtd ETF Summary
Management of the Fund
Investment Adviser
The Adviser serves as the Fund’s investment adviser. The portfolio manager primarily responsible for day-to-day management of the Fund is a member of the Adviser’s Victory Solutions platform, which oversees the Adviser's rules-based investment strategies.
Portfolio Manager
	Title	Tenure with the Fund
Mannik Dhillon, CFA, CAIA®	President, VictoryShares and Solutions	Since 2018
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares at NAV only in large blocks of 50,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities by Authorized Participants (“APs”) that have entered into agreements with the Fund’s distributor. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.
Shares of the Fund are listed for trading on the Exchange. Individual shares may only be purchased and sold in the secondary market through a broker or dealer at a market price. Because shares of the Fund trade at market prices rather than NAV, shares may trade at a price that is greater than (a premium), at, or less than (a discount) NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
For recent information about the Fund, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, visit VictorySharesLiterature.com.
Tax Information
The Fund’s distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of shares may result in capital gain or loss.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VictoryShares Developed Enhanced Volatility Wtd ETF Summary
Investment Objective
The VictoryShares Developed Enhanced Volatility Wtd ETF (the “Fund”) seeks to provide investment results that track the performance of the Nasdaq Victory International 500 Long/Cash Volatility Weighted Index (the “Index”) before fees and expenses.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver/Expense Reimbursement[1]	(0.43)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.45%
1
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2022 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.45%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$46	$238	$445	$1,045
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

VictoryShares Developed Enhanced Volatility Wtd ETF Summary
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets directly or indirectly in the securities included in the Nasdaq Victory International 500 Long/Cash Volatility Weighted Index (the “Index”), an unmanaged, volatility weighted index maintained exclusively by Nasdaq, Inc. (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Adviser.
The Index combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities. In accordance with a rules-based mathematical formula, the Index tactically reduces its exposure to the equity markets during periods of significant market decline and reallocates to stocks when market prices have further declined or rebounded. The term “Enhanced” in the Fund’s name refers to a feature of the Index that is designed to enhance risk-adjusted returns while attempting to minimize downside market risk through defensive positioning, as described below.
The Index follows a rules-based methodology to construct its constituent securities:
◼
The Index universe begins with all publicly traded foreign companies and then screens for all companies with positive earnings across the last twelve months.
◼
The Index identifies the 500 largest foreign companies by market capitalization measured at the time the Index’s constituent securities are determined.
◼
The 500 stocks are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.
The Index considers foreign companies to be those that are organized or domiciled in a developed country (excluding the U.S. and emerging markets) and whose stock principally trades on a foreign exchange. Representative developed markets include Canada, France, Germany, Japan, Hong Kong and Australia.
The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular country to 20% and any particular sector to 25%. The Index may include more than or fewer than 500 stocks depending on the number of companies meeting the Index’s criteria.
The Index follows a mathematical index construction process designed to limit risk during periods of significant (non-normal) market decline by reducing its exposure to the equity market by allocating a portion of the Index to cash or cash equivalents. Market decline is measured at month-end by reference to the Nasdaq Victory International 500 Volatility Weighted Index (“Reference Index”), which is composed of the same securities as in the Index but without any allocation to cash.
A “significant market decline” means a decline of 12% or more from the Reference Index’s all-time daily high closing value compared to its most recent month-end closing value, during which the Index’s exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.
During a period of significant market decline that is 12% or more but less than 24% (the “initial trigger point”), the Index will allocate 75% of the stocks included in the Index to cash or cash equivalents, with the remaining 25% consisting of stocks included in the Reference Index.
The Index will reallocate all or a portion of its cash or cash equivalents to stocks when the Reference Index reaches certain additional trigger points, measured at a subsequent month end, as follows:
◼
The Index will return to being 100% allocated to stocks if the subsequent month end closing value of the stocks in the Reference Index returns to a level that is less than the initial trigger point.
◼
If the Reference Index declines by 24% or more but less than 36% from its all time daily high closing value as measured at a subsequent month end, the Index will reallocate an additional

VictoryShares Developed Enhanced Volatility Wtd ETF Summary
25% to the stocks in the Reference Index at their current securities weightings and the Index will then be 50% allocated to stocks included in the Reference Index.
◼
If the Reference Index declines by 36% or more but less than 48% from its all time daily high closing value as measured at a subsequent month end, the Index will reallocate another 25% to the stocks of the Reference Index at their current securities weighting and the Index will then be 75% allocated to stocks included in the Reference Index.
◼
If the Reference Index declines by 48% or more from its all time daily high closing value as measured at a subsequent month end, the Index will reallocate the remaining 25% to the stocks in the Reference Index at their current securities weighting. At this point, the Index will be 100% allocated to stocks included in the Reference Index.
The Index will make any prescribed allocations to cash in accordance with the mathematical formula only at month end. In the event that it does, the Fund may experience higher portfolio turnover and incur additional transaction costs.
During any periods of significant market decline, when the Index’s exposure to the market is less than 100%, the cash portion of the Index will be invested in 30-day U.S. Treasury bills or in money market mutual funds that primarily invest in short-term U.S. Treasury obligations.
The Fund seeks to track the returns of the Index before fees and expenses by employing, under normal circumstances, a “sampling” process to invest in a representative sample of stocks included in the Index. The Fund’s portfolio managers select these stocks using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index. At times the Fund may pursue its investment objective by investing in the Index securities indirectly by investing all or a portion of its assets in another investment company advised by the Adviser, including an exchange-traded fund (“ETF”) that seeks to track the Index or the Reference Index.
Principal Risks of Investing in the Fund
The Fund’s investments are subject to the following principal risks:
Equity Securities Risk —The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
Fixed Income Risk — The value of the Fund’s direct or indirect investments in fixed income securities changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and

VictoryShares Developed Enhanced Volatility Wtd ETF Summary
supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
◼
Foreign Exposure Risk — Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
◼
Currency Risk —The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the US dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
Index/Defensive Positioning Risk — Because the Index’s allocation to cash versus securities is determined at month-end, there is a risk that the Index, and thus the Fund, will not react to changes in market conditions that occur between reallocations. The Fund will incur transaction costs and potentially adverse tax consequences in the event the Index allocates to cash. There is no guarantee that the Index’s prescribed defensive strategy, if employed, will be successful in minimizing downside market risk.
Index Risk — The Fund attempts to track the performance of the Index. The Fund’s performance will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not actively managed, unless a specific security is removed from the Index, the Fund generally will not sell a security because the security’s issuer was in financial trouble. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
Passive Investment Risk — The Fund is not actively managed, and the Adviser does not take defensive positions under any market conditions, including declining markets.
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.
Tracking Error Risk — The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. The Fund’s use of representative sampling may cause the tracking error to be higher than would be the case if the Fund purchased all of the securities in the Index.
Sampling Risk — The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer or a small number of issuers of securities held by the Fund could result in a greater decline

VictoryShares Developed Enhanced Volatility Wtd ETF Summary
in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Portfolio Turnover Risk — Higher portfolio turnover ratios resulting from additional purchases and sales of portfolio securities will generally result in higher transaction costs and Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.
Investment Company Risk — An investment company or similar vehicle (including an ETF) in which the Fund invests may not achieve its investment objective. Underlying investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
Exchange-Traded Fund (“ETF”) Structure Risk — The Fund is structured as an ETF and as a result is subject to special risks, including:
◼
Not Individually Redeemable — The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, you may redeem your shares by selling them on the secondary market at prevailing market prices.
◼
Trading Issues — Trading in shares on the exchange operated by Nasdaq Stock Market, LLC (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to differences between the market price of the shares and the underlying value of those shares.
◼
Market Price Variance Risk — The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV.
◼
International Closed Market Trading Risk — Many of the Fund’s underlying securities trade on foreign exchanges that are closed when the Exchange is open; consequently, events may transpire while such foreign exchanges are closed but the Exchange is open that may change the value of such underlying securities relative to their last quoted prices on such foreign exchanges. Because the Fund generally relies on the last quoted prices for such securities when calculating its NAV, such events may cause shares to trade at a premium or discount to NAV.
◼
Authorized Participants Concentration Risk — A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV.
◼
Intraday Indicative Value (“IIV”) Risk — The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of securities (“Deposit Securities”) every 15 seconds (the “intraday indicative value” or “IIV”). The IIV is not a real-time update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different

VictoryShares Developed Enhanced Volatility Wtd ETF Summary
prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close which could affect premiums and discounts between the IIV and the market price of the shares. In addition, the IIV is based on the published Deposit Securities and not on the Fund’s actual holdings.
Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns over the same period to one or more broad measures of market performance. We assume reinvestment of dividends and distributions.
Updated performance information is available on the Fund’s website at VictorySharesLiterature.com.
Calendar Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	13.94%	December 31, 2020
Lowest Quarter	-22.87%	March 31, 2020

Year-to-date return	8.76%	September 30, 2021

VictoryShares Developed Enhanced Volatility Wtd ETF Summary

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years	Life of Fund
FUND
Before Taxes	-4.22%	2.34%	0.43%[1]
After Taxes on Distributions	-4.40%	1.95%	0.07%[1]
After Taxes on Distributions and Sale of Fund Shares	-2.09%	1.91%	0.44%[1]
Indices
MSCI EAFE Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.	7.82%	7.45%	5.16%
Nasdaq Victory International 500 Long/Cash Volatility Weighted Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.	-3.63%	2.94%	1.09%
1
Inception date is October 1, 2014.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Management of the Fund
Investment Adviser
The Adviser serves as the Fund’s investment adviser. The portfolio manager primarily responsible for day-to-day management of the Fund is a member of the Adviser’s Victory Solutions platform, which oversees the Adviser's rules-based investment strategies.
Portfolio Manager
	Title	Tenure with the Fund
Mannik Dhillon, CFA, CAIA®	President, VictoryShares and Solutions	Since 2018

VictoryShares Developed Enhanced Volatility Wtd ETF Summary
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares at NAV only in large blocks of 50,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities by Authorized Participants (“APs”) that have entered into agreements with the Fund’s distributor. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.
Shares of the Fund are listed for trading on the Exchange. Individual shares may only be purchased and sold in the secondary market through a broker or dealer at a market price. Because shares of the Fund trade at market prices rather than NAV, shares may trade at a price that is greater than (a premium), at, or less than (a discount) NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
For recent information about the Fund, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, visit VictorySharesLiterature.com.
Tax Information
The Fund’s distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of shares may result in capital gain or loss.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VictoryShares Nasdaq Next 50 ETF Summary
Investment Objective
The VictoryShares Nasdaq Next 50 ETF (the “Fund”) seeks to provide investment results that track the performance of the Nasdaq Q-50 Index (the “Index”) before fees and expenses.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.30%
Fee Waiver/Expense Reimbursement[1]	(0.12)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.18%
1
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2022 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.18%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$18	$84	$157	$369
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

VictoryShares Nasdaq Next 50 ETF Summary
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing at least 80% of its assets in securities in the Index. The Index is maintained exclusively by Nasdaq, Inc. (the “Index Provider”).
The Index is composed of the 50 largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market based on market capitalization after excluding the companies included in the Nasdaq-100 Index. The Index is constructed without regard to market capitalization size but its constituent companies will typically be large- and mid-cap.
The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index in proportion to their weightings in the Index.
The Index is reconstituted quarterly, and the companies in the Index are weighted by market capitalization. The Index may include more than or fewer than 50 stocks depending on the number of companies meeting the Index's criteria. As of June 30, 2021, the Index had a market capitalization range from $11.0 billion to $157.6 billion.
From time to time, the Fund's investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated. As of the date of this Prospectus, the Index is not concentrated in any industry or group of industries, although it is more focused in the technology sectors.
Principal Risks of Investing in the Fund
The Fund’s investments are subject to the following principal risks:
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
Mid-Capitalization Stock Risk — Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Large-Capitalization Stock Risk — The securities of large capitalization companies may underperform the securities of smaller capitalization companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Limited History of Operations — The Fund is new and, therefore, has a limited history of operations for investors to evaluate.
Limited Portfolio Risk — To the extent the Fund invests its assets in a fewer number of issuers than more diverse funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

VictoryShares Nasdaq Next 50 ETF Summary
Index Risk — The Fund attempts to track the performance of the Index. The Fund’s performance will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not actively managed, unless a specific security is removed from the Index, the Fund generally will not sell a security because the security’s issuer was in financial trouble. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
Passive Investment Risk — The Fund is not actively managed, and the Adviser does not take defensive positions under any market conditions, including declining markets.
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.
Tracking Error Risk — The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. The Fund’s use of representative sampling may cause the tracking error to be higher than would be the case if the Fund purchased all of the securities in the Index.
Exchange-Traded Fund (“ETF”) Structure Risk — The Fund is structured as an ETF and as a result is subject to special risks, including:
◼
Not Individually Redeemable — The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, you may redeem your shares by selling them on the secondary market at prevailing market prices.
◼
Trading Issues — Trading in shares on the exchange operated by Nasdaq Stock Market, LLC (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to differences between the market price of the shares and the underlying value of those shares.
◼
Market Price Variance Risk — The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV.

VictoryShares Nasdaq Next 50 ETF Summary
◼
Authorized Participants Concentration Risk — A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV.
◼
Intraday Indicative Value (“IIV”) Risk — The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of securities (“Deposit Securities”) every 15 seconds (the “intraday indicative value” or “IIV”). The IIV is not a real-time update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close which could affect premiums and discounts between the IIV and the market price of the shares. In addition, the IIV is based on the published Deposit Securities and not on the Fund’s actual holdings.
Large Shareholder Risk — Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Concentration Risk — In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund also can be expected to concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. If the Index is not concentrated in a particular industry or sector, the Fund will not concentrate in a particular industry or sector.
Technology Sector Risk — The Fund’s focus in the technology sectors means that market or economic factors impacting that sector could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile. The values of companies in the technology sectors are particularly vulnerable to economic downturns, short product cycles and aggressive pricing, market competition and changes in government regulation.
Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the

VictoryShares Nasdaq Next 50 ETF Summary
Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
◼
Foreign Exposure Risk — Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
◼
Currency Risk —The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the US dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
No performance information is presented since the Fund does not yet have a full calendar year of performance. Performance data for the Fund is available online at www.VictorySharesLiterature.com or by calling 1-866-376-7890. A fund’s performance is not necessarily an indication of how that fund will perform in the future.
Management of the Fund
Investment Adviser
The Adviser serves as the Fund’s investment adviser. The portfolio manager primarily responsible for day-to-day management of the Fund is a member of the Adviser’s Victory Solutions platform, which oversees the Adviser's rules-based investment strategies.
Portfolio Manager
	Title	Tenure with the Fund
Mannik Dhillon, CFA, CAIA®	President, VictoryShares and Solutions	Since September 2020

VictoryShares Nasdaq Next 50 ETF Summary
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities by Authorized Participants (“APs”) that have entered into agreements with the Fund’s distributor. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.
Shares of the Fund are listed for trading on the Exchange. Individual shares may only be purchased and sold in the secondary market through a broker or dealer at a market price. Because shares of the Fund trade at market prices rather than NAV, shares may trade at a price that is greater than (a premium), at, or less than (a discount) NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
For recent information about the Fund, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, visit VictorySharesLiterature.com.
Tax Information
The Fund’s distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of shares may result in capital gain or loss.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Fund Information

General
The VictoryShares US 500 Volatility Wtd ETF (“US 500 Fund”), VictoryShares US Small Cap Volatility Wtd ETF (“US Small Cap Fund”), VictoryShares International Volatility Wtd ETF (“International Fund”), VictoryShares US Large Cap High Div Volatility Wtd ETF (“US Large Cap High Div Fund”) VictoryShares US Small Cap High Div Volatility Wtd ETF (“US Small Cap High Div Fund”), VictoryShares International High Div Volatility Wtd ETF (“International High Div Fund”), VictoryShares Emerging Market High Div Volatility Wtd ETF (“Emerging Market High Div Fund”), VictoryShares Dividend Accelerator ETF (“Dividend Accelerator Fund”), VictoryShares US Multi-Factor Minimum Volatility ETF (“US Fund”), VictoryShares US 500 Enhanced Volatility Wtd ETF (“US 500 Enhanced Fund”), VictoryShares US EQ Income Enhanced Volatility Wtd ETF (“US EQ Income Enhanced Fund”), VictoryShares US Discovery Enhanced Volatility Wtd ETF (“Discovery Enhanced Fund”), VictoryShares Developed Enhanced Volatility Wtd ETF (“Developed Enhanced Fund”), and VictoryShares Nasdaq Next 50 ETF (“Next 50 Fund”) (each a “Fund”) are each organized as an exchange-traded fund (“ETF”), each having distinct investment management objectives, strategies, risks, and policies.
The International Fund, International High Div Fund, Emerging Market High Div Fund, and Developed Enhanced Fund, are collectively referred to in this Prospectus as the “International Funds.” The Discovery Enhanced Fund, US 500 Enhanced Fund, Developed Enhanced Fund and US EQ Income Enhanced Fund are collectively referred to in this Prospectus as the “Enhanced Funds”.
This section describes additional information about the principal investment strategies that the Funds will use under normal market conditions to pursue their investment objectives, as well as any secondary strategies the Funds may use, and the related risks. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that the Adviser may use in managing the Funds. The Funds’ Statement of Additional Information (“SAI”) includes more information about the Funds, their investments, and the related risks. Information about each Fund’s principal investment strategy is provided in the summary section for the Fund. Below is additional information, describing in greater detail the principal investment strategies, including the practices and methodologies that the Adviser utilizes in pursuing each Fund’s investment objective and principal investment strategy, as well as each Fund’s principal investment risks.
Each Fund is an ETF. ETFs are funds that trade like other publicly-traded securities. Each Fund is designed to track an index. Similar to shares of an index mutual fund, each share of a Fund represents an ownership interest in an underlying portfolio of securities and other instruments intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of a Fund may be purchased or redeemed directly from the Fund at NAV solely by Authorized Participants and only in Creation Unit increments. Also unlike shares of a mutual fund, shares of a Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Additional Information about the Funds
In managing the Funds, the Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Funds do not try to outperform their indexes. Under normal market conditions, each Fund pursues its investment objective by seeking to track the price and yield performance, before fees and expenses, of a particular index (“Index”).
Each Fund generally seeks to track the returns of its underlying index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in its respective index. Each Fund may exclude or sell an investment that it believes is illiquid or has been impaired by financial conditions or other extraordinary events.

Additional Fund Information

The Adviser expects that, over time, the correlation between a Fund’s performance and that of its Index, before fees and expenses, will be 95% or better. A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its Index, and there can be no guarantee that a Fund will achieve a high degree of correlation. The Adviser monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maintain liquidity.
For cash management purposes, a Fund is permitted to hold all or a portion of its assets in cash, index futures, short-term money market instruments or shares of other investment companies, including money market funds. To the extent that it does so, the Fund may not benefit from any upswing in the market, cause the Fund to fail to meet its investment objective and increase the Fund’s expenses. At times, the Adviser may invest all or a portion of a Fund’s assets in another investment company advised by it, including an ETF, that seeks to track the same Index as the Fund or a similar index, such as a Reference Index. The Adviser may choose to do so, for example, when holding such other investment company would be more efficient than investing directly in the individual constituent securities of the Index.
Each Fund’s investment objective and policy to invest at least 80% of its assets in the securities of its underlying index are non-fundamental and may be changed by the Board of Trustees without shareholder approval upon at least 60 days’ written notice to shareholders. For purposes of a Fund’s 80% investment policy, assets means the Fund’s net assets plus the amount of any borrowings for investment purposes, exclusive of collateral held from securities lending. Any derivatives counted towards a Fund’s 80% policy will be valued at market value.
The following section describes additional information about the principal investment strategy that the Funds will use under normal conditions to pursue their investment objectives.
Additional Information about the International Funds
The Index Provider for the Indexes underlying the International Funds determines whether an issuer is located in a particular country by reference to the Index methodology. In general, the Index Provider determines the country classification of a company by the company’s country of incorporation and the primary listing of its securities. If these countries are different, the Index Provider performs additional analysis to determine the company’s country classification. The Index Provider considers a set of criteria, including: (1) the security’s secondary listings if any; (2) the geographic distribution of the company’s shareholder base; (3) the location of its headquarters; (4) the geographic distribution of its operations (in terms of assets and revenues); (5) the company’s history, and (6) the country in which investors consider the company to be most appropriately classified.
Additional Information about the Enhanced Funds
During any periods of significant market decline, when an Enhanced Fund’s underlying Index is less than 100% exposed to the market, the cash portion of the Index will be invested in 30-day U.S. Treasury bills or in money market mutual funds that primarily invest in short-term U.S. Treasury obligations.

Additional Fund Information

Additional Information about the Next 50 Fund
The Nasdaq Q-50 Index (the “Index”) is composed of the 50 largest nonfinancial, domestic and international companies listed on The Nasdaq Stock Market based on market capitalization after excluding the companies included in the Nasdaq-100 Index, which consists of the largest 100 nonfinancial companies in the universe based on market capitalization. The companies in the Index are weighted by market capitalization.
The Index Provider maintains the Index throughout the year, which includes monitoring and adjustments for company additions and deletions, stock splits, corporate restructurings and other corporate actions. The Index Provider calculates and disseminates the Index on a daily basis and reconstitutes and rebalances the Index quarterly. Securities that no longer meet eligibility for the Index upon reconstitution are omitted. A security also may be removed from the Index in between rebalancing if it no longer represents an investable asset due to legal constraints or other independent factors.

Investments

The following describes the types of securities each Fund (except the International Funds) may purchase under normal market conditions to achieve its principal investment strategies.
U.S. Equity Securities
Can include common stock, preferred stock, and securities that are convertible or exchangeable into common stock of U.S. corporations.
The following describes the types of securities the International Funds may purchase under normal market conditions to achieve its principal investment strategy.
Equity Securities of Foreign Companies
Can include common stock and convertible preferred stock of non-U.S. corporations. Also may include American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs), which are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.
The following describes the types of securities the Enhanced Funds may purchase under normal market conditions to achieve its principal investment strategy.
U.S. Government Securities
Notes and bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency or instrumentality. There is no guarantee that the U.S. government will provide support to U.S. agencies or instrumentalities if they are unable to meet their obligations.
Additional Fund Strategies. The Adviser may use several types of investments and investment techniques in pursuing the Funds’ overall investment objectives. The following describes the types of securities the Adviser may purchase or the investment techniques the Adviser may employ but which the Adviser does not consider to be a part of a Fund's principal investment strategy. Additional types of securities and strategies that the Funds may utilize are included in the Funds' SAI.
Derivatives
From time to time, a Fund may invest in derivatives, which are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including but not limited to futures contracts, options on futures contracts, options, swaps and forward currency exchange contracts. A Fund may, but is not required to, use index futures for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. The Funds will not use derivatives for speculative purposes.
Investment Companies
A Fund may invest in securities of other investment companies, including ETFs, if those companies invest in securities consistent with the Fund's investment objective and policies.
Securities Lending
To enhance the return on its portfolio, a Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board of Trustees. Each loan will be secured continuously by collateral in the form of cash, securities issued by the U.S. government or its agencies or instrumentalities.

Risk Factors

The following describes the principal risks that you may assume as an investor in a Fund. These risks could adversely affect the net asset value, total return and the value of a Fund and your investment. The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in each Fund’s Fund Summary section of its Prospectus.
There is no assurance that a Fund will achieve its investment objective. Each Fund’s share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Funds. A Fund, by itself, is not intended to be a complete investment program.

Risk Factors

	US 500 Fund	US Small Cap Fund	International Fund	US Large Cap High Div Fund	US Small Cap High Div Fund	International High Div Fund	Emerging Market High Div Fund	Dividend Accelerator Fund	US Multi-Factor Vol Fund	US 500 Enhanced Fund	US EQ Income Enhanced Fund	Discovery Enhanced Fund	Developed Enhanced Fund	Next 50 Fund
Calculation Methodology Risk	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Concentration and Sector Risk														X
Debt Security Risk										X	X	X	X
Dividend Income Risk				X	X	X	X	X			X
Emerging Markets Risk							X
Equity Risk	X	X	X	X	X	X	X	X	X	X	X	X	X	X
ETF Structure Risk	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Foreign Investment Risk			X			X	X						X	X
Index/ Defensive Risk										X	X	X	X
Investment Company Risk										X	X	X	X
Investment Strategy Risk				X	X	X	X	X	X
Large Cap Risk	X			X				X	X	X	X			X
Large Shareholder Risk			X					X	X
Limited History Risk														X
Limited Portfolio Risk														X
Liquidity Risk		X					X					X
Mid-Cap Company Risk														X
Non-Diversified Risk
Passive Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Portfolio Turnover Risk										X	X	X	X
Rebalancing Risk														X
Regulatory Risk
Sampling Risk			X			X	X						X
Seed Investor or Large Shareholder Risk														X
Smaller Company Risk		X			X		X		X			X
Stock Market Risk	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Tracking Risk	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Valuation Risk	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Risk Factors

Calculation Methodology Risk — A Fund’s index relies on various sources of information to assess the criteria of issuers included in the index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Adviser can offer assurances that an index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the index. Errors in index data, index computations or the construction of the index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on a Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause an index to vary from its normal or expected composition.
Concentration and Sector Risk — In following its methodology, a Fund’s index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that an index concentrates in the securities of issuers in a particular industry or sector, a Fund also can be expected to concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. If an index is not concentrated in a particular industry or sector, a Fund will not concentrate in a particular industry or sector.
◼
Technology Sector Risk — To the extent the Next 50 Fund focuses on the technology sectors, the Fund may be more susceptible to the particular risks that may affect companies in the technology sectors than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).
Emerging Markets Risk — All of the risks associated with investing in foreign securities are increased in connection with investments in securities associated with emerging markets. Countries in these markets are more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. The risks of investing in these markets also include the risks of illiquidity, increased price volatility, limited reliable access to capital, less government regulation (including limitation on the available rights and remedies), market manipulation concerns, less extensive and less frequent recordkeeping, accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody,

Risk Factors

risks related to foreign investment structures, and the nationalization of foreign deposits or assets. In addition, countries in emerging markets are more likely to experience instability in their markets due to social and political changes.
Equity Securities Risk — The market prices of equity securities, which may include common stocks and other stock-related securities such as preferred stocks, convertible securities and rights and warrants, may fluctuate, sometimes rapidly or unpredictably. A Fund may continue to accept new subscriptions and to make additional investments in equity securities even under general market conditions that a Fund’s investment team views as unfavorable for equity securities. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services or due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Unlike debt securities, which have preference to a company’s assets in case of liquidation, common stock, are entitled to the residual value after the company meets its other obligations. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities may gain or lose value due to changes in the issuer’s operating results, financial condition, credit rating and changes in interest rates and other general economic, industry and market conditions.
Exchange-Traded Fund (“ETF”) Structure Risk — Each Fund is structured as an ETF, and as a result, is subject to special risks, including:
◼
Not Individually Redeemable — Shares are not individually redeemable and may be redeemed by a Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, you may redeem your shares by selling them on the secondary market at prevailing market prices.
◼
Trading Issues — Although the shares are listed on the Exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained by market makers or Authorized Participants, particularly in times of stressed market conditions. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to differences between the market price of the shares and the underlying value of those shares.
◼
Market Price Variance Risk — Individual shares of a Fund that are listed for trading on the Exchange can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. There may be times when the market price and the NAV vary significantly, and you may pay more than NAV when buying shares on the secondary market (a premium), and you may receive less than NAV when you sell those shares (a discount). The market price of shares, like the price of any exchange-traded security, includes a bid-ask spread charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that

Risk Factors

shares may trade at a discount to NAV and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. A Fund’s investment results are measured based upon the daily NAV of a Fund over a period of time. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with a Fund.
◼
International Closed Market Trading Risk — A Fund’s underlying securities may trade on foreign exchanges that are closed when the Exchange is open; consequently, events may transpire while such foreign exchanges are closed but the Exchange is open that may change the value of such underlying securities relative to their last quoted prices on such foreign exchanges. Because a Fund generally relies on the last quoted prices for such securities when calculating its NAV, such events may cause shares to trade at a premium or discount to NAV.
◼
Authorized Participants Concentration Risk — A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for a Fund. In addition, there is no obligation for market makers to make a market in a Fund’s shares or for Authorized Participants to submit purchase or redemption orders for Creation Units. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV.
◼
Intraday Indicative Value (“IIV”) Risk — The Exchange intends to disseminate the approximate per share value of a Fund’s published basket of securities (Deposit Securities) every 15 seconds (the “intraday indicative value” or “IIV”). The IIV is not a real-time update of the NAV per share of a Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. For securities traded outside of the U.S., the IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close which could affect premiums and discounts between the IIV and the market price of a Fund’s shares. In addition, the IIV is based on the published Deposit Securities and not on a Fund’s actual holdings. A Fund, the Adviser and their affiliates are not involved in, or responsible for, any aspect of the calculation or dissemination of the IIV and make no warranty as to the accuracy of these calculations.
Foreign Investing Risk — Foreign investing risk is the possibility that the value of a Fund’s investments in foreign companies, or securities of companies with significant business operations outside of the U.S., will decrease because of currency exchange-rate fluctuations; foreign market illiquidity; emerging-market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; less publicly available information about foreign issuers; difficulties in obtaining legal judgments; and foreign withholding taxes, among other challenges on non-U.S. investments. Foreign investing may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies or companies primarily with domestic operations. Foreign investments may be more difficult to value than U.S. securities. Risks that require additional consideration are:
◼
Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short

Risk Factors

periods of time for a number of reasons, including changes in interest rates; intervention (or the failure to intervene) by governments, central banks or supranational entities; the imposition of currency controls; or other political developments in the United States or abroad.
◼
Depositary Receipts Risk — Foreign securities may trade in the form of depositary receipts, which include ADRs and GDRs (collectively Depositary Receipts). To the extent a Fund acquires Depositary Receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, a Fund may not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted.
◼
Political Risk — Political risk includes a greater potential for coups d’état, revolts, and expropriation by governmental organizations.
◼
European Economic Risk — On January 31, 2020, the United Kingdom (“UK”) left the European Union (“EU”), commonly referred to as “Brexit.” The impact of Brexit is so far uncertain. The effect on the UK’s economy will likely depend on the ongoing nature of trade relations with the EU. Brexit may cause increased volatility and may have a significant adverse impact for some time on business activity, world financial markets, international trade agreements, the UK and European economies and the broader global economy.
Index Risk — A Fund attempts to track the performance of a specific index. An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance of a particular market. A Fund will be negatively affected by general declines in the securities and asset classes represented in the index. In addition, because a Fund is not actively managed, unless a specific security is removed from its index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. Additionally, a Fund typically will not match the performance of its index because the performance of its index does not factor in the costs of buying, selling, and holding stocks or other operating expenses and costs of a Fund.
Investment Company Risk — A Fund’s ability to achieve its investment objective may be directly related to the ability of the underlying any funds (including ETFs) held by the Fund to meet their investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Underlying investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
Investment Strategy Risk — A Fund’s Index may not successfully identify companies that meet the Index’s objective. For the US Fund, Global Fund and International Fund, there is no guarantee that the applicable Index’s strategy to minimize volatility compared to the respective Parent Index will be successful. The performance of the US Large Cap High Div Fund, US Small Cap High Div Fund, International High Div Fund, Emerging Market High Div Fund, and Dividend Accelerator Fund during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks or other segments of the stock market. A

Risk Factors

company’s dividends may not grow as projected and performance could also be negatively impacted if companies reduce their dividend payout. The stocks of dividend paying companies may underperform the overall stock market.
Large Capitalization Stock Risk — Large capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Large capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions. For these and other reasons, a fund that invests in large capitalization companies may underperform other stock funds (such as funds that focus on the stocks of small and medium capitalization companies) when stocks of large capitalization companies are out of favor.
Large Shareholder Risk — A Fund, like all investment companies, pools the investments of many investors. Actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. For example, significant levels of new investments in a Fund by shareholders may cause the Fund to have more cash than would otherwise be the case, which might have a positive or negative impact on Fund performance. Similarly, redemption activity might cause a Fund to sell portfolio securities, which may increase transaction costs and might generate a capital gain or loss, or cause it to borrow funds on a short-term basis to cover redemptions, which would cause the Fund to incur costs that, in effect, would be borne by all shareholders and not just the redeeming shareholders. Shareholder purchase and redemption activity also may affect the per share amount of a Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an Affiliated Fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in a Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Limited History of Operations — The Nasdaq Next 50 Fund is a new ETF with limited to no history of operations.
Limited Portfolio Risk — A Fund may hold a fewer portfolio securities than more diverse funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers.
Liquidity Risk — Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. The ability of a Fund to dispose of such investments or other instruments at advantageous prices may be greatly limited. Market values for illiquid investments may not be readily available, and there can be no assurance that any fair value assigned to an illiquid investment at any time will accurately reflect the price a Fund might receive upon the sale of that investment. Adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, including rising interest rates, may adversely affect the liquidity of a Fund’s investments. A Fund may be required to sell a less liquid investment in accordance with changes to the Index. In such cases the sale proceeds received by a Fund may be substantially less than if a Fund had been able to sell the investments in more orderly transactions, and the sale price may be substantially lower than the price previously used by a Fund to value the investments for purposes of determining a Fund’s net asset value. A Fund may not achieve a high correlation with the Index. In addition, a Fund, by itself or together with other accounts managed by the Adviser, may hold a position in an investment that is large relative to the typical trading volume for that investment, which can make it difficult for a Fund to dispose of the position at an advantageous time or price.

Risk Factors

Mid-Capitalization Stock Risk — Investments in mid-capitalization companies involve greater risks than those associated with larger, more established companies. Stock prices of mid-capitalization companies may be more volatile than those of large-capitalization companies, and, therefore, a Fund’s share price may be more volatile than that of funds that invest a larger percentage of their assets in stocks issued by large-capitalization companies. Stock prices of mid-capitalization companies are also more vulnerable than those of large-capitalization companies to adverse business or economic developments, and the stocks of mid-capitalization companies may be less liquid than those of large-capitalization companies, making it more difficult for a Fund to buy and sell shares of mid-capitalization companies. In addition, mid-capitalization companies generally have less diverse product lines than large-capitalization companies and are more susceptible to adverse developments related to their products.
Passive Investment Risk — Each Fund is designed to track its index and is not actively managed. A Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from its index. A Fund does not, therefore, seek returns in excess of its index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by its index. Different types of investment styles, for example passively managed or actively managed, or growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Portfolio Turnover Risk — To the extent that an Enhanced Fund buys or sells securities according to its respective Index’s prescribed allocation to cash and cash equivalents, it will generally experience higher portfolio turnover than a passive fund that remains fully invested in securities. These additional purchases and sales of portfolio securities will generally result in higher transaction costs and Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.
Rebalancing Risk — In purchasing and selling securities to rebalance its portfolio, a Fund will pay more in brokerage commissions than it would without a rebalancing policy. As a result of the need to rebalance, a Fund also has less flexibility in the timing of purchases and sales of securities than it would otherwise, and the rebalancing may result in high portfolio turnover. While we will attempt to minimize any adverse impact to a Fund or its shareholders, the Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a rebalancing policy.
Sampling Risk — The Fund’s use of a representative sampling strategy could result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer or a small number of issuers of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Large Shareholder Risk — A Fund, like all investment companies, pools the investments of many investors. Actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. For example, significant levels of new investments in a Fund by shareholders may cause the Fund to have more cash than would otherwise be the case, which might have a positive or negative impact on Fund performance. Similarly, redemption activity might cause a Fund to sell portfolio securities, which may increase transaction costs and might generate a capital gain or loss, or cause it to borrow funds on a short-term basis to cover redemptions, which would cause the Fund to incur costs that, in effect, would be borne by all shareholders and not just the redeeming shareholders. Shareholder purchase and redemption activity also may affect the per share amount of a Fund’s distributions of its net investment income and net realized capital gains, if any,

Risk Factors

thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an Affiliated Fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in a Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Smaller Company Risk — Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Stock Market Risk — Stock market risk refers to the fact that stock (equity securities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. A slower-growth or recessionary economic environment could have an adverse effect on stock prices. Consequently, a broad-based market drop may also cause a stock’s price to fall. Portfolio securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, or due to factors affecting particular industries represented in the securities markets, such as competitive conditions. Changes in the financial condition of a single issuer can impact a market as a whole, and adverse market conditions may be prolonged and may not have the same impact on all types of securities. In addition, the markets may not favor a particular kind of security, including equity securities. Values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
Market turmoil may be reflected in perceptions of economic uncertainty, price volatility in the equity and debt markets, and fluctuating trading liquidity. In response, governments may adopt a variety of fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and lower interest rates. These policies may not be successful and any unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. Market conditions and economic risks could have a significant effect on domestic and international economies and could add significantly to the risks of increased volatility and decreased liquidity for a Fund's portfolio.
◼
Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as the coronavirus (or COVID-19), may result in, among other things, closing borders, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may be short-term or may last for extended periods.
◼
Information Technology and Operational Risk — Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market

Risk Factors

at large. The information technology and other operational systems upon which a Fund’s service providers rely may be subject to cyber attack or other technological disruptions, and could otherwise disrupt the ability of these service providers to perform essential tasks for a Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.
Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its index. The performance of a Fund may diverge from that of its index for a number of reasons, such as the use of representative sampling (if applicable), transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to the index, tax considerations, rebalancing, or new or existing regulatory requirements. Unlike the Fund, the returns of an index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. To the extent that a Fund calculates its NAV based on fair value prices and the value of its index is based on securities’ closing prices (i.e., the value of the index is not based on fair value prices), the Fund’s ability to track its index may be adversely affected. For tax efficiency purposes, a Fund may sell certain securities to realize losses, which will result in a deviation from its index.
Valuation Risk — The sale price a Fund could receive for a security may differ from a Fund’s valuation of the security and may differ from the value used by its index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. Because non-U.S. exchanges may be open on days when a Fund does not price its shares, the value of the securities or other assets in a Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. In addition, for purposes of calculating a Fund’s NAV, the value of assets denominated in non-U.S. currencies is converted into U.S. dollars using prevailing market rates on the date of valuation as quoted by one or more data service providers. This conversion may result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s index, which, in turn, could result in a difference between the Fund’s performance and the performance of its index. Authorized Participants who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. A Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.
Additional Risk Factors. The Adviser may use several types of investment strategies in pursuing Fund’s overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Funds. Additional risks are included in the Funds' SAI.
Derivatives Risk — The use of index futures contracts are subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail exposure to counterparty risk, the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets or indices. A Fund covers its exposure to certain derivative contracts by segregating or designating liquid assets on its records sufficient to satisfy current payment obligations, which may expose the Fund to the market through both the underlying assets subject to the contract and the assets used as cover. The use of derivatives could expose a Fund to the effects of leverage causing the Fund to lose more money than it invested. There is no guarantee that derivatives activities will be employed or that they will work, and their use could lower returns or even result in losses to a Fund. Derivatives also may be harder to value, less tax-efficient, and subject to changing government regulation that could impact a Fund’s ability to use

Risk Factors

certain derivatives or their cost. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used.
Investment Company Risk — A Fund’s ability to achieve its investment objective may be directly related to the ability of the underlying any funds (including ETFs) held by the Fund to meet their investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Underlying investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
Securities Lending Risk — The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. These events could trigger adverse tax consequences for the Fund. In addition, each Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or the Funds’ securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.

Organization and Management of the Funds

The Funds’ Board of Trustees has the overall responsibility for overseeing the management of each Fund.
The Investment Adviser
The Adviser serves as the investment adviser to each of the Victory Funds pursuant to an investment management agreement. The Adviser oversees the operations of the Funds according to investment policies and procedures adopted by the Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission (“SEC”). As of September 30, 2021, the Adviser managed and advised assets totaling in excess of $159.8 billion for individual and institutional clients. The Adviser’s principal address is 15935 La Cantera Parkway, San Antonio, TX 78256.
The Adviser is a diversified global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. The Adviser’s Victory Solutions platform oversees its rules-based investment strategies and is responsible for the day-to-day investment management of each Fund.
Advisory fees to be paid annually, before waivers, are equal to the following:
Fund	Advisory Fee
US 500 Fund	0.30%
US Small Cap Fund	0.30%
International Fund	0.40%
US Large Cap High Div Fund	0.30%
US Small Cap High Div Fund	0.30%
International High Div Fund	0.40%
Emerging Markets High Div Fund	0.45%
Dividend Accelerator Fund	0.30%
US Multi-Factor Fund	0.30%
US 500 Enhanced Fund	0.30%
US EQ Income Enhanced Fund	0.30%
Discovery Enhanced Fund	0.30%
Developed Enhanced Fund	0.40%
Nasdaq Next 50 ETF	0.15%
See “Fund Fees and Expenses” for information about any contractual agreement by the Adviser to waive fees and/or reimburse expenses with respect to a Fund. From time to time, the Adviser also may voluntarily waive fees and/or reimburse expenses in amounts exceeding those required to be waived or reimbursed under any contractual agreement that may be in place with respect to a Fund.
A discussion of the Board’s most recent considerations in approving the Advisory Agreement is included in each Fund’s semi-annual report for the period ended December 31.
Portfolio Management
Mannik Dhillon serves as President, VictoryShares and Solutions for the Adviser. From 2015-2017, he served as the Adviser’s Head of Investment Solutions, Product, and Strategy. From 2010 to 2015, Mr. Dhillon served as a managing director and head of manager research with Wilshire Associates, where he evaluated asset managers and led strategic consulting engagements. He is a CFA® and CAIA® charterholder.
The Funds' SAI provides additional information about the portfolio manager's method of compensation, other accounts he manages and any ownership interests he may have in the Funds.

Investing with Victory

Share Price

The net asset value (“NAV”) of each Fund generally is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business. In the event of an emergency or other disruption in trading on the NYSE, a Fund’s NAV will be determined based upon the close of the NYSE. The NAV is computed by determining the aggregate market value of all assets of a Fund, less its liabilities, divided by the total number of shares outstanding (NAV = (assets-liabilities)/number of shares). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of a Fund, including management, administration, and distribution fees (if any), which are accrued daily. The determination of NAV for a Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by a Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.
Generally, the Funds' investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“Nasdaq”) National Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price. If market quotations are not readily available, investments will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.
A Fund may use independent pricing services to assist in calculating the value of the Fund’s securities or other assets. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for a Fund. In computing the NAV, a Fund values foreign securities held by a Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. The value of a Fund’s securities may change on days when shareholders are not able to purchase and redeem the Fund’s shares if the Fund has portfolio securities that primarily are traded in foreign markets that are open on weekends or other days when the Fund does not price its shares. If events materially affecting the value of a security in a Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before a Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Adviser may need to price the security using a Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short-term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other funds to determine NAV, or from the price that may be realized upon the actual sale of the security.

Share Price

With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies registered under the Investment Company Act of 1940, as amended (“1940 Act”), a Fund’s NAV is calculated based upon the NAVs of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.
Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term debt obligations with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.
Premium/Discount Information
Since investors will buy and sell shares of the Funds in secondary market transactions through brokers at market prices, the Funds' shares will trade at market prices. The market price of shares may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of shares of a Fund.
For recent information about a Fund, including a Fund’s NAV, market price, premiums and discounts, and bid ask spreads visit www.VictorySharesLiterature.com.

How to Buy and Sell Shares

Shares of each Fund will be listed for trading on the Exchange under the ticker symbols listed on the cover of this Prospectus. Share prices are reported in dollars and cents per share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and shares typically trade in blocks of less than a Creation Unit. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
When buying or selling shares through a broker, you will incur customary brokerage commissions and charges. The commission is often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell smaller amounts of shares. You may also pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The spread varies over time for shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if a Fund’s shares have more trading volume and market liquidity and higher if a Fund’s shares have little trading volume and market liquidity.
Only an Authorized Participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Funds' APs are institutions and large investors, such as market makers or other large broker-dealers, which have entered into a Participation Agreement with the Funds' distributor to undertake the responsibility of obtaining or selling the underlying assets needed to purchase or redeem, respectively, Creation Units of the Funds. APs may acquire shares directly from a Fund, and APs may tender their shares for redemption directly to a Fund, at NAV per share only in large blocks, or Creation Units, of 50,000 shares and Creation Units of 25,000 shares in the case of the Next 50 Fund. Purchases and redemptions directly with a Fund must follow the Funds' procedures, which are described in the SAI.
The Funds may liquidate and terminate at any time without shareholder approval.
Share Trading Prices
The trading prices of a Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by market forces such as the supply of and demand for shares and shares of underlying investments held by the Fund, economic conditions and other factors. Information regarding the intraday indicative value (“IIV”) of a Fund will be disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund’s shares are primarily listed or by market data vendors or other information providers. The IIV is based on the current market value of the securities and/or cash included in a Fund’s published basket of securities. However, the IIV should not be viewed as a “real-time” update of the NAV per share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The IIV does not necessarily reflect the precise composition of the current portfolio of securities and instruments held by a Fund at a particular point in time or the best possible valuation of the current portfolio. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV may not reflect estimated accrued interest, dividends and other income, or Fund expenses. The IIV generally is determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities and instruments included in a Fund’s IIV basket. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the U.S. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value of the shares and the Funds do not make any warranty as to the accuracy of these values.

How to Buy and Sell Shares

Book Entry
Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Funds and is recognized as the owner of all shares for all purposes.
Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.
Frequent Purchases and Redemptions of Fund Shares
Each Fund’s shares can only be purchased and redeemed directly from a Fund by APs in Creation Units. Direct trading by APs is critical to ensuring that a Fund’s shares trade at or close to NAV. The cash to be contributed to (or received from) the Fund in connection with a Creation Unit generally is negligible compared to the total amount of the trade. A Fund with exposure to non-U.S. securities employs fair valuation pricing to minimize arbitrage opportunities that attempt to exploit the differences between a security’s market quotation and its fair value. In addition, the Funds impose transaction fees on purchases and redemptions of shares to cover the custodial and other costs incurred by the Funds in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund’s trading costs increase in those circumstances.
Trading of a Fund’s shares by individual shareholders occurs on the secondary market. Because the secondary market trades do not directly involve the Funds, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in a Fund’s trading costs and the realization of capital gains.
Given this structure, the Board has determined that it is not necessary to monitor for frequent in-kind purchases and redemptions of shares or market timing activity by the APs or on the shares’ secondary market.
Other Payments to Financial Intermediaries
If you purchase Fund shares through an investment professional, a broker dealer, or other financial intermediary, the Fund may pay for sub-transfer agent, recordkeeping and/or similar administrative services. In addition, Victory Capital (and its affiliates) may make substantial payments out of its own resources, including the profits from the advisory fees Victory Capital receives from the Funds, to affiliated and unaffiliated dealers or other investment professionals and service providers for distribution, administrative and/or shareholder servicing activities. Victory Capital also may reimburse the distributor (or the distributor’s affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or other investment professionals for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” In some circumstances, these types of payments may create an incentive for a dealer or investment professional or its representatives to recommend or offer shares of the Funds to its customers. You should ask your dealer or investment professional for more details about any such payments it receives.

Distribution and Service Plan

The Funds has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.
No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.
Distributions and Taxes

Unlike interests in conventional mutual funds, which typically are bought and sold from and to a fund only at closing NAVs, each Fund’s shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on a Fund’s portfolio that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas the shares’ in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.
Ordinarily, dividends from net investment income, if any, are declared and paid monthly by each Fund. Each Fund distributes its net realized capital gains, if any, to shareholders annually.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.
As with any investment, you should consider how your investment in shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares.
Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:
◼
A Fund makes distributions,
◼
You sell your shares listed on the Exchange, and
◼
You purchase or redeem Creation Units.
Taxes on Distributions
As stated above, each Fund ordinarily declares and pays dividends from net investment income, if any, monthly, and net realized capital gains, if any, annually. The Funds may also pay a special distribution at the end of a calendar year to comply with U.S. federal tax requirements. Dividends from a Fund’s net long-term capital gains, if any, in excess of net short-term capital losses (capital gain dividends) that are properly designated as such are taxable to you as long-term capital gains (at the 20% maximum rate referred to above for non-corporate shareholders) regardless of how long you have held the Fund’s shares. Dividends from a Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income (other than qualified dividend income).

Distributions and Taxes

Dividends from a Fund’s qualified dividend income (i.e., dividends received on stock of most domestic and certain foreign corporations), if any, that are properly designated as such are taxable to non-corporate shareholders at long-term capital gain rates, provided that the Fund and the shareholder satisfy certain holding period and other requirements. A Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations, subject to similar restrictions.
In general, your distributions are subject to U.S. federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund (if that option is available). Distributions reinvested in additional shares of a Fund through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional shares to the same extent as if such distributions had been received in cash.
Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of (and in reduction of) your basis in the shares and any excess amount will be treated as capital gain.
If the NAV at the time a shareholder purchases shares of a Fund reflects undistributed net investment income, recognized net capital gain, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.
If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership, the Fund’s ordinary income dividends may be subject to a 30% U.S. withholding tax. See the section entitled “TAXES—Foreign Shareholders” in the SAI for details.
Taxes on Exchange-Listed Share Sales
Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses from sales of shares may be limited.
A nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership is generally exempt from U.S. federal income or withholding tax on gains realized on the sale or other disposition of shares of a Fund.
Taxes on Purchase and Redemption of Creation Units
An AP who exchanges securities for Creation Units generally will recognize gain or loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the AP’s aggregate basis in the securities surrendered plus any cash it pays. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the shares being redeemed and the value of the securities. The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.
Any capital gain or loss realized on the purchase or redemption of Creation Units will generally be treated as long-term capital gain or loss if the securities surrendered to purchase the Creation Units or the Creation Units, as applicable, have been held for more than one year and as short-term capital gain or loss if the securities surrendered or the Creation Units, as applicable, have been held for one year or less.

Distributions and Taxes

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. See “TAXES” in the SAI for a description of the requirement regarding basis determination methods applicable to share redemptions and the Fund’s obligation to report basis information to the Service.
Backup Withholding
By law, a Fund is required to withhold 24% of your distributions and proceeds if you have not provided the Fund with a correct Social Security number or other taxpayer identification number and in certain other situations.
Foreign Account Tax Compliance Act
Under the “Foreign Account Tax Compliance Act,” unless certain foreign entities comply with certain IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% U.S. withholding tax may apply to dividends paid by the Fund to such entities. See the section entitled “TAXES—Foreign Shareholders” in the SAI for details.
Dividends and interest received by a Fund and capital gains recognized by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.  You may be able to claim a credit or take a deduction for foreign taxes paid by a Fund if certain requirements are met.
The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the shares under all applicable tax laws.

Other Information

Investments by Investment Companies
Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Adviser or as permitted by any rules and regulations adopted under applicable law, including that such investment companies enter into an agreement with the Trust on behalf of the Funds.
Continuous Offering
The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the distributor, breaks them down into constituent shares and sells the shares directly to customers or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.
Dealers effecting transactions in the Funds' shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.
Portfolio Holdings Disclosure
A description of the Funds policies regarding disclosure of the securities in each Fund’s portfolio is found in the Statement of Additional Information. Each Fund’s portfolio is disclosed daily on the Funds' website at www.VictorySharesLiterature.com. Shareholders may also request portfolio holdings schedules at no charge by calling toll free 1-866-376-7890.

Other Information

Shareholder Communications
In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 1-866-376-7890, and they will be delivered promptly.
While this Prospectus and the SAI of the Trust describe pertinent information about the Trust and each Fund, neither this Prospectus nor the SAI represents a contract between the Trust or a Fund and any shareholder.
Other Disclosures
Victory Capital means Victory Capital Management Inc., the investment adviser of the VictoryShares ETFs. VictoryShares ETFs are distributed by Foreside Fund Services, LLC (Foreside). Foreside is a member of FINRA. Victory Capital is not affiliated with Foreside. USAA is not affiliated with Foreside or Victory Capital. USAA and the USAA logos are registered trademarks and the USAA Investments logo is a trademark of United Services Automobile Association and is being used by Victory Capital and its affiliates under license.

Financial Highlights

The following financial highlights tables reflect historical information about shares of each Fund and are intended to help you understand the Fund’s financial performance for the period of the Fund’s operations.
Certain information shows the results of an investment in one share of the Fund. To the extent a Fund invests in other funds, the Total Annual Operating Expenses included in the Fund’s Fees and Expenses table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
The information presented has been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report. The Funds’ annual and semi-annual reports are available by calling the Victory Funds at 866-376-7890 and at VictorySharesLiterature.com.

US 500 Volatility Wtd ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net Asset Value, Beginning of Period	$50.57	$52.46	$49.34	$44.05	$37.24
Investment Activities
Net Investment Income (Loss)(a)	0.69	0.77	0.73	0.63	0.60
Net Realized and Unrealized Gains (Losses) on Investments	20.68	(1.88)	3.09	5.26	6.71
Total from Investment Activities	21.37	(1.11)	3.82	5.89	7.31
Distributions to Shareholders From
Net Investment Income	(0.68)	(0.78)	(0.70)	(0.60)	(0.50)
Net Realized Gains from Investments	—	—	—	—	—
Total Distributions	(0.68)	(0.78)	(0.70)	(0.60)	(0.50)
Net Asset Value, End of Period	$71.26	$50.57	$52.46	$49.34	$44.05
Total Return	42.51%	(2.12)%	7.86%	13.42%	19.72%
Ratios to Average Net Assets
Net Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net Investment Income (Loss)	1.13%	1.49%	1.48%	1.32%	1.43%
Gross Expenses	0.39%	0.40%	0.40%	0.41%	0.47%
Supplemental Data
Net Assets, End of Period (000's)	$705,437	$670,005	$731,775	$567,370	$292,921
Portfolio Turnover(b)	34%	28%	46%	36%	26%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Excludes impact of in-kind transaction.

US Small Cap Volatility Wtd ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net Asset Value, Beginning of Period	$40.22	$45.87	$48.54	$42.40	$34.35
Investment Activities
Net Investment Income (Loss)(a)	0.70	0.59	0.63	0.50	0.50
Net Realized and Unrealized Gains (Losses) on Investments	24.76	(5.62)	(2.62)	6.14	8.01
Total from Investment Activities	25.46	(5.03)	(1.99)	6.64	8.51
Distributions to Shareholders From
Net Investment Income	(0.72)	(0.62)	(0.68)	(0.50)	(0.46)
Net Realized Gains from Investments	—	—	—	—	—
Total Distributions	(0.72)	(0.62)	(0.68)	(0.50)	(0.46)
Net Asset Value, End of Period	$64.96	$40.22	$45.87	$48.54	$42.40
Total Return	63.72%	(11.00)%	(4.07)%	15.75%	24.86%
Ratios to Average Net Assets
Net Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net Investment Income (Loss)	1.30%	1.35%	1.36%	1.10%	1.25%
Gross Expenses	0.55%	0.55%	0.46%	0.47%	0.68%
Supplemental Data
Net Assets, End of Period (000's)	$25,986	$16,089	$29,814	$41,261	$25,438
Portfolio Turnover(b)	71%	50%	62%	47%	47%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Excludes impact of in-kind transaction.

International Volatility Wtd ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net Asset Value, Beginning of Period	$34.63	$38.12	$39.09	$37.20	$32.11
Investment Activities
Net Investment Income (Loss)(a)	0.95	0.77	1.17	1.04	0.76
Net Realized and Unrealized Gains (Losses) on Investments	10.25	(3.51)	(1.07)	1.81	5.10
Total from Investment Activities	11.20	(2.74)	0.10	2.85	5.86
Distributions to Shareholders From
Net Investment Income	(0.94)	(0.75)	(1.07)	(0.96)	(0.77)
Net Realized Gains from Investments	—	—	—	—	—
Total Distributions	(0.94)	(0.75)	(1.07)	(0.96)	(0.77)
Net Asset Value, End of Period	$44.89	$34.63	$38.12	$39.09	$37.20
Total Return	32.59%	(7.23)%	0.33%	7.62%	18.44%
Ratios to Average Net Assets
Net Expenses	0.45%	0.45%	0.45%	0.45%	0.45%
Net Investment Income (Loss)	2.34%	2.12%	3.14%	2.61%	2.25%
Gross Expenses	0.63%	0.64%	0.73%	0.98%	1.54%
Supplemental Data
Net Assets, End of Period (000's)	$116,710	$83,120	$36,215	$21,497	$13,021
Portfolio Turnover(b)	45%	41%	53%	37%	46%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Excludes impact of in-kind transaction.

US Large Cap High Div Volatility Wtd ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net Asset Value, Beginning of Period	$39.52	$47.03	$45.06	$42.17	$37.58
Investment Activities
Net Investment Income (Loss)(a)	1.45	1.58	1.51	1.34	1.24
Net Realized and Unrealized Gains (Losses) on Investments	17.1	(7.44)	1.83	2.92	4.46
Total from Investment Activities	18.55	(5.86)	3.34	4.26	5.7
Distributions to Shareholders From
Net Investment Income	(1.39)	(1.65)	(1.37)	(1.37)	(1.11)
Net Realized Gains from Investments	—	—	—	—	—
Total Distributions	(1.39)	(1.65)	(1.37)	(1.37)	(1.11)
Net Asset Value, End of Period	$56.68	$39.52	$47.03	$45.06	$42.17
Total Return	47.74%	(12.78)%	7.59%	10.23%	15.37%
Ratios to Average Net Assets
Net Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net Investment Income (Loss)	3.04%	3.47%	3.33%	3.04%	3.05%
Gross Expenses	0.41%	0.41%	0.42%	0.42%	0.45%
Supplemental Data
Net Assets, End of Period (000's)	$221,056	$193,635	$331,527	$144,187	$120,181
Portfolio Turnover(b)	67%	56%	66%	52%	48%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Excludes impact of in-kind transaction.

US Small Cap High Div Volatility Wtd ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net Asset Value, Beginning of Period	$36.75	$44.28	$45.96	$40.41	$35.40
Investment Activities
Net Investment Income (Loss)(a)	1.85	1.53	1.38	1.39	1.43
Net Realized and Unrealized Gains (Losses) on Investments	23.26	(7.47)	(1.74)	5.61	4.93
Total from Investment Activities	25.11	(5.94)	(0.36)	7.00	6.36
Distributions to Shareholders From
Net Investment Income	(1.91)	(1.59)	(1.32)	(1.45)	(1.35)
Net Realized Gains from Investments	—	—	—	—	—
Total Distributions	(1.91)	(1.59)	(1.32)	(1.45)	(1.35)
Net Asset Value, End of Period	$59.95	$36.75	$44.28	$45.96	$40.41
Total Return	69.75%	(13.61)%	(0.70)%	17.64%	18.07%
Ratios to Average Net Assets
Net Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net Investment Income (Loss)	3.51%	3.69%	3.10%	3.23%	3.65%
Gross Expenses	0.42%	0.44%	0.44%	0.45%	0.55%
Supplemental Data
Net Assets, End of Period (000's)	$251,797	$66,142	$75,277	$43,665	$32,325
Portfolio Turnover(b)	104%	68%	83%	68%	65%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Excludes impact of in-kind transaction.

International High Div Volatility Wtd ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net Asset Value, Beginning of Period	$25.32	$32.43	$33.94	$34.25	$30.65
Investment Activities
Net Investment Income (Loss)(a)	1.11	1.02	1.63	1.47	1.40
Net Realized and Unrealized Gains (Losses) on Investments	7.73	(7.13)	(1.48)	(0.41)	3.47
Total from Investment Activities	8.84	(6.11)	0.15	1.06	4.87
Distributions to Shareholders From
Net Investment Income	(1.33)	(1.00)	(1.66)	(1.37)	(1.27)
Net Realized Gains from Investments	—	—	—	—	—
Total Distributions	(1.33)	(1.00)	(1.66)	(1.37)	(1.27)
Net Asset Value, End of Period	$32.83	$25.32	$32.43	$33.94	$34.25
Total Return	35.49%	(19.22)%	0.58%	3.00%	16.16%
Ratios to Average Net Assets
Net Expenses	0.45%	0.45%	0.45%	0.45%	0.45%
Net Investment Income (Loss)	3.95%	3.45%	5.06%	4.14%	4.32%
Gross Expenses	0.66%	0.57%	0.59%	0.60%	0.77%
Supplemental Data
Net Assets, End of Period (000's)	$22,978	$62,042	$40,540	$45,824	$32,541
Portfolio Turnover(b)	111%	71%	76%	58%	69%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Excludes impact of in-kind transactions.

Emerging Market High Div Volatility Wtd ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 10/26/17(a) through 6/30/18
Net Asset Value, Beginning of Period	$19.71	$24.39	$23.92	$24.95
Investment Activities
Net Investment Income (Loss)(b)	0.99	0.94	1.31	0.78
Net Realized and Unrealized Gains (Losses) on Investments	4.73	(4.63)	0.35	(1.29)
Total from Investment Activities	5.72	(3.69)	1.66	(0.51)
Distributions to Shareholders From
Net Investment Income	(0.82)	(0.99)	(1.05)	(0.52)
Net Realized Gains from Investments	—	—	(0.14)	—
Total Distributions	(0.82)	(0.99)	(1.19)	(0.52)
Net Asset Value, End of Period	$24.61	$19.71	$24.39	$23.92
Total Return(c)	29.69%	(15.55)%	7.30%	(2.17)%
Ratios to Average Net Assets
Net Expenses(d)	0.50%	0.50%	0.51%(e)	0.50%
Net Investment Income (Loss)(d)	4.55%	4.24%	5.52%	4.44%
Gross Expenses(d)	1.19%	0.85%	0.88%	1.05%
Supplemental Data
Net Assets, End of Period (000's)	$19,686	$21,679	$40,251	$21,532
Portfolio Turnover(c)(f)	101%	86%	103%	52%
(a)
Commencement of operations.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
During the period the Fund paid interest fees. Excluding these fees, the ratio of net expense to average net assets for the year was 0.50%.
(f)
Excludes impact of in-kind transactions.

Dividend Accelerator ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 04/18/17(a) through 6/30/17
Net Asset Value, Beginning of Period	$33.14	$32.90	$28.41	$25.95	$25.26
Investment Activities
Net Investment Income (Loss)(b)	0.66	0.55	0.48	0.48	0.12
Net Realized and Unrealized Gains (Losses) on Investments	10.95	0.19(c)	4.47	2.45	0.65
Total from Investment Activities	11.61	0.74	4.95	2.93	0.77
Distributions to Shareholders From
Net Investment Income	(0.63)	(0.50)	(0.46)	(0.47)	(0.08)
Net Realized Gains from Investments	—	—	—	—	—
Total Distributions	(0.63)	(0.50)	(0.46)	(0.47)	(0.08)
Net Asset Value, End of Period	$44.12	$33.14	$32.90	$28.41	$25.95
Total Return(d)	35.33%	2.23%	17.60%	11.33%	3.05%
Ratios to Average Net Assets
Net Expenses(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net Investment Income (Loss)(e)	1.67%	1.65%	1.57%	1.75%	2.31%
Gross Expenses(e)	0.40%	0.42%	0.59%	0.67%	1.92%
Supplemental Data
Net Assets, End of Period (000's)	$344,154	$235,277	$16,450	$7,102	$3,893
Portfolio Turnover(d)(f)	41%	74%	62%	43%	—%
(a)
Commencement of operations.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown reflects a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(d)
Not annualized for periods less than one year.
(e)
Annualized for periods less than one year.
(f)
Excludes impact of in-kind transactions.

US Multi-Factor Minimum Volatility ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/22/17(a) through 6/30/17
Net Asset Value, Beginning of Period	$30.73	$30.87	$27.58	$24.83	$24.97
Investment Activities
Net Investment Income (Loss)(b)	0.62	0.70	0.73	0.63	0.02
Net Realized and Unrealized Gains (Losses) on Investments	7.43	(0.14)(c)	3.20	2.69	(0.16)
Total from Investment Activities	8.05	0.56	3.93	3.32	(0.14)
Distributions to Shareholders From
Net Investment Income	(0.63)	(0.70)	(0.64)	(0.57)	—
Net Realized Gains from Investments	—	—	—	—	—
Total Distributions	(0.63)	(0.70)	(0.64)	(0.57)	—
Net Asset Value, End of Period	$38.15	$30.73	$30.87	$27.58	$24.83
Total Return(d)	26.47%	1.82%	14.47%	13.41%	(0.54)%
Ratios to Average Net Assets
Net Expenses(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net Investment Income (Loss)(e)	1.80%	2.23%	2.50%	2.33%	3.20%
Gross Expenses(e)	0.41%	0.42%	0.48%	0.74%	7.21%
Supplemental Data
Net Assets, End of Period (000's)	$164,065	$155,182	$43,213	$8,273	$2,483
Portfolio Turnover(d)(f)	56%	69%	34%	26%	—%
(a)
Commencement of operations.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown reflects a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(d)
Not annualized for periods less than one year.
(e)
Annualized for periods less than one year.
(f)
Excludes impact of in-kind transactions.

US 500 Enhanced Volatility Wtd ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net Asset Value, Beginning of Period	$51.88	$48.89	$49.30	$44.00	$37.23
Investment Activities
Net Investment Income (Loss)(a)	0.70	0.60	0.73	0.64	0.58
Net Realized and Unrealized Gains (Losses) on Investments	19.32	3.04	(0.42)	5.25	6.71
Total from Investment Activities	20.02	3.64	0.31	5.89	7.29
Distributions to Shareholders From
Net Investment Income	(0.62)	(0.65)	(0.72)	(0.59)	(0.52)
Net Realized Gains from Investments	—	—	—	—	—
Total Distributions	(0.62)	(0.65)	(0.72)	(0.59)	(0.52)
Net Asset Value, End of Period	$71.28	$51.88	$48.89	$49.30	$44.00
Total Return	38.78%	7.49%	0.69%	13.42%	19.72%
Ratios to Average Net Assets
Net Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net Investment Income (Loss)	1.13%	1.20%	1.51%	1.32%	1.42%
Gross Expenses	0.39%	0.40%	0.40%	0.41%	0.45%
Supplemental Data
Net Assets, End of Period (000's)	$937,341	$609,613	$828,729	$951,411	$415,847
Portfolio Turnover(b)	34%	56%	116%(c)	37%	26%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Excludes impact of in-kind transactions.
(c)
Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

US EQ Income Enhanced Volatility Wtd ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net Asset Value, Beginning of Period	$46.58	$45.54	$46.29	$43.30	$38.59
Investment Activities
Net Investment Income (Loss)(a)	1.56	1.39	1.46	1.39	1.28
Net Realized and Unrealized Gains (Losses) on Investments	17.87	1.09	(0.80)	2.99	4.58
Total from Investment Activities	19.43	2.48	0.66	4.38	5.86
Distributions to Shareholders From
Net Investment Income	(1.44)	(1.44)	(1.41)	(1.39)	(1.15)
Net Realized Gains from Investments	—	—	—	—	—
Total Distributions	(1.44)	(1.44)	(1.41)	(1.39)	(1.15)
Net Asset Value, End of Period	$64.57	$46.58	$45.54	$46.29	$43.30
Total Return	42.31%	5.49%	1.52%	10.23%	15.35%
Ratios to Average Net Assets
Net Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net Investment Income (Loss)	2.80%	3.02%	3.22%	3.06%	3.06%
Gross Expenses	0.40%	0.40%	0.40%	0.41%	0.43%
Supplemental Data
Net Assets, End of Period (000's)	$916,846	$565,892	$696,814	$738,260	$471,927
Portfolio Turnover(b)	65%(c)	116%	143%(d)	52%	49%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Excludes impact of in-kind transactions.
(c)
Increased trading levels in a given year reflect additional portfolio transactions required to track the “enhanced volatility” methodology of the Fund’s underlying index. The Fund expects trading levels to be lower during periods of lower market volatility.
(d)
Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

US Discovery Enhanced Volatility Wtd ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net Asset Value, Beginning of Period	$39.16	$37.80	$47.41	$41.41	$33.55
Investment Activities
Net Investment Income (Loss)(a)	0.62	0.44	0.64	0.50	0.49
Net Realized and Unrealized Gains (Losses) on Investments	21.38	1.42(b)	(9.61)	5.98	7.84
Total from Investment Activities	22.00	1.86	(8.97)	6.48	8.33
Distributions to Shareholders From
Net Investment Income	(0.61)	(0.50)	(0.64)	(0.48)	(0.47)
Total Distributions	(0.61)	(0.50)	(0.64)	(0.48)	(0.47)
Net Asset Value, End of Period	$60.55	$39.16	$37.80	$47.41	$41.41
Total Return	56.47%	5.00%	(19.04)%	15.75%	24.91%
Ratios to Average Net Assets
Net Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net Investment Income (Loss)	1.22%	1.19%	1.48%	1.13%	1.25%
Gross Expenses	0.46%	0.47%	0.42%	0.43%	0.55%
Supplemental Data
Net Assets, End of Period (000's)	$63,572	$37,203	$92,614	$116,157	$57,971
Portfolio Turnover(c)	70%(d)	232%	398%(e)	47%	50%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown reflects a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(c)
Excludes impact of in-kind transactions.
(d)
Increased trading levels in a given year reflect additional portfolio transactions required to track the “enhanced volatility” methodology of the Fund’s underlying index. The Fund expects trading levels to be lower during periods of lower market volatility.
(e)
Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

Developed Enhanced Volatility Wtd ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net Asset Value, Beginning of Period	$26.92	$32.10	$33.79	$32.22	$29.00
Investment Activities
Net Investment Income (Loss)(a)	0.66	0.52	0.85	0.94	0.78
Net Realized and Unrealized Gains (Losses) on Investments	7.26	(5.14)	(1.59)	1.45	2.90(b)
Total from Investment Activities	7.92	(4.62)	(0.74)	2.39	3.68
Distributions to Shareholders From
Net Investment Income	(0.65)	(0.56)	(0.95)	(0.82)	(0.46)
Total Distributions	(0.65)	(0.56)	(0.95)	(0.82)	(0.46)
Net Asset Value, End of Period	$34.19	$26.92	$32.10	$33.79	$32.22
Total Return	29.63%	(14.55)%	(2.16)%	7.41%	12.79%(c)
Ratios to Average Net Assets
Net Expenses	0.45%	0.45%	0.45%	0.45%	0.45%
Net Investment Income (Loss)	2.16%	1.69%	2.63%	2.73%	2.59%
Gross Expenses	0.88%	0.65%	0.56%	0.58%	0.86%
Supplemental Data
Net Assets, End of Period (000's)	$42,742	$48,455	$110,746	$179,103	$82,150
Portfolio Turnover(d)	55%	33%	154%(e)	38%	164%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Includes $0.07 gain derived from a payment from affiliate.
(c)
Before the payment from affiliate for the loss resulting from a trade error, the total return for the year would have been 12.55%.
(d)
Excludes impact of in-kind transactions.
(e)
Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

Nasdaq Next 50 ETF
Year Ended 9/10/20(a) through 6/30/21
Net Asset Value, Beginning of Period	$25.45
Investment Activities
Net Investment Income (Loss)(b)	0.12
Net Realized and Unrealized Gains (Losses) on Investments	8.85
Total from Investment Activities	8.97
Distributions to Shareholders From
Net Investment Income	(0.09)
Total Distributions	(0.09)
Net Asset Value, End of Period	$34.33
Total Return(c)	35.26%
Ratios to Average Net Assets
Net Expenses(d)	0.18%
Net Investment Income (Loss)(d)	0.46%
Gross Expenses(d)	0.30%
Supplemental Data
Net Assets, End of Period (000's)	$148,467
Portfolio Turnover(c)(d)	68%
(a)
Commencement of operations.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.

Appendix

The Exchange
Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the shares or any member of the public regarding the ability of the Funds to track the total return performance of their respective Index or the ability of each Index identified herein to track stock market performance. The Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of each Index, nor in the determination of the timing of, prices of, or quantities of the shares to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Exchange has no obligation or liability to owners of the shares in connection with the administration, marketing, or trading of the shares.
The Exchange does not guarantee the accuracy and/or the completeness of each Index or the data included therein. The Exchange makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Funds', owners of the shares, or any other person or entity from the use of each Index or the data included therein.
The Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Index or the data included therein. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.
Nasdaq Indexes
Several of the Funds utilize an index that has been created and maintained by Nasdaq, Inc. None of these Funds are sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, Inc., with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds. The Corporations make no representation or warranty, express or implied to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly, or the ability of the Indexes to track general stock market performance. The Corporations’ only relationship to the Adviser (“Licensee”) is in the licensing of the Nasdaq® and certain trade names of the Corporations and the use of the Indexes which is determined, composed and calculated by Nasdaq, Inc. without regard to Licensee or the Funds. Nasdaq, Inc. has no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating the Indexes. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Funds.
The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Indexes or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by licensee, owners of the funds, or any other person or entity from the use of the Indexes or any data included therein. The corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.

4900 Tiedeman Road, 4th Floor
Brooklyn, OH 44144
Statement of Additional Information (SAI): The SAI contains more information about the Funds’ operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you do not request a copy.
Annual and Semi-annual Reports: Annual and semi-annual reports contain more information about the Funds’ investments and the market conditions and investment strategies that significantly affected the Funds’ performance during the most recent fiscal period.
How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Funds or your accounts, online at VictorySharesLiterature.com, by contacting the Funds at the following address or telephone number, or by contacting your financial intermediary.
By telephone:
Call VictoryShares at
866-376-7890
By mail:
VictoryShares
4900 Tiedeman Road, 4th Floor
Brooklyn, OH 44144
You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC) on the SEC’s Edgar database at http://www.sec.gov, or after paying a duplicating fee, by electronic request sent to the following e-mail address: publicinfo@sec.gov.
Investment Company Act File Number 811-22696
VS-ETF-PRO (11/21)

November 1, 2021
Prospectus
VictoryShares USAA MSCI USA Value Momentum ETF (ULVM)
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF (USVM)
VictoryShares USAA MSCI International Value Momentum ETF (UIVM)
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF (UEVM)
Victory Capital means Victory Capital Management Inc., the investment manager of the VictoryShares USAA ETFs. VictoryShares USAA ETFs are distributed by Foreside Fund Services, LLC (Foreside), a broker dealer registered with FINRA and an entity that is not an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA is not affiliated with Foreside. USAA and the USAA logos are registered trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.
Listed and traded on:
NYSE Arca, Inc
The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
VictorySharesLiterature.com
866-376-7890

VictoryShares USAA MSCI USA Value Momentum ETF Summary
Investment Objective
The VictoryShares USAA MSCI USA Value Momentum ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI USA Select Value Momentum Blend Index (the “Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.27%
Fee Waiver/Expense Reimbursement[1]	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.20%
1
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2022 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.20%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$20	$80	$145	$336
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.
1

VictoryShares USAA MSCI USA Value Momentum ETF Summary
Principal Investment Strategies
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its assets in securities in the Index. MSCI, Inc. (the “Index Provider”) constructs the Index in accordance with a rules-based methodology.
The Index is designed to deliver exposure to equity securities of large- and mid-capitalization U.S. issuers within the MSCI USA Index (the “Parent Index”) that have higher exposure to value and momentum factors, while also maintaining moderate Index turnover and lower realized volatility than traditional capitalization-weighted indexes. The value factor indicates how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow. A value score is derived from a company’s valuation ratios, e.g. forward price-to-earnings, share price-to-book value, and enterprise value to operating cash flow. The momentum factor indicates whether changes in a company’s share price are trending up or down. A momentum score is calculated using a security’s price trends over the last six months and last 12 months (except the previous month), adjusted for volatility. A security is only evaluated within a single sector.
The Index Provider ranks each stock of the Parent Index based on its value and momentum scores, relative to their sector classification, and creates a composite score for each stock by equally weighting the stock’s value and momentum score. The Index Provider then selects the top 25% of the ranked stocks of the Parent Index based on their composite scores for inclusion in the Index. The constituents are weighted such that securities with lower realized volatility are given higher Index weights. The Index rebalances quarterly. As of September 30, 2021, the market capitalization of the issuers in the Index ranged from $2.2 billion to $2.3 trillion. The range may change from time to time.
The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index. The Fund also may invest up to 20% of its assets in instruments other than the securities in the Index, which the Adviser believes will help the Fund track the Index. Such instruments may include derivatives, including index futures, which the Fund may use for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly.
The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time.
Principal Risks of Investing in the Fund
The Fund’s investments are subject to the following principal risks:
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
2

VictoryShares USAA MSCI USA Value Momentum ETF Summary
Mid-Capitalization Stock Risk — Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Large-Capitalization Stock Risk — The securities of large capitalization companies may underperform the securities of smaller capitalization companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Value Risk — Value investing entails investing in securities that are inexpensive relative to other securities based on ratios such as price to earnings or price to book. There may be periods when value investing is out of favor, and during which the investment performance of a fund using a value strategy may suffer. In addition, value stocks are subject to the risk that their intrinsic value may never be realized in the market.
Index Risk — The Fund attempts to track the performance of the Index. The Fund’s performance will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not actively managed, unless a specific security is removed from the Index, the Fund generally will not sell a security because the security’s issuer was in financial trouble. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
Passive Investment Risk — The Fund is not actively managed, and the Adviser does not take defensive positions under any market conditions, including declining markets.
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.
Tracking Error Risk — The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.
Exchange-Traded Fund (“ETF”) Structure Risk — The Fund is structured as an ETF and as a result is subject to special risks, including:
◼
Not Individually Redeemable — The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, you may redeem your shares by selling them on the secondary market at prevailing market prices.
◼
Trading Issues — Trading in shares on the exchange operated by NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the
3

VictoryShares USAA MSCI USA Value Momentum ETF Summary
creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to differences between the market price of the shares and the underlying value of those shares.
◼
Market Price Variance Risk — The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV.
◼
Authorized Participants Concentration Risk — A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV.
◼
Intraday Indicative Value (“IIV”) Risk — The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of securities (“Deposit Securities”) every 15 seconds (the “intraday indicative value” or “IIV”). The IIV is not a real-time update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close which could affect premiums and discounts between the IIV and the market price of the shares. In addition, the IIV is based on the published Deposit Securities and not on the Fund’s actual holdings.
Momentum Risk — Momentum investing entails investing more in securities that exhibit persistence in relative performance evidenced by better recent price performance compared to other securities. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.
Large Shareholder Risk — Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Concentration Risk — In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund also can be expected to concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. If the Index is not concentrated in a particular industry or sector, the Fund will not concentrate in a particular industry or sector.
Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the investments in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the investments in which the Fund invests may be disrupted by a number of events, including but not
4

VictoryShares USAA MSCI USA Value Momentum ETF Summary
limited to economic crises, natural disasters, new legislation, or regulatory changes, and may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.
Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.
Derivatives Risk — Derivatives, including futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage, and liquidity risks. Derivatives may create leverage and expose the Fund to additional levels of risk, including greater losses from investments and increased volatility, than would otherwise have been the case had the Fund not engaged in the activities that created the leverage. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that the Fund may sustain a loss as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns over the same period to one or more broad measures of market performance. We assume reinvestment of dividends and distributions.
Performance information for the Fund prior to July 1, 2019 reflects the historical performance of the USAA MSCI USA Value Momentum Blend Index ETF, a series of USAA ETF Trust (the predecessor to the Fund managed by USAA Asset Management Company) (the “Predecessor Fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund.
Updated performance information is available on the Fund’s website at VictorySharesLiterature.com.
5

VictoryShares USAA MSCI USA Value Momentum ETF Summary
Calendar Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	18.55%	June 30, 2020
Lowest Quarter	-28.28%	March 31, 2020

Year-to-date return	19.21%	September 30, 2021

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	Life of Fund
FUND
Before Taxes	4.06%	4.66%[1]
After Taxes on Distributions	3.63%	4.21%[1]
After Taxes on Distributions and Sale of Fund Shares	2.63%	3.53%[1]
Indices
MSCI USA Index reflects no deduction for fees, expenses or taxes.	21.37%	15.74%
MSCI USA Select Value Momentum Blend Index reflects no deduction for fees, expenses or taxes.	4.17%	4.85%
1
Inception date is October 24, 2017.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Management of the Fund
Investment Adviser
The Adviser serves as the Fund’s investment adviser. The portfolio managers jointly and primarily responsible for day-to-day management of the Fund are members of the Adviser’s Victory Solutions platform, which oversees the Adviser's rules-based investment strategies.
6

VictoryShares USAA MSCI USA Value Momentum ETF Summary
Portfolio Managers
	Title	Tenure with the Fund
Mannik Dhillon, CFA	President, VictoryShares and Solutions	Since 2019
Lance Humphrey, CFA	Portfolio Manager, VictoryShares and Solutions	Since 2017
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares at NAV only in large blocks of 50,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities by Authorized Participants (“APs”) that have entered into agreements with the Fund’s distributor. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.
Shares of the Fund are listed for trading on the Exchange. Individual shares may only be purchased and sold in the secondary market through a broker or dealer at a market price. Because shares of the Fund trade at market prices rather than NAV, shares may trade at a price that is greater than (a premium), at, or less than (a discount) NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
For recent information about the Fund, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, visit VictorySharesLiterature.com.
Tax Information
The Fund’s distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of shares may result in capital gain or loss.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through an account maintained by a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
7

VictoryShares USAA MSCI USA Small Cap Value Momentum ETF Summary
Investment Objective
The VictoryShares USAA MSCI USA Small Cap Value Momentum ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI USA Small Cap Select Value Momentum Blend Index (the “Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Other Expenses	0.13%
Total Annual Fund Operating Expenses[1]	0.28%
Fee Waiver/Expense Reimbursement	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.25%
1
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2022 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.25%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$26	$87	$154	$353
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.
8

VictoryShares USAA MSCI USA Small Cap Value Momentum ETF Summary
Principal Investment Strategies
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its assets in securities in the Index. MSCI, Inc. (the “Index Provider”) constructs the Index in accordance with a rules-based methodology. The Index is comprised solely of securities issued by U.S. small capitalization companies.
The Index is designed to deliver exposure to equity securities of small-capitalization U.S. issuers within the MSCI USA Small Cap Index (the “Parent Index”) that have higher exposure to value and momentum factors while also maintaining moderate Index turnover and lower realized volatility than traditional capitalization weighted indexes. The value factor indicates how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow. A value score is derived from a company’s valuation ratios, e.g. forward price to earnings, share price to book value, and enterprise value to operating cash flow. The momentum factor indicates whether changes in a company’s share price are trending up or down. A momentum score is calculated using a security’s price trends over the last six months and last 12 months (except the previous month), adjusted for volatility. A security is only evaluated within a single industry or sector. A liquidity filter is applied to screen out securities with low liquidity. Securities generally are filtered by selecting the top 90% by count of securities in the Parent Index, based on the highest 12-month annualized traded value.
The Index Provider ranks each stock of the Parent Index based on its value and momentum scores, relative to their sector classification, and creates a composite score for each stock by equally weighting the stock’s value and momentum score. The Index Provider then selects the top 25% of the ranked stocks of the Parent Index based on their composite scores for inclusion in the Index. The constituents are weighted such that securities with lower realized volatility are given higher Index weights. The Index rebalances quarterly. As of September 30, 2021, the market capitalization of the issuers in the Index ranged from $135.9 million to $25.2 billion. The range may change from time to time.
The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index. The Fund also may invest up to 20% of its assets in instruments other than the securities in the Index, which the Adviser believes will help the Fund track the Index. Such instruments may include derivatives, including index futures, which the Fund may use for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly.
The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time.
Principal Risks of Investing in the Fund
The Fund’s investments are subject to the following principal risks:
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical
9

VictoryShares USAA MSCI USA Small Cap Value Momentum ETF Summary
events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
Small-Capitalization Company Risk — Investments in small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, making it difficult for a Fund to buy and sell them at the time and price desired, and these issuers often face greater business risks. Small-capitalization companies typically are less financially stable than larger, more established companies, and may depend on a small number of key personnel, making them vulnerable to loss of personnel. These companies also generally have less diverse product lines than larger capitalization companies and are more susceptible to adverse developments related to their products.
Value Risk — Value investing entails investing in securities that are inexpensive relative to other securities based on ratios such as price to earnings or price to book. There may be periods when value investing is out of favor, and during which the investment performance of a fund using a value strategy may suffer. In addition, value stocks are subject to the risk that their intrinsic value may never be realized in the market.
Index Risk — The Fund attempts to track the performance of the Index. The Fund’s performance will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not actively managed, unless a specific security is removed from the Index, the Fund generally will not sell a security because the security’s issuer was in financial trouble. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
Passive Investment Risk — The Fund is not actively managed, and the Adviser does not take defensive positions under any market conditions, including declining markets.
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.
Tracking Error Risk — The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.
Exchange-Traded Fund (“ETF”) Structure Risk — The Fund is structured as an ETF and as a result is subject to special risks, including:
◼
Not Individually Redeemable — The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, you may redeem your shares by selling them on the secondary market at prevailing market prices.
◼
Trading Issues — Trading in shares on the exchange operated by NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the
10

VictoryShares USAA MSCI USA Small Cap Value Momentum ETF Summary
Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to differences between the market price of the shares and the underlying value of those shares.
◼
Market Price Variance Risk — The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV.
◼
Authorized Participants Concentration Risk — A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV.
◼
Intraday Indicative Value (“IIV”) Risk — The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of securities (“Deposit Securities”) every 15 seconds (the “intraday indicative value” or “IIV”). The IIV is not a real-time update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close which could affect premiums and discounts between the IIV and the market price of the shares. In addition, the IIV is based on the published Deposit Securities and not on the Fund’s actual holdings.
Momentum Risk — Momentum investing entails investing more in securities that exhibit persistence in relative performance evidenced by better recent price performance compared to other securities. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.
Large Shareholder Risk — Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Concentration Risk — In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund also can be expected to concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly
11

VictoryShares USAA MSCI USA Small Cap Value Momentum ETF Summary
over numerous industries or sectors. If the Index is not concentrated in a particular industry or sector, the Fund will not concentrate in a particular industry or sector.
Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the investments in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the investments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes, and may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.
Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.
Derivatives Risk — Derivatives, including futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage, and liquidity risks. Derivatives may create leverage and expose the Fund to additional levels of risk, including greater losses from investments and increased volatility, than would otherwise have been the case had the Fund not engaged in the activities that created the leverage. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that the Fund may sustain a loss as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns over the same period to one or more broad measures of market performance. We assume reinvestment of dividends and distributions.
Performance information for the Fund prior to July 1, 2019 reflects the historical performance of the USAA MSCI USA Small Cap Value Momentum Blend Index ETF, a series of USAA ETF Trust (the predecessor to the Fund managed by USAA Asset Management Company) (the “Predecessor Fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund.
Updated performance information is available on the Fund’s website at VictorySharesLiterature.com.
12

VictoryShares USAA MSCI USA Small Cap Value Momentum ETF Summary
Calendar Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	24.20%	June 30, 2020
Lowest Quarter	-32.02%	March 31, 2020

Year-to-date return	17.97%	September 30, 2021

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	Life of Fund
FUND
Before Taxes	11.61%	7.24%[1]
After Taxes on Distributions	11.16%	6.71%[1]
After Taxes on Distributions and Sale of Fund Shares	7.00%	5.42%[1]
Indices
MSCI USA Small Cap Index reflects no deduction for fees, expenses or taxes.	18.90%	11.46%
MSCI USA Small Cap Select Value Momentum Blend Index reflects no deduction for fees, expenses or taxes.	11.92%	7.55%
1
Inception date is October 24, 2017.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
13

VictoryShares USAA MSCI USA Small Cap Value Momentum ETF Summary
Management of the Fund
Investment Adviser
The Adviser serves as the Fund’s investment adviser. The portfolio managers jointly and primarily responsible for day-to-day management of the Fund are members of the Adviser’s Victory Solutions platform, which oversees the Adviser's rules-based investment strategies.
Portfolio Managers
	Title	Tenure with the Fund
Mannik Dhillon, CFA	President, VictoryShares and Solutions	Since 2019
Lance Humphrey, CFA	Portfolio Manager, VictoryShares and Solutions	Since 2017
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares at NAV only in large blocks of 50,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities by Authorized Participants (“APs”) that have entered into agreements with the Fund’s distributor. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.
Shares of the Fund are listed for trading on the Exchange. Individual shares may only be purchased and sold in the secondary market through a broker or dealer at a market price. Because shares of the Fund trade at market prices rather than NAV, shares may trade at a price that is greater than (a premium), at, or less than (a discount) NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
For recent information about the Fund, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, visit VictorySharesLiterature.com.
Tax Information
The Fund’s distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of shares may result in capital gain or loss.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through an account maintained by a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
14

VictoryShares USAA MSCI International Value Momentum ETF Summary
Investment Objective
The VictoryShares USAA MSCI International Value Momentum ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI World ex USA Select Value Momentum Blend Index (the “Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.42%
Fee Waiver/Expense Reimbursement[1]	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.35%
1
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2022 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.35%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$36	$128	$228	$523
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 90% of the average value of its portfolio.
15

VictoryShares USAA MSCI International Value Momentum ETF Summary
Principal Investment Strategies
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its assets in securities in the Index, depositary receipts on securities in the Index, and securities underlying depositary receipts in the Index. MSCI, Inc. (the “Index Provider”) constructs the Index in accordance with a rules-based methodology.
The Index is designed to deliver exposure to equity market performance in non-U.S. developed markets and provide higher exposure to value and momentum factors within the MSCI World ex USA Index (the “Parent Index”) while also maintaining moderate Index turnover and lower realized volatility than traditional capitalization weighted indexes. The value factor indicates how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow. A value score is derived from a company’s valuation ratios, e.g. forward price to earnings, share price to book value, and enterprise value to operating cash flow. The momentum factor indicates whether changes in a company’s share price are trending up or down. A momentum score is calculated using a security’s price trends over the last six months and last 12 months (except the previous month), adjusted for volatility. A security is only evaluated within a single industry or sector.
The Index Provider ranks each component of the Parent Index based on its value and momentum scores, relative to their sector classification, and creates a composite score for each stock by equally weighting the stock’s value and momentum score. The Index Provider then selects the top 25% of the ranked stocks of the Parent Index based on their composite scores for inclusion in the Index. The constituents are weighted such that securities with lower realized volatility are given higher Index weights. The Index rebalances quarterly. In order to limit over weighting, the Index has a defined a threshold of 5% relative to the Parent Index in geographic regions, as defined by the Index Provider. As of September 30, 2021, the Index provided exposure to the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
The Index is comprised of equity securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).
The Fund seeks to track the returns of the Index before fees and expenses by employing, under normal circumstances, a “sampling” process to invest in a representative sample of stocks included in the Index. The Fund’s portfolio managers select these stocks using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index.
The Fund also may invest up to 20% of its assets in instruments other than the securities in the Index, which the Adviser believes will help the Fund track the Index. Such instruments may include derivatives, including index futures, which the Fund may use for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly.
The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time.
Principal Risks of Investing in the Fund
The Fund’s investments are subject to the following principal risks:
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions,
16

VictoryShares USAA MSCI International Value Momentum ETF Summary
labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
Fixed Income Risk — The value of the Fund's direct or indirect investments in fixed income securities changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.
Geographic Risk — To the extent the Index focuses its investments in issuers located in a particular country or region, the Fund is subject to greater risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region. For example, the Fund may be subject to greater risk of adverse securities markets, exchange rates, social, political, regulatory, economic, business, environmental or other developments, or natural disasters.
Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates; intervention (or the failure to intervene) by governments, central banks or supranational entities; the imposition of currency controls; or other political developments in the United States or abroad.
Depositary Receipts Risk — Foreign securities may trade in the form of depositary receipts, which include ADRs and GDRs (collectively “Depositary Receipts”). To the extent the Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, the Fund may not be aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts depends on the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted.
◼
Investments in Depositary Receipts may be less liquid and more volatile than the underlying securities in their primary trading market.
◼
If a Depositary Receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the Depositary Receipt and the underlying security.
◼
Holders of Depositary Receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action.
◼
The prices of Depositary Receipts may differ from the prices of securities upon which they are based.
17

VictoryShares USAA MSCI International Value Momentum ETF Summary
◼
To the extent the Fund invests in Depositary Receipts based on securities included in the Index, such differences in prices may increase index tracking risk.
Mid-Capitalization and Small-Capitalization Company Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Large-Capitalization Stock Risk — The securities of large capitalization companies may underperform the securities of smaller capitalization companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Value Risk — Value investing entails investing in securities that are inexpensive relative to other securities based on ratios such as price to earnings or price to book. There may be periods when value investing is out of favor, and during which the investment performance of a fund using a value strategy may suffer. In addition, value stocks are subject to the risk that their intrinsic value may never be realized in the market.
Index Risk — The Fund attempts to track the performance of the Index. The Fund’s performance will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not actively managed, unless a specific security is removed from the Index, the Fund generally will not sell a security because the security’s issuer was in financial trouble. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
Passive Investment Risk — The Fund is not actively managed, and the Adviser does not take defensive positions under any market conditions, including declining markets.
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.
Tracking Error Risk — The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.
Exchange-Traded Fund (“ETF”) Structure Risk — The Fund is structured as an ETF and as a result is subject to special risks, including:
◼
Not Individually Redeemable — The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, you may redeem your shares by selling them on the secondary market at prevailing market prices.
◼
Trading Issues — Trading in shares on the exchange operated by NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the
18

VictoryShares USAA MSCI International Value Momentum ETF Summary
Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to differences between the market price of the shares and the underlying value of those shares.
◼
Market Price Variance Risk — The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV.
◼
International Closed Market Trading Risk — Many of the Fund’s underlying securities trade on foreign exchanges that are closed when the Exchange is open; consequently, events may transpire while such foreign exchanges are closed but the Exchange is open that may change the value of such underlying securities relative to their last quoted prices on such foreign exchanges.
◼
Authorized Participants Concentration Risk — A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV.
◼
Intraday Indicative Value (“IIV”) Risk — The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of securities (“Deposit Securities”) every 15 seconds (the “intraday indicative value” or “IIV”). The IIV is not a real-time update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close which could affect premiums and discounts between the IIV and the market price of the shares. In addition, the IIV is based on the published Deposit Securities and not on the Fund’s actual holdings.
Sampling Risk — The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer or a small number of issuers of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Momentum Risk — Momentum investing entails investing more in securities that exhibit persistence in relative performance evidenced by better recent price performance compared to other securities. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.
Large Shareholder Risk — Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the
19

VictoryShares USAA MSCI International Value Momentum ETF Summary
Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Concentration Risk — In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund also can be expected to concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. If the Index is not concentrated in a particular industry or sector, the Fund will not concentrate in a particular industry or sector.
Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the investments in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the investments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes, and may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.
Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.
Derivatives Risk — Derivatives, including futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage, and liquidity risks. Derivatives may create leverage and expose the Fund to additional levels of risk, including greater losses from investments and increased volatility, than would otherwise have been the case had the Fund not engaged in the activities that created the leverage. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that the Fund may sustain a loss as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns over the same period to one or more broad measures of market performance. We assume reinvestment of dividends and distributions.
20

VictoryShares USAA MSCI International Value Momentum ETF Summary
Performance information for the Fund prior to July 1, 2019 reflects the historical performance of the USAA MSCI USA International Value Momentum Blend Index ETF, a series of USAA ETF Trust (the predecessor to the Fund managed by USAA Asset Management Company) (the “Predecessor Fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund.
Updated performance information is available on the Fund’s website at VictorySharesLiterature.com.
Calendar Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	13.77%	December 31, 2020
Lowest Quarter	-25.33%	March 31, 2020

Year-to-date return	9.76%	September 30, 2021

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	Life of Fund
FUND
Before Taxes	0.92%	-0.34%[1]
After Taxes on Distributions	0.56%	-0.87%[1]
After Taxes on Distributions and Sale of Fund Shares	0.87%	-0.22%[1]
Indices
MSCI World ex USA (Net) Index reflects no deduction for fees, expenses or taxes.	7.59%	4.98%
MSCI World ex USA Select Value Momentum Blend Index reflects no deduction for fees, expenses or taxes.	1.28%	-0.01%
1
Inception date is October 24, 2017.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
21

VictoryShares USAA MSCI International Value Momentum ETF Summary
Management of the Fund
Investment Adviser
The Adviser serves as the Fund’s investment adviser. The portfolio managers jointly and primarily responsible for day-to-day management of the Fund are members of the Adviser’s Victory Solutions platform, which oversees the Adviser's rules-based investment strategies.
Portfolio Managers
	Title	Tenure with the Fund
Mannik Dhillon, CFA	President, VictoryShares and Solutions	Since 2019
Lance Humphrey, CFA	Portfolio Manager, VictoryShares and Solutions	Since 2017
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares at NAV only in large blocks of 50,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities by Authorized Participants (“APs”) that have entered into agreements with the Fund’s distributor. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.
Shares of the Fund are listed for trading on the Exchange. Individual shares may only be purchased and sold in the secondary market through a broker or dealer at a market price. Because shares of the Fund trade at market prices rather than NAV, shares may trade at a price that is greater than (a premium), at, or less than (a discount) NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
For recent information about the Fund, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, visit VictorySharesLiterature.com.
Tax Information
The Fund’s distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of shares may result in capital gain or loss.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through an account maintained by a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
22

VictoryShares USAA MSCI Emerging Markets Value Momentum ETF Summary
Investment Objective
The VictoryShares USAA MSCI Emerging Markets Value Momentum ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI Emerging Markets Select Value Momentum Blend Index (the “Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.56%
Fee Waiver/Expense Reimbursement[1]	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.45%
1
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2022 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.45%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$46	$168	$302	$691
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.
23

VictoryShares USAA MSCI Emerging Markets Value Momentum ETF Summary
Principal Investment Strategies
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its assets in securities in the Index, depositary receipts on securities in the Index, and securities underlying depositary receipts in the Index. MSCI, Inc. (the “Index Provider”) constructs the Index in accordance with a rules-based methodology. The Index is comprised solely of securities issued by companies associated with emerging market countries as described more fully below.
The Index is designed to deliver exposure to equity market performance in the global emerging markets and provide higher exposure to value and momentum factors within the MSCI Emerging Markets Index (the “Parent Index”) while also maintaining moderate Index turnover and lower realized volatility than traditional capitalization weighted indexes. A liquidity filter is applied to screen out securities with low liquidity. Securities generally are filtered by selecting the top 90% by count of securities in the Parent Index, based on the highest 12-month annualized traded value. The Index Provider determines whether an issuer is located in a particular country by reference to the Index methodology.
The value factor indicates how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow. A value score is derived from a company’s valuation ratios, e.g. forward price to earnings, share price to book value, and enterprise value to operating cash flow. The momentum factor indicates whether changes in a company’s share price are trending up or down. A momentum score is calculated using a security’s price trends over the last six months and last 12 months (except the previous month), adjusted for volatility. A security is only evaluated within a single industry or sector.
The Index Provider ranks each stock of the Parent Index based on its value and momentum scores, relative to their sector classification, and creates a composite score for each stock by equally weighting the stock’s value and momentum score. The Index Provider then selects the top 25% of the ranked stocks of the Parent Index based on their composite scores for inclusion in the Index. The constituents are weighted such that securities with lower realized volatility are given higher Index weights. In order to limit over weighting, the Index has a defined a threshold of 5% relative to the Parent Index in geographic regions, as defined by the Index Provider.
The Index is comprised of equity securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).
As of September 30, 2021, the emerging market countries represented in the Index included: Argentina, Brazil, Chile, China, Columbia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.
The Fund seeks to track the returns of the Index before fees and expenses by employing, under normal circumstances, a “sampling” process to invest in a representative sample of stocks included in the Index. The Fund’s portfolio managers select these stocks using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index.
The Fund also may invest up to 20% of its assets in instruments other than the securities in the Index, which the Adviser believes will help the Fund track the Index. Such instruments may include derivatives, including index futures, which the Fund may use for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly.
24

VictoryShares USAA MSCI Emerging Markets Value Momentum ETF Summary
The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time. The Index will rebalance quarterly.
Principal Risks of Investing in the Fund
The Fund’s investments are subject to the following principal risks:
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
Foreign Securities and Emerging Countries Risk — Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, and less economic, political, and social stability in the countries in which the Fund invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs), and other government restrictions by the United States or other governments; or problems in share registration, settlement, or custody also may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging countries. The securities markets of most emerging countries are less liquid, developed, and efficient; are subject to greater price volatility; have smaller market capitalizations; have more or less government regulation (including limitations on the available rights and remedies); may not be subject to as extensive and frequent accounting, financial, recordkeeping and other reporting requirements as the securities markets of more developed countries. Further, investment in securities of issuers located in certain emerging countries involves the risk of loss resulting from problems in share registration, settlement, foreign investment structures or custody and substantial economic, political, and social disruptions. These risks are not normally associated with investments in more developed countries.
Geographic Risk — To the extent the Index focuses its investments in issuers located in a particular country or region, the Fund is subject to greater risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region. For example, the Fund may be subject to greater risk of adverse securities markets, exchange rates, social, political, regulatory, economic, business, environmental or other developments, or natural disasters.
Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of
25

VictoryShares USAA MSCI Emerging Markets Value Momentum ETF Summary
reasons, including changes in interest rates; intervention (or the failure to intervene) by governments, central banks or supranational entities; the imposition of currency controls; or other political developments in the United States or abroad.
Depositary Receipts Risk — Foreign securities may trade in the form of depositary receipts, which include ADRs and GDRs (collectively “Depositary Receipts”). To the extent the Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, the Fund may not be aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts depends on the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted.
◼
Investments in Depositary Receipts may be less liquid and more volatile than the underlying securities in their primary trading market.
◼
If a Depositary Receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the Depositary Receipt and the underlying security.
◼
Holders of Depositary Receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action.
◼
The prices of Depositary Receipts may differ from the prices of securities upon which they are based.
◼
To the extent the Fund invests in Depositary Receipts based on securities included in the Index, such differences in prices may increase index tracking risk.
Mid-Capitalization and Small-Capitalization Company Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Value Risk — Value investing entails investing in securities that are inexpensive relative to other securities based on ratios such as price to earnings or price to book. There may be periods when value investing is out of favor, and during which the investment performance of a fund using a value strategy may suffer. In addition, value stocks are subject to the risk that their intrinsic value may never be realized in the market.
Index Risk — The Fund attempts to track the performance of the Index. The Fund’s performance will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not actively managed, unless a specific security is removed from the Index, the Fund generally will not sell a security because the security’s issuer was in financial trouble. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
Passive Investment Risk — The Fund is not actively managed, and the Adviser does not take defensive positions under any market conditions, including declining markets.
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Adviser can offer assurances that the Index’s
26

VictoryShares USAA MSCI Emerging Markets Value Momentum ETF Summary
calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.
Tracking Error Risk — The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.
Exchange-Traded Fund (“ETF”) Structure Risk — The Fund is structured as an ETF and as a result is subject to special risks, including:
◼
Not Individually Redeemable — The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, you may redeem your shares by selling them on the secondary market at prevailing market prices.
◼
Trading Issues — Trading in shares on the exchange operated by NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to differences between the market price of the shares and the underlying value of those shares.
◼
Market Price Variance Risk — The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV.
◼
International Closed Market Trading Risk — Many of the Fund’s underlying securities trade on foreign exchanges that are closed when the Exchange is open; consequently, events may transpire while such foreign exchanges are closed but the Exchange is open that may change the value of such underlying securities relative to their last quoted prices on such foreign exchanges.
◼
Authorized Participants Concentration Risk — A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV.
◼
Intraday Indicative Value (“IIV”) Risk — The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of securities (“Deposit Securities”) every 15 seconds (the “intraday indicative value” or “IIV”). The IIV is not a real-time update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. The IIV calculations are based on local market
27

VictoryShares USAA MSCI Emerging Markets Value Momentum ETF Summary
prices and may not reflect events that occur subsequent to the local market’s close which could affect premiums and discounts between the IIV and the market price of the shares. In addition, the IIV is based on the published Deposit Securities and not on the Fund’s actual holdings.
◼
Tax-Efficiency Risk — Redemptions of shares may be effected for cash, rather than in kind, which means that the Fund may need to sell portfolio securities in order to complete an in-cash redemption, and may recognize net gains on these sales. As a result, investments in the shares may be less tax-efficient than investments in ETFs that redeem solely or principally in kind, and the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
Sampling Risk — The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer or a small number of issuers of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Momentum Risk — Momentum investing entails investing more in securities that exhibit persistence in relative performance evidenced by better recent price performance compared to other securities. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.
Large Shareholder Risk — Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Concentration Risk — In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund also can be expected to concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. If the Index is not concentrated in a particular industry or sector, the Fund will not concentrate in a particular industry or sector.
Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the investments in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the investments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes, and may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.
Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.
28

VictoryShares USAA MSCI Emerging Markets Value Momentum ETF Summary
Derivatives Risk — Derivatives, including futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage, and liquidity risks. Derivatives may create leverage and expose the Fund to additional levels of risk, including greater losses from investments and increased volatility, than would otherwise have been the case had the Fund not engaged in the activities that created the leverage. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that the Fund may sustain a loss as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns over the same period to one or more broad measures of market performance. We assume reinvestment of dividends and distributions.
Performance information for the Fund prior to July 1, 2019 reflects the historical performance of the USAA MSCI Emerging Markets Value Momentum Blend Index ETF, a series of USAA ETF Trust (the predecessor to the Fund managed by USAA Asset Management Company) (the “Predecessor Fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund.
Updated performance information is available on the Fund’s website at VictorySharesLiterature.com.
29

VictoryShares USAA MSCI Emerging Markets Value Momentum ETF Summary
Calendar Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	18.26%	December 31, 2020
Lowest Quarter	-26.27%	March 31, 2020

Year-to-date return	10.18%	September 30, 2021

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	Life of Fund
FUND
Before Taxes	4.42%	-0.33%[1]
After Taxes on Distributions	3.81%	-0.91%[1]
After Taxes on Distributions and Sale of Fund Shares	2.94%	-0.27%[1]
Indices
MSCI Emerging Markets (Net) Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.	18.31%	7.22%
MSCI Emerging Markets Select Value Momentum Blend Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.	5.30%	0.39%
1
Inception date is October 24, 2017.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
30

VictoryShares USAA MSCI Emerging Markets Value Momentum ETF Summary
Management of the Fund
Investment Adviser
The Adviser serves as the Fund’s investment adviser. The portfolio managers jointly and primarily responsible for day-to-day management of the Fund are members of the Adviser’s Victory Solutions platform, which oversees the Adviser's rules-based investment strategies.
Portfolio Managers
	Title	Tenure with the Fund
Mannik Dhillon, CFA	President, VictoryShares and Solutions	Since 2019
Lance Humphrey, CFA	Portfolio Manager, VictoryShares and Solutions	Since 2017
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares at NAV only in large blocks of 50,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities by Authorized Participants (“APs”) that have entered into agreements with the Fund’s distributor. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.
Shares of the Fund are listed for trading on the Exchange. Individual shares may only be purchased and sold in the secondary market through a broker or dealer at a market price. Because shares of the Fund trade at market prices rather than NAV, shares may trade at a price that is greater than (a premium), at, or less than (a discount) NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
For recent information about the Fund, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, visit VictorySharesLiterature.com.
Tax Information
The Fund’s distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of shares may result in capital gain or loss.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through an account maintained by a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
31

Additional Fund Information

The VictoryShares USAA MSCI USA Value Momentum ETF (“US Fund”), VictoryShares USAA MSCI USA Small Cap Value Momentum ETF (“US Small Cap Fund”), VictoryShares USAA MSCI International Value Momentum ETF (“International Fund”) and VictoryShares USAA MSCI Emerging Markets Value Momentum ETF (“Emerging Markets Fund”) are each organized as an exchange-traded fund (“ETF”), each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are sometimes referred to in this Prospectus as the “VictoryShares ETFs,” “Victory Funds”, or, more simply, the “Funds.”
The International Fund and Emerging Markets Fund are collectively referred to in this Prospectus as the “International Funds.”
This section describes additional information about the principal investment strategies that the Funds will use under normal market conditions to pursue their investment objectives, as well as any secondary strategies the Funds may use, and the related risks. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that the Adviser may use in managing the Funds. The Funds’ Statement of Additional Information (“SAI”) includes more information about the Funds, their investments, and the related risks.
Information about each Fund’s principal investment strategies is provided in the relevant summary section for each Fund. Below is additional information, describing in greater detail the principal investment strategies, including the practices and methodologies that the Adviser utilizes in pursuing a Fund’s investment objective and principal investment strategies, as well as each Fund’s principal investment risks.
In managing the Funds, the Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Under normal market conditions, each Fund pursues its investment objective by seeking to track the price and yield performance, before fees and expenses, of a particular index maintained by the Index Provider (each an “Index”). The Funds do not try to outperform their Indexes.
The Adviser expects that, over time, the correlation between a Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Index, and there can be no guarantee that a Fund will achieve a high degree of correlation. The Adviser monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maintain liquidity.
For cash management purposes, each Fund is permitted to hold all or a portion of its assets in cash, index futures, short-term money market instruments or shares of other investment companies, including money market funds. To the extent that it does so, the Fund may not benefit from any upswing in the market and may fail to meet its investment objective.
Each Fund’s investment objective and policy to invest at least 80% of its assets in debt securities and in derivatives and other instruments that have economic characteristics similar to such securities is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon at least 60 days’ written notice to shareholders. For purposes of a Fund’s 80% investment policy, “assets” means the Fund’s net assets plus the amount of any borrowings for investment purposes, exclusive of collateral held from securities lending. Any derivatives counted towards the Fund’s 80% policy will be valued at market value.
The Index Provider for the Indexes underlying the International Funds determines whether an issuer is located in a particular country by reference to the Index methodology. In general, the Index Provider determines the country classification of a company by the company’s country of incorporation and the primary listing of its securities. If these countries are different, the Index Provider performs additional analysis to determine the company’s country classification. The Index Provider considers a set of
32

Additional Fund Information

criteria, including: (1) the security’s secondary listings if any; (2) the geographic distribution of the company’s shareholder base; (3) the location of its headquarters; (4) the geographic distribution of its operations (in terms of assets and revenues); (5) the company’s history, and (6) the country in which investors consider the company to be most appropriately classified.
Investments

Additional Fund Strategies. The Adviser may use several types of investments and investment techniques in pursuing the Funds' overall investment objectives. The following describes the types of securities the Adviser may purchase or the investment techniques the Adviser may employ but which the Adviser does not consider to be a part of a Fund's principal investment strategy. Additional types of securities and strategies that the Funds may utilize are included in the Funds' SAI.
Securities Lending
To enhance the return on its portfolio, a Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board of Trustees. Each loan will be secured continuously by collateral in the form of cash, securities issued by the U.S. government or its agencies or instrumentalities.
Investment Companies
A Fund may invest in securities of other investment companies, including ETFs, if those companies invest in securities consistent with the Fund's investment objective and policies.
33

Risk Factors

The following describes the principal risks that you may assume as an investor in a Fund. These risks could adversely affect the net asset value, total return and the value of a Fund and your investment. The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in each Fund’s Fund Summary section of its Prospectus.
There is no assurance that a Fund will achieve its investment objective. Each Fund’s share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Funds. A Fund, by itself, is not intended to be a complete investment program.
Risk Factor	US Fund	US Small Cap Fund	International Fund	Emerging Markets Fund
Calculation Methodology Risk	X	X	X	X
Concentration Risk	X	X	X	X
Derivatives Risk	X	X	X	X
Equity Securities Risk	X	X	X	X
Emerging Markets Risk				X
ETF Structure Risk	X	X	X	X
Foreign Securities Risk			X	X
Index Risk	X	X	X	X
Large-Capitalization Company Risk	X		X	X
Large Shareholders Risk	X	X	X	X
Liquidity Risk	X	X	X	X
Mid-Capitalization Company Risk	X	X	X	X
Momentum Risk	X	X	X	X
Rebalancing Risk	X	X	X	X
Regulatory Risk	X	X	X	X
Sampling Risk			X	X
Small-Capitalization Company Risk		X	X	X
Stock Market Risk	X	X	X	X
Tracking Error Risk	X	X	X	X
Valuation Risk	X	X	X	X
Value Risk	X	X	X	X
Calculation Methodology Risk — A Fund’s index relies on various sources of information to assess the criteria of issuers included in the index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Adviser can offer assurances that an index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the index. Errors in index data, index computations or the construction of the index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on a Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause an index to vary from its normal or expected composition.
Concentration and Sector Risk — In following its methodology, a Fund’s index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that an index concentrates in the securities of issuers in a particular industry or sector, a Fund also can be expected to concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. If an index is not concentrated in a particular industry or sector, a Fund will not concentrate in a particular industry or sector.
34

Risk Factors

Derivatives Risk — The use of index futures contracts are subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail exposure to counterparty risk, the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets or indices. A Fund covers its exposure to certain derivative contracts by segregating or designating liquid assets on its records sufficient to satisfy current payment obligations, which may expose the Fund to the market through both the underlying assets subject to the contract and the assets used as cover. The use of derivatives could expose a Fund to the effects of leverage causing the Fund to lose more money than it invested. There is no guarantee that derivatives activities will be employed or that they will work, and their use could lower returns or even result in losses to a Fund. Derivatives also may be harder to value, less tax-efficient, and subject to changing government regulation that could impact a Fund’s ability to use certain derivatives or their cost. The use of derivatives could expose a Fund to the effects of leverage causing the Fund to lose more money than it invested. There is no guarantee that derivatives activities will be employed or that they will work, and their use could lower returns or even result in losses to the Fund. Derivatives also may be harder to value, less tax-efficient, and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost.
Equity Securities Risk — The market prices of equity securities, which may include common stocks and other stock-related securities such as preferred stocks, convertible securities and rights and warrants, may fluctuate, sometimes rapidly or unpredictably. A Fund may continue to accept new subscriptions and to make additional investments in equity securities even under general market conditions that a Fund’s investment team views as unfavorable for equity securities. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services or due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Unlike debt securities, which have preference to a company’s assets in case of liquidation, common stock, are entitled to the residual value after the company meets its other obligations. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities may gain or lose value due to changes in the issuer’s operating results, financial condition, credit rating and changes in interest rates and other general economic, industry and market conditions.
Emerging-Markets Risk — Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that generally are less economically diverse and mature than those in the United States, and to political systems that may be less stable. Investments in emerging markets may be subject to the risk of abrupt and severe price declines and their financial markets often lack liquidity. In addition, emerging- market countries may be more likely than developed countries to experience rapid and significant adverse developments in their political or economic structures. Emerging-market economies also may be overly reliant on particular industries, and more vulnerable to shifts in international trade, trade barriers, and other protectionist or retaliatory measures. Governments in many emerging-market countries participate to a significant degree in their economies and securities markets. Some emerging-market countries restrict foreign investments, impose high withholding or other taxes on foreign investments, impose restrictive exchange control regulations, or may nationalize or expropriate the assets of private companies. Emerging-market countries also may be subject to high inflation and rapid currency devaluations and currency-hedging techniques may be unavailable in certain emerging-market countries.
35

Risk Factors

Exchange-Traded Fund (“ETF”) Structure Risk — Each Fund is structured as an ETF, and as a result, is subject to special risks, including:
◼
Not Individually Redeemable — Shares are not individually redeemable and may be redeemed by a Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, you may redeem your shares by selling them on the secondary market at prevailing market prices.
◼
Trading Issues — Although the shares are listed on the Exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained by market makers or Authorized Participants, particularly in times of stressed market conditions. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to differences between the market price of the shares and the underlying value of those shares.
◼
Market Price Variance Risk — Individual shares of a Fund that are listed for trading on the Exchange can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. There may be times when the market price and the NAV vary significantly, and you may pay more than NAV when buying shares on the secondary market (a premium), and you may receive less than NAV when you sell those shares (a discount). The market price of shares, like the price of any exchange-traded security, includes a bid-ask spread charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that shares may trade at a discount to NAV and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. A Fund’s investment results are measured based upon the daily NAV of a Fund over a period of time. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with a Fund.
◼
International Closed Market Trading Risk — A Fund’s underlying securities may trade on foreign exchanges that are closed when the Exchange is open; consequently, events may transpire while such foreign exchanges are closed but the Exchange is open that may change the value of such underlying securities relative to their last quoted prices on such foreign exchanges. Because a Fund generally relies on the last quoted prices for such securities when calculating its NAV, such events may cause shares to trade at a premium or discount to NAV.
◼
Authorized Participants Concentration Risk — A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for a Fund. In addition, there is no obligation for market makers to make a market in a Fund’s shares or for Authorized Participants to submit purchase or redemption orders for Creation Units. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV.
◼
Intraday Indicative Value (“IIV”) Risk — The Exchange intends to disseminate the approximate per share value of a Fund’s published basket of securities (Deposit Securities) every 15 seconds (the “intraday indicative value” or “IIV”). The IIV is not a real-time update of the NAV per share of a Fund because the IIV may not be calculated in the same manner as the
36

Risk Factors

NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. For securities traded outside of the U.S., the IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close which could affect premiums and discounts between the IIV and the market price of a Fund’s shares. In addition, the IIV is based on the published Deposit Securities and not on a Fund’s actual holdings. A Fund, the Adviser and their affiliates are not involved in, or responsible for, any aspect of the calculation or dissemination of the IIV and make no warranty as to the accuracy of these calculations.
Foreign Investing Risk — Foreign investing risk is the possibility that the value of a Fund’s investments in foreign securities will decrease because of currency exchange-rate fluctuations; foreign market illiquidity; emerging-market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; less publicly available information about foreign issuers; difficulties in obtaining legal judgments; and foreign withholding taxes, among other challenges on non-U.S. investments. Foreign investing may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. Foreign investments may be more difficult to value than U.S. securities. Risks that require additional consideration are:
◼
Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates; intervention (or the failure to intervene) by governments, central banks or supranational entities; the imposition of currency controls; or other political developments in the United States or abroad.
◼
Depositary Receipts Risk — Foreign securities may trade in the form of depositary receipts, which include ADRs and GDRs (collectively Depositary Receipts). To the extent a Fund acquires Depositary Receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, a Fund may not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted.
◼
Political Risk — Political risk includes a greater potential for coups d’état, revolts, and expropriation by governmental organizations.
◼
European Economic Risk — On January 31, 2020, the United Kingdom (“UK”) left the European Union (“EU”), commonly referred to as “Brexit.” The impact of Brexit is so far uncertain. The effect on the UK’s economy will likely depend on the ongoing nature of trade relations with the EU. Brexit may cause increased volatility and may have a significant adverse impact for some time on business activity, world financial markets, international trade agreements, the UK and European economies and the broader global economy.
Index Risk — Each Fund attempts to track the performance of a specific index. An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance of a particular market. Each Fund will be negatively affected by general
37

Risk Factors

declines in the securities and asset classes represented in the Index. In addition, because the Fund is not “actively” managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Each Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. Additionally, each Fund typically will not match the performance of its index because the performance of its Index does not factor in the costs of buying, selling, and holding stocks or other operating expenses and costs of the Fund.
Large Capitalization Stock Risk — Large capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Large capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions. For these and other reasons, a fund that invests in large capitalization companies may underperform other stock funds (such as funds that focus on the stocks of small and medium capitalization companies) when stocks of large capitalization companies are out of favor.
Large Shareholder Risk — A Fund, like all investment companies, pools the investments of many investors. Actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. For example, significant levels of new investments in a Fund by shareholders may cause the Fund to have more cash than would otherwise be the case, which might have a positive or negative impact on Fund performance. Similarly, redemption activity might cause a Fund to sell portfolio securities, which may increase transaction costs and might generate a capital gain or loss, or cause it to borrow funds on a short-term basis to cover redemptions, which would cause the Fund to incur costs that, in effect, would be borne by all shareholders and not just the redeeming shareholders. Shareholder purchase and redemption activity also may affect the per share amount of a Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an Affiliated Fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in a Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Liquidity Risk — Certain securities held by a Fund may be difficult (or impossible) to buy or sell at the time and at the price the Fund would like due to a variety of factors, including general market conditions, the perceived financial strength of the issuer, specific restrictions on resale of the securities, infrequent trading, or lack of market participants. Liquidity is a general investment risk that potentially could impact any security, but funds that invest in privately placed securities, certain small-company securities, high-yield bonds, certain mortgage-backed or asset-backed securities, foreign or emerging market securities, derivatives, or other structured investments, which all have experienced periods of illiquidity, generally are subject to greater liquidity risk than funds that do not invest in these types of securities. In addition, reduced liquidity could impact the Fund’s performance negatively.
Mid-Capitalization Stock Risk — Investments in mid-capitalization companies involve greater risks than those associated with larger, more established companies. Stock prices of mid-capitalization companies may be more volatile than those of large-capitalization companies, and, therefore, a Fund’s share price may be more volatile than that of funds that invest a larger percentage of their assets in stocks issued by large-capitalization companies. Stock prices of mid-capitalization companies are also more vulnerable than those of large-capitalization companies to adverse business or economic developments, and the stocks of mid-capitalization companies may be less liquid than those of
38

Risk Factors

large-capitalization companies, making it more difficult for a Fund to buy and sell shares of mid-capitalization companies. In addition, mid-capitalization companies generally have less diverse product lines than large-capitalization companies and are more susceptible to adverse developments related to their products.
Momentum Risk — Momentum investing entails investing more in securities that exhibit persistence in relative performance evidenced by better recent price performance compared to other securities. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.
Rebalancing Risk — In purchasing and selling securities to rebalance its portfolio, a Fund will pay more in brokerage commissions than it would without a rebalancing policy. As a result of the need to rebalance, a Fund also has less flexibility in the timing of purchases and sales of securities than it would otherwise, and the rebalancing may result in high portfolio turnover. While we will attempt to minimize any adverse impact to a Fund or its shareholders, the Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a rebalancing policy.
Regulatory Risk — Each Fund is subject to regulatory risk, which is the risk that legislative, regulatory, or tax policies or developments may have an adverse impact on the value of the Fund’s investments and the Fund’s NAV.
Sampling Risk — The Fund’s use of a representative sampling strategy could result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer or a small number of issuers of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Small-Capitalization Company Risk — Investments in small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, making it difficult for a Fund to buy and sell them at the time and price desired, and these issuers often face greater business risks. Small-capitalization companies typically are less financially stable than larger, more established companies, and may depend on a small number of key personnel, making them vulnerable to loss of personnel. These companies also generally have less diverse product lines than larger capitalization companies and are more susceptible to adverse developments related to their products.
Stock Market Risk — Stock market risk refers to the fact that stock (equity securities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. A slower-growth or recessionary economic environment could have an adverse effect on stock prices. Consequently, a broad-based market drop may also cause a stock’s price to fall. Portfolio securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, or due to factors affecting particular industries represented in the securities markets, such as competitive conditions. Changes in the financial condition of a single issuer can impact a market as a whole, and adverse market conditions may be prolonged and may not have the same impact on all types of securities. In addition, the markets may not favor a particular kind of security, including equity securities. Values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
39

Risk Factors

Market turmoil may be reflected in perceptions of economic uncertainty, price volatility in the equity and debt markets, and fluctuating trading liquidity. In response, governments may adopt a variety of fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and lower interest rates. These policies may not be successful and any unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. Market conditions and economic risks could have a significant effect on domestic and international economies and could add significantly to the risks of increased volatility and decreased liquidity for a Fund's portfolio.
◼
Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as the coronavirus (or COVID-19), may result in, among other things, closing borders, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may be short-term or may last for extended periods.
◼
Information Technology and Operational Risk — Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The information technology and other operational systems upon which a Fund’s service providers rely may be subject to cyber attack or other technological disruptions, and could otherwise disrupt the ability of these service providers to perform essential tasks for a Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.
Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of the Index. The performance of a Fund may diverge from that of its Index for a number of reasons, such as the use of representative sampling (if applicable), transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to the Index, tax considerations, rebalancing, or new or existing regulatory requirements. Unlike a Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. To the extent that a Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices (i.e., the value of the Index is not based on fair value prices), a Fund’s ability to track the Index may be adversely affected. For tax efficiency purposes, a Fund may sell certain securities to realize losses, which will result in a deviation from the Index.
Valuation Risk — The sale price a Fund could receive for a security may differ from a Fund’s valuation of the security and may differ from the value used by its index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. Because non-U.S. exchanges may be open on days when a Fund does not price its shares, the value of the securities or other assets in a Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the
40

Risk Factors

Fund’s shares. In addition, for purposes of calculating a Fund’s NAV, the value of assets denominated in non-U.S. currencies is converted into U.S. dollars using prevailing market rates on the date of valuation as quoted by one or more data service providers. This conversion may result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s index, which, in turn, could result in a difference between the Fund’s performance and the performance of its index. Authorized Participants who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. A Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.
Value Risk — Value investing entails investing in securities that are inexpensive relative to other securities based on ratios such as price to earnings or price to book. There may be periods when value investing is out of favor, and during which the investment performance of a fund using a value strategy may suffer. In addition, value stocks are subject to the risk that their intrinsic value may never be realized in the market.
Additional Risk Factors. The Adviser may use several types of investment strategies in pursuing the Fund's overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Funds. Additional risks are included in the Funds' SAI.
Securities Lending Risk — The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. These events could trigger adverse tax consequences for the Fund. In addition, each Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or the Funds’ securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.
Investment Company Risk — A Fund’s ability to achieve its investment objective may be directly related to the ability of the underlying any funds (including ETFs) held by the Fund to meet their investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Underlying investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
41

Organization and Management of the Funds

The Funds' Board of Trustees has the overall responsibility for overseeing the management of each Fund.
The Investment Adviser
The Adviser serves as the investment adviser to each of the Victory Funds pursuant to an investment management agreement. The Adviser oversees the operations of the Funds according to investment policies and procedures adopted by the Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission (“SEC”). As of September 30, 2021, the Adviser managed and advised assets totaling in excess of $159.8 billion for individual and institutional clients. The Adviser’s principal address is 15935 La Cantera Parkway, San Antonio, TX 78256.
The Adviser is a diversified global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. The Adviser’s Victory Solutions platform oversees its rules-based investment strategies and is responsible for the day-to-day investment management of each Fund.
Advisory fees to be paid annually, before waivers, are equal to the following:
Fund	Advisory Fee
US Fund	0.15%
US Small Cap Fund	0.15%
International Fund	0.25%
Emerging Markets Fund	0.30%
See “Fund Fees and Expenses” for information about any contractual agreement by the Adviser to waive fees and/or reimburse expenses with respect to a Fund. From time to time, the Adviser also may voluntarily waive fees and/or reimburse expenses in amounts exceeding those required to be waived or reimbursed under any contractual agreement that may be in place with respect to a Fund.
A discussion of the Board’s most recent considerations in approving the Advisory Agreement is included in each Fund’s semi-annual report for the period ended December 31.
Portfolio Management
Mannik Dhillon serves as President, VictoryShares and Solutions, for the Adviser. From 2015-2017, he served as the Adviser’s Head of Investment Solutions, Product, and Strategy. From 2010 to 2015, Mr. Dhillon served as a managing director and head of manager research with Wilshire Associates, where he evaluated asset managers and led strategic consulting engagements. Mr. Dhillon is a CFA and CAIA® charterholder.
Lance Humphrey is a Portfolio Manager for VictoryShares and Solutions and has co-managed the passive USAA ETFs (including their Predecessor Funds) since their inception in October 2017. Mr. Humphrey has 10 years of investment experience, nine of which were with USAA Asset Management Company (“AMCO”), which Victory Capital acquired in 2019. He received a B.A. in Finance from Texas State University. He holds the CFA designation and is a member of the CFA Society of San Antonio.
The Funds' SAI provides additional information about the portfolio managers' method of compensation, other accounts they manage and any ownership interests they may have in the Funds.
42

Investing with Victory

Share Price

The net asset value (“NAV”) of each Fund generally is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business. In the event of an emergency or other disruption in trading on the NYSE, a Fund’s NAV will be determined based upon the close of the NYSE. The NAV is computed by determining the aggregate market value of all assets of a Fund, less its liabilities, divided by the total number of shares outstanding (NAV = (assets-liabilities)/number of shares). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of a Fund, including management, administration, and distribution fees (if any), which are accrued daily. The determination of NAV for a Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by a Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.
Generally, the Funds' investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“Nasdaq”) National Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price. If market quotations are not readily available, investments will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.
A Fund may use independent pricing services to assist in calculating the value of the Fund’s securities or other assets. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for a Fund. In computing the NAV, a Fund values foreign securities held by a Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. The value of a Fund’s securities may change on days when shareholders are not able to purchase and redeem the Fund’s shares if the Fund has portfolio securities that primarily are traded in foreign markets that are open on weekends or other days when the Fund does not price its shares. If events materially affecting the value of a security in a Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before a Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Adviser may need to price the security using a Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short-term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other funds to determine NAV, or from the price that may be realized upon the actual sale of the security.
43

Share Price

With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies registered under the Investment Company Act of 1940, as amended (“1940 Act”), a Fund’s NAV is calculated based upon the NAVs of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.
Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term debt obligations with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.
Premium/Discount Information
Since investors will buy and sell shares of the Funds in secondary market transactions through brokers at market prices, the Funds' shares will trade at market prices. The market price of shares may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of shares of a Fund.
For recent information about a Fund, including a Fund’s NAV, market price, premiums and discounts, and bid ask spreads visit www.VictorySharesLiterature.com.
44

How to Buy and Sell Shares

Shares of each Fund will be listed for trading on the Exchange under the ticker symbols listed on the cover of this Prospectus. Share prices are reported in dollars and cents per share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and shares typically trade in blocks of less than a Creation Unit. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
When buying or selling shares through a broker, you will incur customary brokerage commissions and charges. The commission is often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell smaller amounts of shares. You may also pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The spread varies over time for shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if a Fund’s shares have more trading volume and market liquidity and higher if a Fund’s shares have little trading volume and market liquidity.
Only an Authorized Participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Funds' APs are institutions and large investors, such as market makers or other large broker-dealers, which have entered into a Participation Agreement with the Funds' distributor to undertake the responsibility of obtaining or selling the underlying assets needed to purchase or redeem, respectively, Creation Units of the Funds. APs may acquire shares directly from a Fund, and APs may tender their shares for redemption directly to a Fund, at NAV per share only in large blocks, or Creation Units, of 50,000 shares. Purchases and redemptions directly with a Fund must follow the Funds' procedures, which are described in the SAI.
The Funds may liquidate and terminate at any time without shareholder approval.
Share Trading Prices
The trading prices of a Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by market forces such as the supply of and demand for shares and shares of underlying investments held by the Fund, economic conditions and other factors. Information regarding the intraday indicative value (“IIV”) of a Fund will be disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund’s shares are primarily listed or by market data vendors or other information providers. The IIV is based on the current market value of the securities and/or cash included in a Fund’s published basket of securities. However, the IIV should not be viewed as a “real-time” update of the NAV per share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The IIV does not necessarily reflect the precise composition of the current portfolio of securities and instruments held by a Fund at a particular point in time or the best possible valuation of the current portfolio. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV may not reflect estimated accrued interest, dividends and other income, or Fund expenses. The IIV generally is determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities and instruments included in a Fund’s IIV basket. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the U.S. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value of the shares and the Funds do not make any warranty as to the accuracy of these values.
45

How to Buy and Sell Shares

Book Entry
Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Funds and is recognized as the owner of all shares for all purposes.
Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.
Frequent Purchases and Redemptions of Fund Shares
Each Fund’s shares can only be purchased and redeemed directly from a Fund by APs in Creation Units. Direct trading by APs is critical to ensuring that a Fund’s shares trade at or close to NAV. The cash to be contributed to (or received from) the Fund in connection with a Creation Unit generally is negligible compared to the total amount of the trade. A Fund with exposure to non-U.S. securities employs fair valuation pricing to minimize arbitrage opportunities that attempt to exploit the differences between a security’s market quotation and its fair value. In addition, the Funds impose transaction fees on purchases and redemptions of shares to cover the custodial and other costs incurred by the Funds in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund’s trading costs increase in those circumstances.
Trading of a Fund’s shares by individual shareholders occurs on the secondary market. Because the secondary market trades do not directly involve the Funds, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in a Fund’s trading costs and the realization of capital gains.
Given this structure, the Board has determined that it is not necessary to monitor for frequent in-kind purchases and redemptions of shares or market timing activity by the APs or on the shares’ secondary market.
Other Payments to Financial Intermediaries
If you purchase Fund shares through an investment professional, a broker dealer, or other financial intermediary, the Fund may pay for sub-transfer agent, recordkeeping and/or similar administrative services. In addition, Victory Capital (and its affiliates) may make substantial payments out of its own resources, including the profits from the advisory fees Victory Capital receives from the Funds, to affiliated and unaffiliated dealers or other investment professionals and service providers for distribution, administrative and/or shareholder servicing activities. Victory Capital also may reimburse the distributor (or the distributor’s affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or other investment professionals for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” In some circumstances, these types of payments may create an incentive for a dealer or investment professional or its representatives to recommend or offer shares of the Funds to its customers. You should ask your dealer or investment professional for more details about any such payments it receives.
46

Distribution and Service Plan

The Funds have adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.
No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.
Distributions and Taxes

Unlike interests in conventional mutual funds, which typically are bought and sold from and to a fund only at closing NAVs, each Fund’s shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on a Fund’s portfolio that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas the shares’ in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.
Ordinarily, dividends from net investment income, if any, are declared and paid monthly by each Fund. Each Fund distributes its net realized capital gains, if any, to shareholders annually.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.
As with any investment, you should consider how your investment in shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares.
Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:
◼
A Fund makes distributions,
◼
You sell your shares listed on the Exchange, and
◼
You purchase or redeem Creation Units.
Taxes on Distributions
As stated above, each Fund ordinarily declares and pays dividends from net investment income, if any, monthly, and net realized capital gains, if any, annually. The Funds may also pay a special distribution at the end of a calendar year to comply with U.S. federal tax requirements. Dividends from a Fund’s net long-term capital gains, if any, in excess of net short-term capital losses (capital gain dividends) that are properly designated as such are taxable to you as long-term capital gains (at the 20% maximum rate referred to above for non-corporate shareholders) regardless of how long you have held the Fund’s shares. Dividends from a Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income (other than qualified dividend income).
47

Distributions and Taxes

Dividends from a Fund’s qualified dividend income (i.e., dividends received on stock of most domestic and certain foreign corporations), if any, that are properly designated as such are taxable to non-corporate shareholders at long-term capital gain rates, provided that the Fund and the shareholder satisfy certain holding period and other requirements. A Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations, subject to similar restrictions.
In general, your distributions are subject to U.S. federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund (if that option is available). Distributions reinvested in additional shares of a Fund through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional shares to the same extent as if such distributions had been received in cash.
Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of (and in reduction of) your basis in the shares and any excess amount will be treated as capital gain.
If the NAV at the time a shareholder purchases shares of a Fund reflects undistributed net investment income, recognized net capital gain, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.
If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership, the Fund’s ordinary income dividends may be subject to a 30% U.S. withholding tax. See the section entitled “TAXES—Foreign Shareholders” in the SAI for details.
Taxes on Exchange-Listed Share Sales
Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses from sales of shares may be limited.
A nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership is generally exempt from U.S. federal income or withholding tax on gains realized on the sale or other disposition of shares of a Fund.
Taxes on Purchase and Redemption of Creation Units
An AP who exchanges securities for Creation Units generally will recognize gain or loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the AP’s aggregate basis in the securities surrendered plus any cash it pays. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the shares being redeemed and the value of the securities. The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.
Any capital gain or loss realized on the purchase or redemption of Creation Units will generally be treated as long-term capital gain or loss if the securities surrendered to purchase the Creation Units or the Creation Units, as applicable, have been held for more than one year and as short-term capital gain or loss if the securities surrendered or the Creation Units, as applicable, have been held for one year or less.
48

Distributions and Taxes

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. See “TAXES” in the SAI for a description of the requirement regarding basis determination methods applicable to share redemptions and the Fund’s obligation to report basis information to the Service.
Backup Withholding
By law, a Fund is required to withhold 24% of your distributions and proceeds if you have not provided the Fund with a correct Social Security number or other taxpayer identification number and in certain other situations.
Foreign Account Tax Compliance Act
Under the “Foreign Account Tax Compliance Act,” unless certain foreign entities comply with certain IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% U.S. withholding tax may apply to dividends paid by the Fund to such entities. See the section entitled “TAXES—Foreign Shareholders” in the SAI for details.
Dividends and interest received by a Fund and capital gains recognized by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.  You may be able to claim a credit or take a deduction for foreign taxes paid by a Fund if certain requirements are met.
The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the shares under all applicable tax laws.
Other Information

Investments by Investment Companies
Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Adviser or as permitted by any rules and regulations adopted under applicable law, including that such investment companies enter into an agreement with the Trust on behalf of the Funds.
Continuous Offering
The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the distributor, breaks them down into constituent shares and sells the shares directly to customers or if it chooses to couple the creation of a supply of new
49

Other Information

shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.
Dealers effecting transactions in the Funds' shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.
Portfolio Holdings Disclosure
A description of the Funds policies regarding disclosure of the securities in each Fund’s portfolio is found in the Statement of Additional Information. Each Fund’s portfolio is disclosed daily on the Funds' website at www.VictorySharesLiterature.com. Shareholders may also request portfolio holdings schedules at no charge by calling toll free 1-866-376-7890.
Shareholder Communications
In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 1-866-376-7890, and they will be delivered promptly.
While this Prospectus and the SAI of the Trust describe pertinent information about the Trust and each Fund, neither this Prospectus nor the SAI represents a contract between the Trust or a Fund and any shareholder.
Other Disclosures
Victory Capital means Victory Capital Management Inc., the investment adviser of the VictoryShares ETFs. VictoryShares ETFs are distributed by Foreside Fund Services, LLC (Foreside). Foreside is a member of FINRA. Victory Capital is not affiliated with Foreside. USAA is not affiliated with Foreside or Victory Capital. USAA and the USAA logos are registered trademarks and the USAA Investments logo is a trademark of United Services Automobile Association and is being used by Victory Capital and its affiliates under license.
50

Financial Highlights

The following financial highlights tables are intended to help you understand each Fund’s financial performance since inception. Certain information reflects financial results for a single share of a Fund. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all income dividends and capital gain distributions).
For periods ending prior to August 31, 2019, the Funds’ financial highlights include historical information of each Fund’s Predecessor Fund, which were series of USAA ETF Trust and managed by USAA Asset Management Company.
The information presented for the periods ended on or after August 31, 2019 has been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in each Fund’s annual report, which is available by calling the Funds at 866-376-7890 and at VictorySharesLiterature.com. The information for all periods prior to August 31, 2019 has been audited by a different independent registered public accounting firm.
51

USAA MSCI USA Value Momentum ETF
	Year Ended 6/30/21	Ten Months Ended 6/30/20(a)	Year Ended 8/31/19	10/24/17(b) through 8/31/18
Net Asset Value, Beginning of Period	$45.30	$50.37	$53.85	$50.19
Investment Activities
Net Investment Income (Loss)(c)	0.81	0.72	1.00	0.78
Net Realized and Unrealized Gains (Losses) on Investments	20.32	(4.85)(d)	(3.59)	3.34
Total from Investment Activities	21.13	(4.13)	(2.59)	4.12
Distributions to Shareholders From
Net Investment Income	(0.77)	(0.94)	(0.89)	(0.46)
Total Distributions	(0.77)	(0.94)	(0.89)	(0.46)
Net Asset Value, End of Period	$65.66	$45.30	$50.37	$53.85
Total Return(e)	47.02%	(8.31)%	(4.79)%	8.23%
Ratios to Average Net Assets
Net Expenses(f)	0.20%	0.20%	0.20%	0.20%
Net Investment Income (Loss)(f)	1.47%	1.80%	2.00%	1.76%
Gross Expenses(f)	0.27%	0.28%	0.25%	0.25%
Supplemental Data
Net Assets, End of Period (000's)	$443,213	$464,347	$468,445	$398,504
Portfolio Turnover(e)(g)	76%	66%	87%	84%
(a)
The Fund’s fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b)
Commencement of operations.
(c)
Per share net investment income (loss) has been calculated using the average daily shares method.
(d)
The amount shown reflects a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(e)
Not annualized for periods less than one year.
(f)
Annualized for periods less than one year.
(g)
Excludes impact of in-kind transactions.
52

USAA MSCI USA Small Cap Value Momentum ETF
	Year Ended 6/30/21	Ten Months Ended 6/30/20(a)	Year Ended 8/31/19	10/24/17(b) through 8/31/18
Net Asset Value, Beginning of Period	$45.57	$49.54	$57.21	$50.13
Investment Activities
Net Investment Income (Loss)(c)	0.52	0.60	1.00	0.57
Net Realized and Unrealized Gains (Losses) on Investments	26.84	(3.74)	(7.86)	6.81
Total from Investment Activities	27.36	(3.14)	(6.86)	7.38
Distributions to Shareholders From
Net Investment Income	(0.73)	(0.83)	(0.81)	(0.30)
Total Distributions	(0.73)	(0.83)	(0.81)	(0.30)
Net Asset Value, End of Period	$72.20	$45.57	$49.54	$57.21
Total Return(d)	60.47%	(6.44)%	(11.99)%	14.80%
Ratios to Average Net Assets
Net Expenses(e)	0.24%(f)	0.25%	0.25%	0.25%
Net Investment Income (Loss)(e)	0.87%	1.53%	1.98%	1.25%
Gross Expenses(e)	0.28%	0.31%	0.30%	0.30%
Supplemental Data
Net Assets, End of Period (000's)	$299,631	$239,247	$101,564	$71,517
Portfolio Turnover(d)(g)	78%	70%	88%	81%
(a)
The Fund’s fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b)
Commencement of operations.
(c)
Per share net investment income (loss) has been calculated using the average daily shares method.
(d)
Not annualized for periods less than one year.
(e)
Annualized for periods less than one year.
(f)
Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap. (See note 4 in the Notes to Financial Statements).
(g)
Excludes impact of in-kind transactions.
53

USAA MSCI International Value Momentum ETF
	Year Ended 6/30/21	Ten Months Ended 6/30/20(a)	Year Ended 8/31/19	10/24/17(b) through 8/31/18
Net Asset Value, Beginning of Period	$38.42	$43.16	$48.10	$50.08
Investment Activities
Net Investment Income (Loss)(c)	1.28	0.83	1.30	1.34
Net Realized and Unrealized Gains (Losses) on Investments	11.17	(4.35)	(4.99)	(2.64)
Total from Investment Activities	12.45	(3.52)	(3.69)	(1.30)
Distributions to Shareholders From
Net Investment Income	(1.23)	(1.22)	(1.25)	(0.68)
Total Distributions	(1.23)	(1.22)	(1.25)	(0.68)
Net Asset Value, End of Period	$49.64	$38.42	$43.16	$48.10
Total Return(d)	32.66%	(8.39)%	(7.70)%	(2.64)%
Ratios to Average Net Assets
Net Expenses(e)	0.35%	0.35%	0.35%	0.35%
Net Investment Income (Loss)(e)	2.86%	2.41%	2.90%	3.12%
Gross Expenses(e)	0.42%	0.41%	0.40%	0.40%
Supplemental Data
Net Assets, End of Period (000's)	$357,380	$315,004	$323,693	$307,836
Portfolio Turnover(d)(f)	90%	62%	87%	65%
(a)
The Fund’s fiscal year-end changed from August 31 to June 30, effective September 1, 2019
(b)
Commencement of operations.
(c)
Per share net investment income (loss) has been calculated using the average daily shares method.
(d)
Not annualized for periods less than one year.
(e)
Annualized for periods less than one year.
(f)
Excludes impact of in-kind transactions.
54

USAA MSCI Emerging Markets Value Momentum ETF
	Year Ended 6/30/21	Ten Months Ended 6/30/20(a)	Year Ended 8/31/19	10/24/17(b) through 8/31/18
Net Asset Value, Beginning of Period	$37.91	$41.23	$45.58	$49.95
Investment Activities
Net Investment Income (Loss)(c)	1.36	0.73	1.31	1.17
Net Realized and Unrealized Gains (Losses) on Investments	14.10	(2.85)	(4.73)	(5.10)
Total from Investment Activities	15.46	(2.12)	(3.42)	(3.93)
Distributions to Shareholders From
Net Investment Income	(1.29)	(1.20)	(0.93)	(0.44)
Total Distributions	(1.29)	(1.20)	(0.93)	(0.44)
Net Asset Value, End of Period	$52.08	$37.91	$41.23	$45.58
Total Return(d)	41.48%	(5.47)%	(7.62)%	(7.95)%
Ratios to Average Net Assets
Net Expenses(e)	0.45%	0.45%	0.45%	0.45%
Net Investment Income (Loss)(e)	2.98%	2.18%	3.00%	2.77%
Gross Expenses(e)	0.56%	0.57%	0.50%	0.50%
Supplemental Data
Net Assets, End of Period (000's)	$265,591	$164,892	$169,051	$154,974
Portfolio Turnover(d)(f)	95%	51%	67%	58%
(a)
The Fund’s fiscal year-end changed from August 31 to June 30, effective September 1, 2019
(b)
Commencement of operations.
(c)
Per share net investment income (loss) has been calculated using the average daily shares method.
(d)
Not annualized for periods less than one year.
(e)
Annualized for periods less than one year.
(f)
Excludes impact of in-kind transactions.
55

Appendix

Index Provider
MSCI is a provider of investment decision support tools to investors globally. MSCI products and services include indices, portfolio risk and performance analytics, and governance tools. MSCI is not affiliated with the Funds or any of its respective affiliates.
THESE FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE ADVISER. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF ANY FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THESE FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THESE FUNDS OR THE ISSUER OR OWNERS OF THESE FUNDS OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THESE FUNDS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THESE FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THESE FUNDS ARE REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THESE FUNDS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THESE FUNDS.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARITES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
56

4900 Tiedeman Road, 4th Floor
Brooklyn, OH 44144
Statement of Additional Information (SAI): The SAI contains more information about the Funds’ operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you do not request a copy.
Annual and Semi-annual Reports: Annual and semi-annual reports contain more information about the Funds’ investments and the market conditions and investment strategies that significantly affected the Funds’ performance during the most recent fiscal period.
How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Funds or your accounts, online at VictorySharesLiterature.com, by contacting the Funds at the following address or telephone number, or by contacting your financial intermediary.
By telephone:
Call VictoryShares at
866-376-7890
By mail:
VictoryShares
4900 Tiedeman Road, 4th Floor
Brooklyn, OH 44144
You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC) on the SEC’s Edgar database at http://www.sec.gov, or after paying a duplicating fee, by electronic request sent to the following e-mail address: publicinfo@sec.gov.
Investment Company Act File Number 811-22696
VS-MSCIETF-PRO (11/21)

November 1, 2021
Prospectus
VictoryShares USAA Core Short-Term Bond ETF (USTB)
VictoryShares USAA Core Intermediate-Term Bond ETF (UITB)
Victory Capital means Victory Capital Management Inc., the investment manager of the VictoryShares USAA ETFs. VictoryShares USAA ETFs are distributed by Foreside Fund Services, LLC (Foreside), a broker dealer registered with FINRA and an entity that is not an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA is not affiliated with Foreside. USAA and the USAA logos are registered trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.
Listed and traded on:
NYSE Arca, Inc
The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
VictorySharesLiterature.com
866-376-7890

VictoryShares USAA Core Short-Term Bond ETF Summary
Investment Objective
The VictoryShares USAA Core Short-Term Bond ETF (the “Fund”) seeks high current income consistent with preservation of principal.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Other Expenses	0.12%
Total Annual Fund Operating Expenses[1]	0.37%
Fee Waiver/Expense Reimbursement	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.35%
1
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2022 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.35%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$36	$117	$206	$466
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.
1

VictoryShares USAA Core Short-Term Bond ETF Summary
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in debt securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund primarily invests in securities that have a dollar-weighted average portfolio maturity of three years or less. The debt securities in which the Fund typically invests include a mix of government obligations (including U.S., state, and local governments, their agencies and instrumentalities); mortgage- and asset-backed securities (including collateralized debt obligations and collateralized mortgage obligations); corporate debt securities; and other securities believed to have debt-like characteristics. The Fund will invest primarily in investment-grade securities, but may invest up to 20% of its net assets in below-investment-grade securities, which sometimes are referred to as high-yield securities or “junk” bonds.
The Fund may invest up to 20% of its net assets in foreign debt securities, including non-U.S. dollar-denominated securities and securities of companies in emerging market countries (i.e., those that are in the early stages of their industrial cycles). The Fund also may invest in securities not considered foreign securities that carry foreign credit exposure.
The Fund may use futures, including U.S. Treasury futures, to manage duration, increase or decrease its exposure to changing security prices or other factors that affect security values, enhance income, hedge against certain risks, or keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to a market.
Principal Risks of Investing in the Fund
The Fund’s investments are subject to the following principal risks:
Debt Securities or Bond Risk — The Fund is subject to the risk that the market value of the bonds in the Fund’s portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices typically fall; conversely, when interest rates fall, bond prices typically rise. The price volatility of a bond also depends on its duration, which is a measure of a bond’s sensitivity to a change in interest rates. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The Fund faces a heightened level of interest rate risk under current conditions because interest rates are at near historically low levels. Should the U.S. Federal Reserve raise interest rates, the Fund may be subject to risks associated with rising interest rates. The fixed-income securities in the Fund’s portfolio also are subject to credit risk, which is the possibility that an issuer of a fixed-income security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return.
High-Yield Bond Risk — Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater credit and liquidity risk than investment-grade securities. Their prices also may be more volatile, especially during economic downturns and financial setbacks or liquidity events. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments. These securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer’s continuing ability to pay principal and interest, and they carry a greater risk that the issuer of such securities will default on the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. The creditworthiness of issuers of these securities may be more complex to analyze than that of issuers of investment-grade debt securities, and the overreliance on credit ratings may present additional risks.
2

VictoryShares USAA Core Short-Term Bond ETF Summary
Asset-Backed and Mortgage-Backed Securities Risk — Mortgage- and asset-backed securities (“MBS” or “ABS,” respectively) differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. MBS and ABS are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier than expected due to changes in prepayment rates on underlying loans. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. These securities also are subject to extension risk, which is the risk that the life of the ABS or MBS may be extended due to higher interest rates and lower prepayments. As a result, the value of the securities will decrease. The value of MBS can be impacted by factors affecting the housing market, and MBS also are subject to the risk of high default rates on the mortgages within the mortgage pool. The liquidity of non-agency or privately issued ABS or MBS securities, in particular those that are rated as non-investment grade, may change dramatically over time.
U.S. Government Sponsored Enterprises (“GSEs”) Risk — Securities issued by certain GSEs, such as MBS issued by the Government National Mortgage Association (“Ginnie Mae”), are backed by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the U.S. Treasury. Rather, they are supported by the credit of the issuing agency, instrumentality or corporation. However, these securities typically have indirect support from the U.S. government through an ability to borrow from the U.S. Treasury, and the U.S. government is authorized to purchase the GSE’s obligations. If a GSE defaults on its obligations, the Fund might not be able to recover its investment.
Foreign Securities Risk — Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, and less economic, political, and social stability in the countries in which the Fund invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs), and other government restrictions by the United States or other governments; or problems in share registration, settlement, or custody also may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.
Derivatives Risk — Derivatives, including futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage, and liquidity risks. Derivatives may create leverage and expose the Fund to additional levels of risk, including greater losses from investments and increased volatility, than would otherwise have been the case had the Fund not engaged in the activities that created the leverage. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that the Fund may sustain a loss as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.
Exchange-Traded Fund (“ETF”) Structure Risk — The Fund is structured as an ETF and as a result is subject to special risks, including:
◼
Not Individually Redeemable — The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, you may redeem your shares by selling them on the secondary market at prevailing market prices.
◼
Trading Issues — Trading in shares on the exchange operated by NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the
3

VictoryShares USAA Core Short-Term Bond ETF Summary
Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to differences between the market price of the shares and the underlying value of those shares.
◼
Market Price Variance Risk — The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV.
◼
International Closed Market Trading Risk — Many of the Fund’s underlying securities trade on foreign exchanges that are closed when the Exchange is open; consequently, events may transpire while such foreign exchanges are closed but the Exchange is open that may change the value of such underlying securities relative to their last quoted prices on such foreign exchanges.
◼
Authorized Participants Concentration Risk — A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV.
◼
Intraday Indicative Value (“IIV”) Risk — The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of securities (“Deposit Securities”) every 15 seconds (the “intraday indicative value” or “IIV”). The IIV is not a real-time update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close which could affect premiums and discounts between the IIV and the market price of the shares. In addition, the IIV is based on the published Deposit Securities and not on the Fund’s actual holdings.
◼
Tax-Efficiency Risk — Redemptions of shares may be effected for cash, rather than in kind, which means that the Fund may need to sell portfolio securities in order to complete an in-cash redemption, and may recognize net gains on these sales. As a result, investments in the shares may be less tax-efficient than investments in ETFs that redeem solely or principally in kind, and the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
Liquidity Risk — The Fund is subject to liquidity risk, which is the risk that the Fund’s investment may be difficult to purchase or sell and that an investment may not be sold or disposed of at an advantageous price or time.
Market Risk — Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective. Losing money is a risk of investing in the Fund. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments, and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets, or general investor sentiment. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
4

VictoryShares USAA Core Short-Term Bond ETF Summary
Large Shareholder Risk — Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Regulatory Risk — The Fund is subject to regulatory risk, which is the risk that legislative, regulatory, or tax policies or developments may have an adverse impact on the value of the Fund’s investments and the Fund’s NAV.
Management Risk — The Fund is actively managed. The Adviser’s judgments about a particular security, markets, or investment strategy may prove to be incorrect and may cause the Fund to incur losses. There can be no assurance that the Adviser’s investment techniques and decisions will produce the desired results.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns over the same period to one or more broad measures of market performance. We assume reinvestment of dividends and distributions.
Performance information for the Fund prior to July 1, 2019 reflects the historical performance of the USAA Core Short-Term Bond ETF, a series of USAA ETF Trust (the predecessor to the Fund managed by USAA Asset Management Company) (the “Predecessor Fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund.
Updated performance information is available on the Fund’s website at VictorySharesLiterature.com.
5

VictoryShares USAA Core Short-Term Bond ETF Summary
Calendar Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	4.84%	June 30, 2020
Lowest Quarter	-2.25%	March 31, 2020

Year-to-date return	1.11%	September 30, 2021

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	Life of Fund
FUND
Before Taxes	5.14%	3.63%[1]
After Taxes on Distributions	4.06%	2.59%[1]
After Taxes on Distributions and Sale of Fund Shares	3.06%	2.33%[1]
Index
Bloomberg Barclays 1-3 Year Credit Index reflects no deduction for fees, expenses or taxes.	3.69%	3.19%
1
Inception date is October 24, 2017.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
6

VictoryShares USAA Core Short-Term Bond ETF Summary
Management of the Fund
Investment Adviser
The Adviser serves as the Fund’s investment adviser. The portfolio managers jointly and primarily responsible for day-to-day management of the Fund are members of the Adviser’s USAA® Investments, a Victory Capital Investment Franchise.
Portfolio Managers
	Title	Tenure with the Fund
Brian W. Smith, CFA	Senior Portfolio Manager	Since 2017
Julianne Bass, CFA	Senior Portfolio Manager	Since 2017
John Spear, CFA	Senior Portfolio Manager	Since 2017
Kurt Daum, J.D.	Senior Portfolio Manager	Since 2017
James F. Jackson Jr., CFA	Senior Portfolio Manager	Since 2019
R. Neal Graves, CFA, CPA	Senior Portfolio Manager	Since 2019
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares at NAV only in large blocks of 50,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities by Authorized Participants (“APs”) that have entered into agreements with the Fund’s distributor. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.
Shares of the Fund are listed for trading on the Exchange. Individual shares may only be purchased and sold in the secondary market through a broker or dealer at a market price. Because shares of the Fund trade at market prices rather than NAV, shares may trade at a price that is greater than (a premium), at, or less than (a discount) NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
For recent information about the Fund, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, visit VictorySharesLiterature.com.
Tax Information
The Fund’s distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of shares may result in capital gain or loss.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through an account maintained by a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
7

VictoryShares USAA Core Intermediate-Term Bond ETF Summary
Investment Objective
The VictoryShares USAA Core Intermediate-Term Bond ETF (the “Fund”) seeks high current income without undue risk to principal.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Other Expenses	0.11%
Total Annual Fund Operating Expenses[1]	0.41%
Fee Waiver/Expense Reimbursement	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.40%
1
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2022 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.40%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$41	$131	$229	$517
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
8

VictoryShares USAA Core Intermediate-Term Bond ETF Summary
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in debt securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund primarily invests in securities that have a dollar-weighted average portfolio maturity of three to ten years. The debt securities in which the Fund typically invests include a mix of government obligations (including U.S., state, and local governments, their agencies and instrumentalities); mortgage- and asset-backed securities (including collateralized debt obligations and collateralized mortgage obligations); corporate debt securities; and other securities believed to have debt-like characteristics. The Fund will invest at least 35% of its net assets in government obligations under normal circumstances. The Fund will invest primarily in investment- grade securities, but may invest up to 5% of its net assets in below-investment-grade securities, which sometimes are referred to as high-yield securities or “junk” bonds.
The Fund may invest up to 20% of its net assets in foreign debt securities, including non-U.S. dollar- denominated securities and securities of companies in emerging market countries (i.e., those that are in the early stages of their industrial cycles). The Fund also may invest in securities not considered foreign securities that carry foreign credit exposure.
The Fund may use futures, including U.S. Treasury futures, to manage duration, increase or decrease its exposure to changing security prices or other factors that affect security values, enhance income, hedge against certain risks, or keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to a market.
Principal Risks of Investing in the Fund
The Fund’s investments are subject to the following principal risks:
Debt Securities or Bond Risk — The Fund is subject to the risk that the market value of the bonds in the Fund’s portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices typically fall; conversely, when interest rates fall, bond prices typically rise. The price volatility of a bond also depends on its duration, which is a measure of a bond’s sensitivity to a change in interest rates. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The Fund faces a heightened level of interest rate risk under current conditions because interest rates are at near historically low levels. Should the U.S. Federal Reserve raise interest rates, the Fund may be subject to risks associated with rising interest rates. The fixed-income securities in the Fund’s portfolio also are subject to credit risk, which is the possibility that an issuer of a fixed-income security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return.
High-Yield Bond Risk — Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater credit and liquidity risk than investment-grade securities. Their prices also may be more volatile, especially during economic downturns and financial setbacks or liquidity events. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments. These securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer’s continuing ability to pay principal and interest, and they carry a greater risk that the issuer of such securities will default on the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire
9

VictoryShares USAA Core Intermediate-Term Bond ETF Summary
investment. The creditworthiness of issuers of these securities may be more complex to analyze than that of issuers of investment-grade debt securities, and the overreliance on credit ratings may present additional risks.
Asset-Backed and Mortgage-Backed Securities Risk — Mortgage- and asset-backed securities (“MBS” or “ABS,” respectively) differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. MBS and ABS are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier than expected due to changes in prepayment rates on underlying loans. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. These securities also are subject to extension risk, which is the risk that the life of the ABS or MBS may be extended due to higher interest rates and lower prepayments. As a result, the value of the securities will decrease. The value of MBS can be impacted by factors affecting the housing market, and MBS also are subject to the risk of high default rates on the mortgages within the mortgage pool. The liquidity of non-agency or privately issued ABS or MBS securities, in particular those that are rated as non-investment grade, may change dramatically over time.
U.S. Government Sponsored Enterprises (“GSEs”) Risk — Securities issued by certain GSEs, such as MBS issued by the Government National Mortgage Association (“Ginnie Mae”), are backed by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the U.S. Treasury. Rather, they are supported by the credit of the issuing agency, instrumentality or corporation. However, these securities typically have indirect support from the U.S. government through an ability to borrow from the U.S. Treasury, and the U.S. government is authorized to purchase the GSE’s obligations. If a GSE defaults on its obligations, the Fund might not be able to recover its investment.
Foreign Securities Risk — Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, and less economic, political, and social stability in the countries in which the Fund invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs), and other government restrictions by the United States or other governments; or problems in share registration, settlement, or custody also may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.
Derivatives Risk — Derivatives, including futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage, and liquidity risks. Derivatives may create leverage and expose the Fund to additional levels of risk, including greater losses from investments and increased volatility, than would otherwise have been the case had the Fund not engaged in the activities that created the leverage. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that the Fund may sustain a loss as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.
Exchange-Traded Fund (“ETF”) Structure Risk — The Fund is structured as an ETF and as a result is subject to special risks, including:
10

VictoryShares USAA Core Intermediate-Term Bond ETF Summary
◼
Not Individually Redeemable — The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, you may redeem your shares by selling them on the secondary market at prevailing market prices.
◼
Trading Issues — Trading in shares on the exchange operated by NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to differences between the market price of the shares and the underlying value of those shares.
◼
Market Price Variance Risk — The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV.
◼
International Closed Market Trading Risk — Many of the Fund’s underlying securities trade on foreign exchanges that are closed when the Exchange is open; consequently, events may transpire while such foreign exchanges are closed but the Exchange is open that may change the value of such underlying securities relative to their last quoted prices on such foreign exchanges.
◼
Authorized Participants Concentration Risk — A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV.
◼
Intraday Indicative Value (“IIV”) Risk — The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of securities (“Deposit Securities”) every 15 seconds (the “intraday indicative value” or “IIV”). The IIV is not a real-time update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close which could affect premiums and discounts between the IIV and the market price of the shares. In addition, the IIV is based on the published Deposit Securities and not on the Fund’s actual holdings.
◼
Tax-Efficiency Risk — Redemptions of shares may be effected for cash, rather than in kind, which means that the Fund may need to sell portfolio securities in order to complete an in-cash redemption, and may recognize net gains on these sales. As a result, investments in the shares may be less tax-efficient than investments in ETFs that redeem solely or principally in kind, and the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
Large Shareholder Risk — Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the
11

VictoryShares USAA Core Intermediate-Term Bond ETF Summary
Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Liquidity Risk — The Fund is subject to liquidity risk, which is the risk that the Fund’s investment may be difficult to purchase or sell and that an investment may not be sold or disposed of at an advantageous price or time.
Market Risk — Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective. Losing money is a risk of investing in the Fund. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments, and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets, or general investor sentiment. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Regulatory Risk — The Fund is subject to regulatory risk, which is the risk that legislative, regulatory, or tax policies or developments may have an adverse impact on the value of the Fund’s investments and the Fund’s NAV.
Management Risk — The Fund is actively managed. The Adviser’s judgments about a particular security, markets, or investment strategy may prove to be incorrect and may cause the Fund to incur losses. There can be no assurance that the Adviser’s investment techniques and decisions will produce the desired results.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns over the same period to one or more broad measures of market performance. We assume reinvestment of dividends and distributions.
Performance information for the Fund prior to July 1, 2019 reflects the historical performance of the USAA Core Intermediate-Term Bond ETF, a series of USAA ETF Trust (the predecessor to the Fund managed by USAA Asset Management Company) (the “Predecessor Fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund.
Updated performance information is available on the Fund’s website at VictorySharesLiterature.com.
12

VictoryShares USAA Core Intermediate-Term Bond ETF Summary
Calendar Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	6.44%	June 30, 2020
Lowest Quarter	-1.73%	March 31, 2020

Year-to-date return	-0.67%	September 30, 2021

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	Life of Fund
FUND
Before Taxes	8.07%	5.86%[1]
After Taxes on Distributions	6.86%	4.60%[1]
After Taxes on Distributions and Sale of Fund Shares	4.79%	3.94%[1]
Index
Bloomberg Barclays U.S. Aggregate Index reflects no deduction for fees, expenses or taxes.	7.51%	5.20%
1
Inception date is October 24, 2017.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
13

VictoryShares USAA Core Intermediate-Term Bond ETF Summary
Management of the Fund
Investment Adviser
The Adviser serves as the Fund’s investment adviser. The portfolio managers jointly and primarily responsible for day-to-day management of the Fund are members of the Adviser’s USAA® Investments, a Victory Capital Investment Franchise.
Portfolio Managers
	Title	Tenure with the Fund
Julianne Bass, CFA	Senior Portfolio Manager	Since 2017
Kurt Daum, J.D	Senior Portfolio Manager	Since 2017
Brian W. Smith, CFA	Senior Portfolio Manager	Since 2017
John Spear, CFA	Senior Portfolio Manager	Since 2017
James F. Jackson Jr., CFA	Senior Portfolio Manager	Since 2019
R. Neal Graves, CFA, CPA	Senior Portfolio Manager	Since 2019
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares at NAV only in large blocks of 50,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities by Authorized Participants (“APs”) that have entered into agreements with the Fund’s distributor. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.
Shares of the Fund are listed for trading on the Exchange. Individual shares may only be purchased and sold in the secondary market through a broker or dealer at a market price. Because shares of the Fund trade at market prices rather than NAV, shares may trade at a price that is greater than (a premium), at, or less than (a discount) NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
For recent information about the Fund, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, visit VictorySharesLiterature.com.
Tax Information
The Fund’s distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of shares may result in capital gain or loss.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through an account maintained by a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
14

Additional Fund Information

The VictoryShares USAA Core Short-Term Bond ETF (“Short-Term Bond Fund”) and VictoryShares USAA Core Intermediate-Term Bond ETF (“Intermediate-Term Bond Fund”) are each organized as an exchange-traded fund (“ETF”), each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are sometimes referred to in this Prospectus as the “VictoryShares ETFs,” “Victory Funds”, or, more simply, the “Funds.”
This section describes additional information about the principal investment strategies that the Funds will use under normal market conditions to pursue their investment objectives, as well as any secondary strategies the Funds may use, and the related risks. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that the Adviser may use in managing the Funds. The Funds’ Statement of Additional Information (“SAI”) includes more information about the Funds, their investments, and the related risks.
Under adverse, unstable or abnormal market conditions, a Fund may be unable to pursue or achieve its investment objective and, for temporary purposes, may invest some or all of its assets in a variety of instruments or assets, including high-quality fixed-income securities, cash and cash equivalents. For cash management purposes, each Fund may hold all or a portion of its assets in cash, short-term money market instruments or shares of other investment companies. These positions may reduce the benefit from any upswing in the market, cause a Fund to fail to meet its investment objective and increase a Fund’s expenses.
Each Fund’s investment objective and policy to invest at least 80% of its assets in debt securities and in derivatives and other instruments that have economic characteristics similar to such securities is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon at least 60 days’ written notice to shareholders. For purposes of a Fund’s 80% investment policy, “assets” means the Fund’s net assets plus the amount of any borrowings for investment purposes, exclusive of collateral held from securities lending. Any derivatives counted towards the Fund’s 80% policy will be valued at market value.
15

Investments

Information about each Fund’s principal investment strategies is provided in the relevant summary section for each Fund. Below is additional information, describing in greater detail the principal investment strategies, including the practices and methodologies that the Adviser utilizes in pursuing a Fund’s investment objective and principal investment strategies, as well as each Fund’s principal investment risks.
The Adviser searches for securities that represent value at the time of purchase given current market conditions. Value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity. The Adviser recognizes value by simultaneously analyzing the interaction of these factors among the securities available in the market.
The Adviser will sell a security to minimize credit risk, to meet liquidity needs of the Fund, or if an attractive replacement is available.
Each Fund invests primarily in investment-grade securities, which include (a) securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, (b) securities rated or subject to a guarantee that is rated within the investment-grade categories listed by at least one of the major rating agencies (for example, Baa3 and above by Moody’s Investors Service, Inc. or BBB- and above by Standard & Poor’s), or (c) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase.
The Short-Term Bond Fund may invest up to 20% of its net assets in below-investment-grade securities, sometimes referred to as high-yield securities or “junk” bonds, which includes distressed debt (rated CCC or higher) and defaulted securities (rated D or higher). The Intermediate-Term Bond Fund may invest up to 25% of its net assets in below-investment-grade securities and may hold bonds that become distressed or default if the Adviser believes the bonds are undervalued and could have a positive return going forward.
Each Fund may invest up to 20% of its net assets in foreign debt securities, including non-U.S. dollar-denominated securities and securities of companies in emerging market countries (i.e., those that are in the early stages of their industrial cycles). Each Fund also may invest in securities not considered foreign securities that carry foreign credit exposure.
Each Fund may invest in fixed-income securities that include mortgage- and asset-backed securities (“MBS” or “ABS”). Generally, MBS or ABS represent a pool of mortgages or other expected asset-based stream of payments, such as credit card receivables or automobile loans, which are packaged together and sold to investors. The investors then are entitled to the payments of interest and principal. Types of MBS in which the Fund may invest include, but are not limited to, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities (“CMBS”), stripped mortgage-backed securities (“SMBSs”), interest-only CMBS and mortgage dollar rolls. Each Fund’s investments in ABS may include asset-backed commercial paper and pass-through certificates, including equipment trust certificates (“ETC”) secured by specific equipment, such as airplanes and railroad cars.
Each Fund may use futures, including U.S. Treasury futures, to manage duration, increase or decrease its exposure to changing security prices or other factors that affect security values, to enhance income, to hedge against certain risks, or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to a market.
Additional Fund Strategies. The Adviser may use several types of investments and investment techniques in pursuing the Funds' overall investment objectives. The following describes the types of securities the Adviser may purchase or the investment techniques the Adviser may employ but which the Adviser does not consider to be a part of a Fund's principal investment strategy. Additional types of securities and strategies that the Funds may utilize are included in the Funds' SAI.
16

Investments

Securities Lending
To enhance the return on its portfolio, a Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board of Trustees. Each loan will be secured continuously by collateral in the form of cash, securities issued by the U.S. government or its agencies or instrumentalities.
Money Market Instruments and Repurchase Agreements
Each Fund may invest in money market instruments and repurchase agreements. A repurchase agreement represents a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller at an agreed-upon price on an agreed-upon date, the resale price of which reflects the purchase price plus an agreed-upon market rate of interest.
17

Risk Factors

The following describes the principal risks that you may assume as an investor in a Fund. These risks could adversely affect the net asset value, total return and the value of a Fund and your investment. The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in each Fund’s Fund Summary section of its Prospectus.
There is no assurance that a Fund will achieve its investment objective. Each Fund’s share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Funds. A Fund, by itself, is not intended to be a complete investment program.
Risk Factor	Core Short-Term Bond ETF	Core Intermediate-Term Bond ETF
Asset-Backed and Mortgage-Backed Securities Risk	X	X
Debt Securities or Bond Risk	X	X
Derivatives Risk	X	X
Exchange-Traded Fund (“ETF”) Structure Risk	X	X
Foreign Investing Risk	X	X
Geopolitical/Natural Disaster Risk	X	X
High-Yield Bond Risk	X	X
Information Technology Sector Risk	X	X
Large Shareholder Risk	X	X
Liquidity Risk	X	X
Management Risk	X	X
Market Risk	X	X
Regulatory Risk	X	X
U.S. Government Sponsored Enterprises (“GSEs”) Risk	X	X
Asset-Backed and Mortgage-Backed Securities Risk — Asset-backed securities represent interests in pools of mortgages, loans, receivables, or other assets. Mortgage-backed securities are a type of asset-backed security that represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, may be supported by letters of credit, surety bonds, or other credit enhancements.
Asset-backed securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. A Fund may receive unscheduled prepayments of principal before the security’s maturity date due to voluntary prepayments, refinancings, or foreclosures on the underlying mortgage loans. To a Fund, this means a loss of anticipated interest and a portion of its principal investment represented by any premium the Fund may have paid. In a period of rising interest rates, if a Fund holds mortgage-backed securities, it may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options. This places additional downward pressure on the value of these securities and potentially causes the Fund to lose money. This is known as extension risk. In addition, adjustable and fixed rate mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund may have to reinvest that money at the lower prevailing interest rates.
A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities may have more credit risk due to the creditworthiness of the collateral compared to mortgage assets. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. Asset-backed
18

Risk Factors

securities also may be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default, due to market conditions impacting asset-backed securities more generally.
Asset-backed security values also may be affected by other factors including the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement.
If a Fund purchases asset-backed, or mortgage-backed securities that are “subordinated” to other interests in the same pool of assets, the Fund as a holder of those securities could receive payments only after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to a Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. Certain mortgage-backed securities may include securities backed by pools of mortgage loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults generally is higher in the case of mortgage pools that include such subprime mortgages. Moreover, instability in the markets for mortgage-backed and asset-backed securities, as well as the perceived financial strength of the issuer and specific restrictions on resale of the securities, may affect the liquidity of such securities, which means that it may be difficult (or impossible) to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and a Fund may have to hold these securities longer than it would like, forgo other investment opportunities, or incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated mortgage-backed and asset-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities. This lack of liquidity may affect a Fund’s NAV and total return adversely during the time the Fund holds these securities.
Debt Securities Risks — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates, adverse economic or political conditions, tariffs and trade disruptions, inflation, or adverse investor sentiment generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Changes in value may occur sharply and unpredictably. Other factors that may affect the value of a debt security include public health crises, such as the COVID-19 pandemic, and responses by governments and companies to such crises. The COVID-19 pandemic is having, and any future outbreaks could have, an adverse impact on the issuers of debt securities in which a Fund may invest and the global economy in general, which impact could be material.
This pandemic, which has spread rapidly across the world, has led and will continue to lead for an unknown period of time to disruptions in local, regional, national and global markets and economies. The outbreak has resulted in, and until fully resolved is likely to continue to result in, among other things: (1) government imposition of various forms of “stay at home” orders and the closing of “non-essential” businesses, resulting in significant disruption to the businesses of many issuers as well as lay-offs of employees; (2) increased requests by issuers of debt instruments for amendments and waivers of agreements to avoid default and increased defaults; (3) volatility and disruption of markets, including greater volatility in pricing and spreads; and (4) rapidly evolving proposals and/or actions by state and federal governments to address problems being experienced by the markets and by businesses and the economy in general. For example, actions by the U.S. Federal Reserve (also known as the “Fed”) have included direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty. The COVID-19 pandemic and other
19

Risk Factors

market events also may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
◼
Interest Rate Risk — The value of a security will decline if interest rates rise. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. The longer a Fund’s average portfolio duration, the more sensitive the Fund will be to changes in interest rates. In addition, during periods of increased market volatility, the market values of fixed income securities may be more sensitive to changes in interest rates. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuer’s credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives. Decisions by the Fed regarding interest rate and monetary policy can have a significant effect on the value of debt securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. Interest rates have been unusually low in recent years in the U.S. and abroad, and central banks have reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown.
◼
Inflation Risk — Inflation will erode the purchasing power of the cash flows generated by debt securities held by a Fund. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities or equity securities that have a record of dividend growth.
◼
Reinvestment Risk — When interest rates are declining, the interest income and prepayments on a security a Fund receives will have to be reinvested at lower interest rates. Generally, interest rate risk and reinvestment risk tend to have offsetting effects, though not necessarily of the same magnitude.
◼
Credit (or Default) Risk — The issuer of a debt security may be unable to make timely payments of interest or principal. Credit risk is measured by nationally recognized statistical rating organizations (“NRSROs”) such as Standard & Poor’s (“S&P”), Fitch, Inc., and Moody’s Investor Service (“Moody’s”).
Exchange-Traded Fund (“ETF”) Structure Risk — Each Fund is structured as an ETF, and as a result, is subject to special risks, including:
◼
Not Individually Redeemable — Shares are not individually redeemable and may be redeemed by a Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, you may redeem your shares by selling them on the secondary market at prevailing market prices.
◼
Trading Issues — Although the shares are listed on the Exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained by market makers or Authorized Participants, particularly in times of stressed market conditions. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for
20

Risk Factors

shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to differences between the market price of the shares and the underlying value of those shares.
◼
Market Price Variance Risk — Individual shares of a Fund that are listed for trading on the Exchange can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. There may be times when the market price and the NAV vary significantly, and you may pay more than NAV when buying shares on the secondary market (a premium), and you may receive less than NAV when you sell those shares (a discount). The market price of shares, like the price of any exchange-traded security, includes a bid-ask spread charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that shares may trade at a discount to NAV and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. A Fund’s investment results are measured based upon the daily NAV of a Fund over a period of time. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with a Fund.
◼
International Closed Market Trading Risk — A Fund’s underlying securities may trade on foreign exchanges that are closed when the Exchange is open; consequently, events may transpire while such foreign exchanges are closed but the Exchange is open that may change the value of such underlying securities relative to their last quoted prices on such foreign exchanges. Because a Fund generally relies on the last quoted prices for such securities when calculating its NAV, such events may cause shares to trade at a premium or discount to NAV.
◼
Authorized Participants Concentration Risk — A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for a Fund. In addition, there is no obligation for market makers to make a market in a Fund’s shares or for Authorized Participants to submit purchase or redemption orders for Creation Units. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV.
◼
Intraday Indicative Value (“IIV”) Risk — The Exchange intends to disseminate the approximate per share value of a Fund’s published basket of securities (Deposit Securities) every 15 seconds (the “intraday indicative value” or “IIV”). The IIV is not a real-time update of the NAV per share of a Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. For securities traded outside of the U.S., the IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close which could affect premiums and discounts between the IIV and the market price of a Fund’s shares. In addition, the IIV is based on the published Deposit Securities and not on a Fund’s actual holdings. A Fund, the Adviser and their affiliates are not involved in, or responsible for, any aspect of the calculation or dissemination of the IIV and make no warranty as to the accuracy of these calculations.
◼
Tax-Efficiency Risk — Redemptions of shares may be effected for cash, rather than in kind, which means that the Fund may need to sell portfolio securities in order to complete an in- cash redemption, and may recognize net gains on these sales. As a result, investments in the shares may be less tax-efficient than investments in ETFs that redeem solely or principally in kind, and the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
21

Risk Factors

Foreign Investing Risk — Foreign investing risk is the possibility that the value of a Fund’s investments in foreign securities will decrease because of currency exchange-rate fluctuations; foreign market illiquidity; emerging-market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; less publicly available information about foreign issuers; difficulties in obtaining legal judgments; and foreign withholding taxes, among other challenges on non-U.S. investments. Foreign investing may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. Foreign investments may be more difficult to value than U.S. securities. Risks that require additional consideration are:
◼
Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates; intervention (or the failure to intervene) by governments, central banks or supranational entities; the imposition of currency controls; or other political developments in the United States or abroad.
◼
Depositary Receipts Risk — Foreign securities may trade in the form of depositary receipts, which include ADRs and GDRs (collectively Depositary Receipts). To the extent a Fund acquires Depositary Receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, a Fund may not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted.
◼
Emerging Markets Risk — Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that generally are less economically diverse and mature than those in the United States, and to political systems that may be less stable. Investments in emerging markets may be subject to the risk of abrupt and severe price declines and their financial markets often lack liquidity. In addition, emerging-market countries may be more likely than developed countries to experience rapid and significant adverse developments in their political or economic structures. Emerging-market economies also may be overly reliant on particular industries, and more vulnerable to shifts in international trade, trade barriers, and other protectionist or retaliatory measures. Governments in many emerging-market countries participate to a significant degree in their economies and securities markets. Some emerging-market countries restrict foreign investments, impose high withholding or other taxes on foreign investments, impose restrictive exchange control regulations, or may nationalize or expropriate the assets of private companies. Emerging-market countries also may be subject to high inflation and rapid currency devaluations and currency-hedging techniques may be unavailable in certain emerging-market countries.
◼
Political Risk — Political risk includes a greater potential for coups d’état, revolts, and expropriation by governmental organizations.
◼
European Economic Risk — On January 31, 2020, the United Kingdom (“UK”) left the European Union (“EU”), commonly referred to as “Brexit.” The impact of Brexit is so far uncertain. The effect on the UK’s economy will likely depend on the ongoing nature of trade
22

Risk Factors

relations with the EU. Brexit may cause increased volatility and may have a significant adverse impact for some time on business activity, world financial markets, international trade agreements, the UK and European economies and the broader global economy.
Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such COVID-19, may result in, among other things, closing borders, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may last for extended periods.
High-Yield Bond Risk — Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater credit and liquidity risk than investment- grade securities. Their prices also may be more volatile, especially during economic downturns and financial setbacks or liquidity events. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments. These securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer’s continuing ability to pay principal and interest and carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. The creditworthiness of issuers of these securities may be more complex to analyze than that of issuers of investment- grade debt securities, and the overreliance on credit ratings may present additional risks.
Information Technology Sector Risk — Information technology companies tend to significantly rely on technological events or advances in their product development, production or operations and are particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.
Large Shareholder Risk — A Fund, like all investment companies, pools the investments of many investors. Actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. For example, significant levels of new investments in a Fund by shareholders may cause the Fund to have more cash than would otherwise be the case, which might have a positive or negative impact on Fund performance. Similarly, redemption activity might cause a Fund to sell portfolio securities, which may increase transaction costs and might generate a capital gain or loss, or cause it to borrow funds on a short-term basis to cover redemptions, which would cause the Fund to incur costs that, in effect, would be borne by all shareholders and not just the redeeming shareholders. Shareholder purchase and redemption activity also may affect the per share amount of a Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an Affiliated Fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in a Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
23

Risk Factors

Liquidity Risk — Certain securities held by a Fund may be difficult (or impossible) to buy or sell at the time and at the price the Fund would like due to a variety of factors, including general market conditions, the perceived financial strength of the issuer, specific restrictions on resale of the securities, infrequent trading, or lack of market participants. Liquidity is a general investment risk that potentially could impact any security, but funds that invest in privately placed securities, certain small-company securities, high-yield bonds, certain mortgage-backed or asset-backed securities, foreign or emerging market securities, derivatives, or other structured investments, which all have experienced periods of illiquidity, generally are subject to greater liquidity risk than funds that do not invest in these types of securities. In addition, reduced liquidity could impact the Fund’s performance negatively.
Management Risk —Each Fund is subject to management risk, which is the possibility that the investment techniques and risk analyses used in managing a Fund’s portfolio will not produce the desired results.
Market Risk — Any investment involves risk, and there is no assurance that the Fund’s investment objective will be achieved. Losing money is a risk of investing in the Fund. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments, and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets, or general investor sentiment. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value. In addition, markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.
Market turmoil may be reflected in perceptions of economic uncertainty, price volatility in the equity and debt markets, and fluctuating trading liquidity. In response, governments may adopt a variety of fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and lower interest rates. An unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. Market conditions and economic risks could have a significant effect on domestic and international economies and could add significantly to the risks of increased volatility for a Fund. Equity securities tend to be more volatile than debt securities.
Regulatory Risk — Each Fund is subject to regulatory risk, which is the risk that legislative, regulatory, or tax policies or developments may have an adverse impact on the value of the Fund’s investments and the Fund’s NAV.
U.S. Government Sponsored Enterprises (“GSEs”) Risk — Securities issued by certain GSEs, such as MBS issued by the Government National Mortgage Association (“Ginnie Mae”), are backed by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the U.S. Treasury. Rather, they are supported by the credit of the issuing agency, instrumentality or corporation. However, these securities typically have indirect support from the U.S. government through an ability to borrow from the U.S. Treasury, and the U.S. government is authorized to purchase the GSE’s obligations. If a GSE defaults on its obligations, the
24

Risk Factors

Fund might not be able to recover its investment. It is possible that actions by the U.S. Treasury or others could adversely impact the value of a Fund’s investments in securities issued by Fannie Mae and Freddie Mac.
Additional Risk Factors. The Adviser may use several types of investment strategies in pursuing Fund’s overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Funds. Additional risks are included in the Funds' SAI.
Securities Lending Risk — The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. These events could trigger adverse tax consequences for the Fund. In addition, each Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or the Funds’ securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.
Repurchase Agreement Risk — Repurchase agreements carry several risks. Although transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to a Fund, in that a defaulting counterparty could delay or prevent a Fund’s recovery of collateral. For example, if the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, a Fund may suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by a Fund are less than the repurchase price.
25

Organization and Management of the Funds

The Funds' Board of Trustees has the overall responsibility for overseeing the management of each Fund.
The Investment Adviser
The Adviser serves as the investment adviser to each of the Victory Funds pursuant to an investment management agreement. The Adviser oversees the operations of the Funds according to investment policies and procedures adopted by the Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission (“SEC”). As of September 30, 2021, the Adviser managed and advised assets totaling in excess of $159.8 billion for individual and institutional clients. The Adviser’s principal address is 15935 La Cantera Parkway, San Antonio, TX 78256.
The Adviser is a diversified global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. The Adviser’s Victory Solutions platform oversees its rules-based investment strategies and is responsible for the day-to-day investment management of each Fund.
Advisory fees to be paid annually, before waivers, are equal to the following:
Fund	Advisory Fee
Short-Term Bond ETF	0.25%
Intermediate-Term Bond ETF	0.30%
See “Fund Fees and Expenses” for information about any contractual agreement by the Adviser to waive fees and/or reimburse expenses with respect to a Fund. From time to time, the Adviser also may voluntarily waive fees and/or reimburse expenses in amounts exceeding those required to be waived or reimbursed under any contractual agreement that may be in place with respect to a Fund.
A discussion of the Board’s most recent considerations in approving the Advisory Agreement is included in each Fund’s semi-annual report for the period ended December 31.
Portfolio Management
Julianne Bass, Victory Capital Senior Portfolio Manager — USAA Investments, A Victory Capital Investment Franchise, has comanaged the Funds (including the Predecessor Funds) since their inception in October 2017. She was Vice President, Mutual Fund Portfolios with USAA Asset Management Company (“AMCO”), which was acquired by the Adviser in 2019. Ms. Bass has 32 years of investment management experience, 20 of which was with AMCO. She received a B.B.A. from the University of Texas at Austin and an M.B.A. from the University of Houston. She holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute and the CFA Society of San Antonio.
Kurt Daum, JD, Victory Capital Senior Portfolio Manager — USAA Investments, A Victory Capital Investment Franchise, has co-managed the Funds (including the Predecessor Funds) since their inception in October 2017. He was Executive Director, Mutual Fund Portfolios with AMCO, which was acquired by the Adviser in 2019. Mr. Daum has 17 years of investment management experience, five of which was with AMCO. He received a B.B.A. from the University of Texas at Austin and a J.D. from the University of Texas School of Law.
R. Neal Graves, CFA, CPA, Victory Capital Senior Portfolio Manager — USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since July 2019. Mr. Graves has 25 years of finance related experience including 19 years of investment management experience with USAA.
26

Organization and Management of the Funds

Education: Master’s in Professional Accounting, University of Texas at Austin and a B.B.A., University of Texas at Austin. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.
James F. Jackson Jr., CFA, Victory Capital Senior Portfolio Manager and Head of Fixed Income Portfolio Management — USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since July 2019. Mr. Jackson has 19 years of investment management experience including 10 years with AMCO, which was acquired by the Adviser’s parent company in 2019. Education: MBA with High Distinction, Ross School of Business, University of Michigan and a B.S., United States Naval Academy. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.
Brian W. Smith, Victory Capital Senior Portfolio Manager — USAA Investments, A Victory Capital Investment Franchise, has co-managed the Funds (including the Predecessor Funds) since their inception in October 2017. He was Assistant Vice President, Mutual Fund Portfolios with AMCO, which was acquired by the Adviser in 2019. Mr. Smith worked for AMCO for 34 years, 20 of which was in investment management. He received a B.B.A. from the University of Texas at San Antonio and an M.B.A. from the University of Texas at San Antonio. He holds the CFA designation and is also a CPA. He is a member of the CFA Institute and the CFA Society of San Antonio.
John Spear, Victory Capital Senior Portfolio Manager — USAA Investments, A Victory Capital Investment Franchise, has co-managed the Funds (including the Predecessor Funds) since their inception in October 2017. He was Senior Vice President, Chief Investment Officer of AMCO, which was acquired by the Adviser in 2019. He has 35 years of investment management experience, 21 of which was with AMCO. While with AMCO, he managed the USAA Life Insurance Portfolio for almost 20 years and supervised the USAA fixed-income portfolio management team since May 2012. He received a B.B.A. from Western Illinois University. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.
The Funds' SAI provides additional information about the portfolio managers' method of compensation, other accounts they manage and any ownership interests they may have in the Funds.
27

Investing with Victory

Share Price

The net asset value (“NAV”) of each Fund generally is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business. In the event of an emergency or other disruption in trading on the NYSE, a Fund’s NAV will be determined based upon the close of the NYSE. The NAV is computed by determining the aggregate market value of all assets of a Fund, less its liabilities, divided by the total number of shares outstanding (NAV = (assets-liabilities)/number of shares). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of a Fund, including management, administration, and distribution fees (if any), which are accrued daily. The determination of NAV for a Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by a Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.
Generally, the Funds' investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“Nasdaq”) National Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price. If market quotations are not readily available, investments will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.
A Fund may use independent pricing services to assist in calculating the value of the Fund’s securities or other assets. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for a Fund. In computing the NAV, a Fund values foreign securities held by a Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. The value of a Fund’s securities may change on days when shareholders are not able to purchase and redeem the Fund’s shares if the Fund has portfolio securities that primarily are traded in foreign markets that are open on weekends or other days when the Fund does not price its shares. If events materially affecting the value of a security in a Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before a Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Adviser may need to price the security using a Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short-term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other funds to determine NAV, or from the price that may be realized upon the actual sale of the security.
28

Share Price

With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies registered under the Investment Company Act of 1940, as amended (“1940 Act”), a Fund’s NAV is calculated based upon the NAVs of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.
Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term debt obligations with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.
Premium/Discount Information
Since investors will buy and sell shares of the Funds in secondary market transactions through brokers at market prices, the Funds' shares will trade at market prices. The market price of shares may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of shares of a Fund.
For recent information about a Fund, including a Fund’s NAV, market price, premiums and discounts, and bid ask spreads visit www.VictorySharesLiterature.com.
29

How to Buy and Sell Shares

Shares of each Fund will be listed for trading on the Exchange under the ticker symbols listed on the cover of this Prospectus. Share prices are reported in dollars and cents per share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and shares typically trade in blocks of less than a Creation Unit. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
When buying or selling shares through a broker, you will incur customary brokerage commissions and charges. The commission is often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell smaller amounts of shares. You may also pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The spread varies over time for shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if a Fund’s shares have more trading volume and market liquidity and higher if a Fund’s shares have little trading volume and market liquidity.
Only an Authorized Participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Funds' APs are institutions and large investors, such as market makers or other large broker-dealers, which have entered into a Participation Agreement with the Funds' distributor to undertake the responsibility of obtaining or selling the underlying assets needed to purchase or redeem, respectively, Creation Units of the Funds. APs may acquire shares directly from a Fund, and APs may tender their shares for redemption directly to a Fund, at NAV per share only in large blocks, or Creation Units, of 50,000 shares. Purchases and redemptions directly with a Fund must follow the Funds' procedures, which are described in the SAI.
The Funds may liquidate and terminate at any time without shareholder approval.
Share Trading Prices
The trading prices of a Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by market forces such as the supply of and demand for shares and shares of underlying investments held by the Fund, economic conditions and other factors. Information regarding the intraday indicative value (“IIV”) of a Fund will be disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund’s shares are primarily listed or by market data vendors or other information providers. The IIV is based on the current market value of the securities and/or cash included in a Fund’s published basket of securities. However, the IIV should not be viewed as a “real-time” update of the NAV per share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The IIV does not necessarily reflect the precise composition of the current portfolio of securities and instruments held by a Fund at a particular point in time or the best possible valuation of the current portfolio. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV may not reflect estimated accrued interest, dividends and other income, or Fund expenses. The IIV generally is determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities and instruments included in a Fund’s IIV basket. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the U.S. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value of the shares and the Funds do not make any warranty as to the accuracy of these values.
30

How to Buy and Sell Shares

Book Entry
Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Funds and is recognized as the owner of all shares for all purposes.
Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.
Frequent Purchases and Redemptions of Fund Shares
Each Fund’s shares can only be purchased and redeemed directly from a Fund by APs in Creation Units. Direct trading by APs is critical to ensuring that a Fund’s shares trade at or close to NAV. The cash to be contributed to (or received from) the Fund in connection with a Creation Unit generally is negligible compared to the total amount of the trade. A Fund with exposure to non-U.S. securities employs fair valuation pricing to minimize arbitrage opportunities that attempt to exploit the differences between a security’s market quotation and its fair value. In addition, the Funds impose transaction fees on purchases and redemptions of shares to cover the custodial and other costs incurred by the Funds in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund’s trading costs increase in those circumstances.
Trading of a Fund’s shares by individual shareholders occurs on the secondary market. Because the secondary market trades do not directly involve the Funds, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in a Fund’s trading costs and the realization of capital gains.
Given this structure, the Board has determined that it is not necessary to monitor for frequent in-kind purchases and redemptions of shares or market timing activity by the APs or on the shares’ secondary market.
Other Payments to Financial Intermediaries
If you purchase Fund shares through an investment professional, a broker dealer, or other financial intermediary, the Fund may pay for sub-transfer agent, recordkeeping and/or similar administrative services. In addition, Victory Capital (and its affiliates) may make substantial payments out of its own resources, including the profits from the advisory fees Victory Capital receives from the Funds, to affiliated and unaffiliated dealers or other investment professionals and service providers for distribution, administrative and/or shareholder servicing activities. Victory Capital also may reimburse the distributor (or the distributor’s affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or other investment professionals for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” In some circumstances, these types of payments may create an incentive for a dealer or investment professional or its representatives to recommend or offer shares of the Funds to its customers. You should ask your dealer or investment professional for more details about any such payments it receives.
31

Distribution and Service Plan

The Funds have adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.
No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.
Distributions and Taxes

Unlike interests in conventional mutual funds, which typically are bought and sold from and to a fund only at closing NAVs, each Fund’s shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on a Fund’s portfolio that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas the shares’ in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.
Ordinarily, dividends from net investment income, if any, are declared and paid monthly by each Fund. Each Fund distributes its net realized capital gains, if any, to shareholders annually.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.
As with any investment, you should consider how your investment in shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares.
Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:
◼
A Fund makes distributions,
◼
You sell your shares listed on the Exchange, and
◼
You purchase or redeem Creation Units.
Taxes on Distributions
As stated above, each Fund ordinarily declares and pays dividends from net investment income, if any, monthly, and net realized capital gains, if any, annually. The Funds may also pay a special distribution at the end of a calendar year to comply with U.S. federal tax requirements. Dividends from a Fund’s net long-term capital gains, if any, in excess of net short-term capital losses (capital gain dividends) that are properly designated as such are taxable to you as long-term capital gains (at the 20% maximum rate referred to above for non-corporate shareholders) regardless of how long you have held the Fund’s shares. Dividends from a Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income (other than qualified dividend income).
32

Distributions and Taxes

Dividends from a Fund’s qualified dividend income (i.e., dividends received on stock of most domestic and certain foreign corporations), if any, that are properly designated as such are taxable to non-corporate shareholders at long-term capital gain rates, provided that the Fund and the shareholder satisfy certain holding period and other requirements. A Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations, subject to similar restrictions.
In general, your distributions are subject to U.S. federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund (if that option is available). Distributions reinvested in additional shares of a Fund through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional shares to the same extent as if such distributions had been received in cash.
Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of (and in reduction of) your basis in the shares and any excess amount will be treated as capital gain.
If the NAV at the time a shareholder purchases shares of a Fund reflects undistributed net investment income, recognized net capital gain, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.
If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership, the Fund’s ordinary income dividends may be subject to a 30% U.S. withholding tax. See the section entitled “TAXES—Foreign Shareholders” in the SAI for details.
Taxes on Exchange-Listed Share Sales
Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses from sales of shares may be limited.
A nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership is generally exempt from U.S. federal income or withholding tax on gains realized on the sale or other disposition of shares of a Fund.
Taxes on Purchase and Redemption of Creation Units
An AP who exchanges securities for Creation Units generally will recognize gain or loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the AP’s aggregate basis in the securities surrendered plus any cash it pays. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the shares being redeemed and the value of the securities. The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.
Any capital gain or loss realized on the purchase or redemption of Creation Units will generally be treated as long-term capital gain or loss if the securities surrendered to purchase the Creation Units or the Creation Units, as applicable, have been held for more than one year and as short-term capital gain or loss if the securities surrendered or the Creation Units, as applicable, have been held for one year or less.
33

Distributions and Taxes

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. See “TAXES” in the SAI for a description of the requirement regarding basis determination methods applicable to share redemptions and the Fund’s obligation to report basis information to the Service.
Backup Withholding
By law, a Fund is required to withhold 24% of your distributions and proceeds if you have not provided the Fund with a correct Social Security number or other taxpayer identification number and in certain other situations.
Foreign Account Tax Compliance Act
Under the “Foreign Account Tax Compliance Act,” unless certain foreign entities comply with certain IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% U.S. withholding tax may apply to dividends paid by the Fund to such entities. See the section entitled “TAXES—Foreign Shareholders” in the SAI for details.
The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the shares under all applicable tax laws.
Other Information

Investments by Investment Companies
Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Adviser or as permitted by any rules and regulations adopted under applicable law, including that such investment companies enter into an agreement with the Trust on behalf of the Funds.
Continuous Offering
The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the distributor, breaks them down into constituent shares and sells the shares directly to customers or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in
34

Other Information

the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.
Dealers effecting transactions in the Funds' shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.
Portfolio Holdings Disclosure
A description of the Funds policies regarding disclosure of the securities in each Fund’s portfolio is found in the Statement of Additional Information. Each Fund’s portfolio is disclosed daily on the Funds' website at www.VictorySharesLiterature.com. Shareholders may also request portfolio holdings schedules at no charge by calling toll free 1-866-376-7890.
Shareholder Communications
In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 1-866-376-7890, and they will be delivered promptly.
While this Prospectus and the SAI of the Trust describe pertinent information about the Trust and each Fund, neither this Prospectus nor the SAI represents a contract between the Trust or a Fund and any shareholder.
Other Disclosures
Victory Capital means Victory Capital Management Inc., the investment adviser of the VictoryShares ETFs. VictoryShares ETFs are distributed by Foreside Fund Services, LLC (Foreside). Foreside is a member of FINRA. Victory Capital is not affiliated with Foreside. USAA is not affiliated with Foreside or Victory Capital. USAA and the USAA logos are registered trademarks and the USAA Investments logo is a trademark of United Services Automobile Association and is being used by Victory Capital and its affiliates under license.
35

Financial Highlights

The following financial highlights tables are intended to help you understand each Fund’s financial performance since inception. Certain information reflects financial results for a single share of a Fund. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all income dividends and capital gain distributions).
For periods ending prior to August 31, 2019, the Funds’ financial highlights include historical information of each Fund’s Predecessor Fund, which were series of USAA ETF Trust and managed by USAA Asset Management Company.
The information presented for the periods ended on or after August 31, 2019 has been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in each Fund’s annual report, which is available by calling the Funds at 866-376-7890 and at VictorySharesLiterature.com. The information for all periods prior to August 31, 2019 has been audited by a different independent registered public accounting firm.
36

USAA Core Short-Term Bond ETF
	Year Ended 6/30/21	Ten Months Ended 6/30/20(a)	Year Ended 8/31/19	10/24/17(b) through 8/31/18
Net Asset Value, Beginning of Period	$51.22	$50.65	$49.50	$50.00
Investment Activities
Net Investment Income (Loss)(c)	0.84	1.10	1.37	0.93
Net Realized and Unrealized Gains (Losses) on Investments	0.93	0.48	1.13	(0.59)
Total from Investment Activities	1.77	1.58	2.50	0.34
Distributions to Shareholders From
Net Investment Income	(0.90)	(1.01)	(1.35)	(0.84)
Net Realized Gains from Investments	(0.22)	—	—	—
Total Distributions	(1.12)	(1.01)	(1.35)	(0.84)
Net Asset Value, End of Period	$51.87	$51.22	$50.65	$49.50
Total Return(d)	3.48%	3.17%	5.11%	0.70%
Ratios to Average Net Assets
Net Expenses(e)	0.34%(f)	0.35%	0.35%	0.35%
Net Investment Income (Loss)(e)	1.62%	2.62%	2.75%	2.21%
Gross Expenses(e)	0.37%	0.44%	0.40%	0.40%
Supplemental Data
Net Assets, End of Period (000's)	$272,296	$105,000	$83,573	$61,872
Portfolio Turnover(d)(g)	80%	72%(h)	30%	22%
(a)
The Fund’s fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b)
Commencement of operations.
(c)
Per share net investment income (loss) has been calculated using the average daily shares method.
(d)
Not annualized for periods less than one year.
(e)
Annualized for periods less than one year.
(f)
Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap. (See note 4 in the Notes to Financial Statements)
(g)
Excludes impact of in-kind transactions.
(h)
Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the period.
37

USAA Core Intermediate-Term Bond ETF
	Year Ended 6/30/21	Ten Months Ended 6/30/20(a)	Year Ended 8/31/19	10/24/17(b) through 8/31/18
Net Asset Value, Beginning of Period	$53.67	$52.48	$48.61	$49.93
Investment Activities
Net Investment Income (Loss)(c)	1.08	1.21	1.62	1.29
Net Realized and Unrealized Gains (Losses) on Investments	0.27	1.12	3.81	(1.46)
Total from Investment Activities	1.35	2.33	5.43	(0.17)
Distributions to Shareholders From
Net Investment Income	(1.11)	(1.14)	(1.56)	(1.15)
Net Realized Gains from Investments	(0.20)	—	—	—
Total Distributions	(1.31)	(1.14)	(1.56)	(1.15)
Net Asset Value, End of Period	$53.71	$53.67	$52.48	$48.61
Total Return(d)	2.55%	4.52%	11.37%	(0.33)%
Ratios to Average Net Assets
Net Expenses(e)	0.37%(f)	0.38%(g)	0.39%	0.40%
Net Investment Income (Loss)(e)	2.01%	2.80%	3.27%	3.10%
Gross Expenses(e)	0.41%	0.42%	0.44%	0.45%
Supplemental Data
Net Assets, End of Period (000's)	$894,333	$450,789	$314,856	$150,703
Portfolio Turnover(d)(h)	16%	13%	3%(i)	10%
(a)
The Fund’s fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b)
Commencement of operations.
(c)
Per share net investment income (loss) has been calculated using the average daily shares method.
(d)
Not annualized for periods less than one year.
(e)
Annualized for periods less than one year.
(f)
Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap. (See note 4 in the Notes to Financial Statements)
(g)
Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.02% higher.
(h)
Excludes impact of in-kind transactions.
(i)
Portfolio turnover decreased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.
38

4900 Tiedeman Road, 4th Floor
Brooklyn, OH 44144
Statement of Additional Information (SAI): The SAI contains more information about the Funds’ operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you do not request a copy.
Annual and Semi-annual Reports: Annual and semi-annual reports contain more information about the Funds’ investments and the market conditions and investment strategies that significantly affected the Funds’ performance during the most recent fiscal period.
How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Funds or your accounts, online at VictorySharesLiterature.com, by contacting the Funds at the following address or telephone number, or by contacting your financial intermediary.
By telephone:
Call VictoryShares at
866-376-7890
By mail:
VictoryShares
4900 Tiedeman Road, 4th Floor
Brooklyn, OH 44144
You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC) on the SEC’s Edgar database at http://www.sec.gov, or after paying a duplicating fee, by electronic request sent to the following e-mail address: publicinfo@sec.gov.
Investment Company Act File Number 811-22696
VS-BONDETF-PRO (11/21)